UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Highbridge Dynamic Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Certificate of Deposit — 2.3%
520	Banco Espirito Santo, (Portugal), 0.230%, 02/03/10 (Cost $520)	520

Commercial Paper — 19.4% (n)
670	Bank of America Corp., 0.110%, 02/01/10	670
400	BPCE S.A., (France), 0.240%, 04/30/10 (e)	400
520	Dexia Delaware LLC, 0.210%, 02/03/10	520
675	Eksportfinans ASA, 0.110%, 02/01/10 (e)	675
345	Erste Finance Delaware LLC, 0.191%, 02/04/10 (e)	345
495	General Electric Capital Corp., 0.188%, 04/30/10	494
150	General Electric Co., 0.110%, 02/01/10	150
521	Raiffeisen Zentralbank Oesterreich AG, (Austria), 0.200%, 02/03/10 (e)	521
650	RBS Holdings USA, Inc., 0.130%, 02/01/10 (e)	650

	Total Commercial Paper (Cost $4,425)	4,425
Time Deposits — 8.9%
677	Calyon N.A. Co., 0.130%, 02/01/10	677
677	National Australia Bank Ltd., 0.130%, 02/01/10	677
677	Societe Generale, 0.130%, 02/01/10	677

	Total Time Deposits (Cost $2,031)	2,031
U.S. Government Agency Securities — 43.2% (n)
2,617	Federal Farm Credit Bank, DN, 0.030%, 02/01/10	2,617
4,648	Federal Home Loan Bank, DN, 0.037%, 02/01/10	4,648
1,000	Federal Home Loan Banks, DN, 0.060%, 02/03/10	1,000
1,599	Federal National Mortgage Association, DN, 0.050%, 02/04/10	1,599

	Total U.S. Government Agency Securities (Cost $9,864)	9,864
SHARES
Investment Companies — 29.1%
4,062	JPMorgan Prime Money Market Fund, Institutional Class Shares,
	0.080% (b) (l) (m)	4,062
2,570	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.000% (b) (l) (m)	2,570

	Total Investment Companies (Cost $6,632)	6,632
	Total Investments —102.9% (Cost $23,472)	23,472
	Liabilities in Excess of Other Assets — (2.9)%	(667)
	NET ASSETS — 100.0%	$22,805

Percentages indicated are based on net assets.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	–(h)
Aggregate gross unrealized depreciation	–(h)
Net unrealized appreciation/depreciation	–(h)
Federal income tax cost of investments	$23,472

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(7)	Australian Dollar	03/15/10	(617)	$6
(20)	Lean Hogs*	04/15/10	(549)	25
				$31

Return Swaps on Commodities
(Amounts in thousands)
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Newedge USA, LLC
	Long Positions
	COMEX Gold 100 oz. April 2010 Futures	04/28/10	$ 5,202	$ (60)
	COMEX Copper March 2010 Futures	03/29/10	1,603	(177)
	COMEX Silver March 2010 Futures	03/29/10	1,133	(104)
	NYBOT-ICE Cocoa March 2010 Futures	03/16/10	1,019	(71)
	CBOT Soybean Meal March 2010 Futures	03/12/10	2,957	(161)
	CBOT Soybean Oil March 2010 Futures	03/12/10	22	- (h)
	NYBOT-ICE Cotton No. 2 March 2010 Futures	03/09/10	1,864	(112)
	NYBOT-ICE Sugar # 11 February 2010 Futures	02/26/10	2,813	161
	NYMEX Gasoline RBOB February 2010 Futures	02/26/10	4,099	(319)
	NYMEX Natural Gas February 2010 Futures	02/24/10	770	(59)
	Short Positions
	CME Live Cattle April 2010 Futures	04/30/10	(715)	14
	NYBOT-ICE Coffee March 2010 Futures	03/19/10	(247)	9
	DCE Soybean March 2010 Futures	03/12/10	(229)	12
	CBOT Corn March 2010 Futures	03/12/10	(481)	23
	CBOT Wheat March 2010 Futures	03/12/10	(972)	93
	NYMEX WTI Crude February 2010 Futures	02/22/10	(510)	40
				$ (711)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DCE	—	Dalian Commodity Exchange
DN	—	Discount Notes
ICE	—	Intercontinental Exchange
NYBOT	—	New York Board of Trade
NYMEX	—	New York Mercantile Exchange
*		These contracts provide for cash settlement based on the price of the underlying commodity.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)		Amount rounds to less than one thousand (shares or dollars).
(l)		The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is pledged and segregated with the custodian and/or reserved for current holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts as applicable.

(n)		The rate shown is the effective yield at the date of purchase.

Highbridge Dynamic Commodities Strategy Fund (the "Fund")

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Certificate of Deposit	$–	$520	$–	$520
Commercial Paper	–	4,425	–	4,425
Time Deposits	–	2,031	–	2,031
U.S. Government Agency Securities	–	9,864	–	9,864
Investment Companies	6,632	–	–	6,632
Total Investments in Securities	$6,632	$16,840	$–	$23,472

Appreciation in Other Financial Instruments
Futures Contracts	$31	$–	$–	$31
Swaps	$352	$–	$–	$352
Total Appreciation in Other Financial Instruments	$383	$–	$–	$383

Depreciation in Other Financial Instruments
Swaps	$(1,063)	$–	$–	$(1,063)
Total Depreciation in Other Financial Instruments	$(1,063)	$–	$–	$(1,063)

Basis for Consolidation for the Fund

HCM Commodities Strategy Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 18, 2009 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. As of January 31, 2010, net assets of the Fund were approximately $22,805,000, of which approximately $4,982,000 or approximately 22%, represented the Fund’s ownership of the shares of the Subsidiary. The consolidated Schedule of Investments includes positions of the Fund and the Subsidiary.

Futures Contracts

The Fund uses commodity futures to obtain long and short exposure to the underlying commodities markets.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the future’s contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Return Swaps on Commodities

The Fund uses return swaps on commodities to obtain long and short exposure to commodities markets.

The value of the swaps is based on the underlying futures contract, using the last sale or closing price of the principal exchange on which the contract is traded.

These swaps are cash settled between the Fund and Counterparty at termination date, whereby the Fund will pay or receive an amount, based on the return of the underlying instrument. Upon entering into these swaps, the Fund is required to post collateral, referred to as independent amount, under the terms of contract. Additional collateral is posted by the Fund or counterparty based on changes in the value of the underlying instrument. As of January 31, 2010, approximately, $2,570,000 has been posted to collateralize outstanding swap positions, including the independent amount.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (ii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iii) documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Highbridge Statistical Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long Positions — 99.1% (j)
		Common Stocks — 85.4%
		Consumer Discretionary — 13.9%
		Auto Components — 0.9%
122		Autoliv, Inc., (Sweden)	5,205
605		Cooper Tire & Rubber Co.	10,301
6		Gentex Corp.	107
275		Goodyear Tire & Rubber Co. (The) (a)	3,666
29		Johnson Controls, Inc.	808
182		Tenneco, Inc. (a)	3,219
293		TRW Automotive Holdings Corp. (a)	6,745

			30,051

		Automobiles — 0.2%
587		Ford Motor Co. (a)	6,366

		Distributors — 0.3%
300		Genuine Parts Co.	11,294

		Diversified Consumer Services — 1.2%
76		Apollo Group, Inc., Class A (a)	4,578
14		Brink's Home Security Holdings, Inc. (a)	557
1		Capella Education Co. (a)	56
78		Career Education Corp. (a)	1,695
875		Corinthian Colleges, Inc. (a)	12,250
240		DeVry, Inc.	14,633
74		Hillenbrand, Inc.	1,350
13		ITT Educational Services, Inc. (a)	1,270
117		Service Corp. International	897
21		Weight Watchers International, Inc.	592

			37,878

		Hotels, Restaurants & Leisure — 1.3%
74		Ameristar Casinos, Inc.	1,098
12		Bally Technologies, Inc. (a)	460
453		Brinker International, Inc.	7,398
76		Cheesecake Factory, Inc. (The) (a)	1,612
–	(h)	Chipotle Mexican Grill, Inc. (a)	7
26		International Game Technology	485
52		McDonald's Corp.	3,275
11		Panera Bread Co., Class A (a)	781
74		Penn National Gaming, Inc. (a)	2,001
33		Scientific Games Corp., Class A (a)	463
407		Starbucks Corp. (a)	8,859
1,497		Wendy's/Arby's Group, Inc., Class A	6,903
466		Wyndham Worldwide Corp.	9,786

			43,128

		Household Durables — 1.3%
–	(h)	Black & Decker Corp.	5
169		Jarden Corp.	5,140
126		KB Home	1,925
409		Leggett & Platt, Inc.	7,470
727		Lennar Corp., Class A	11,168
887		Newell Rubbermaid, Inc.	12,035
19		Pulte Homes, Inc. (a)	200
59		Whirlpool Corp.	4,431

			42,374

		Internet & Catalog Retail — 0.7%
147		Amazon.com, Inc. (a)	18,421
212		HSN, Inc. (a)	4,052
2		NutriSystem, Inc.	32

			22,505

		Leisure Equipment & Products — 0.0% (g)
22		Polaris Industries, Inc.	965
17		Pool Corp.	307

			1,272

		Media — 2.8%
–	(h)	Ascent Media Corp., Class A (a)	1
13		Cablevision Systems Corp., Class A	323
275		CBS Corp., Class B	3,552
7		Cinemark Holdings, Inc.	97
1,463		Comcast Corp., Class A	23,161
97		DirecTV, Class A (a)	2,936
531		DISH Network Corp., Class A	9,691
53		Gannett Co., Inc.	851
–	(h)	Interpublic Group of Cos., Inc. (a)	–	(h)
21		Liberty Global, Inc., Class A (a)	531
–	(h)	Live Nation Entertainment, Inc. (a)	1
580		McGraw-Hill Cos., Inc. (The)	20,569
42		Omnicom Group, Inc.	1,475
104		Scholastic Corp.	3,120
–	(h)	Sirius XM Radio, Inc. (a)	–	(h)
4		Time Warner Cable, Inc.	171
223		Time Warner, Inc.	6,113
197		Viacom, Inc., Class B (a)	5,744
30		Washington Post Co. (The), Class B	12,976

			91,312

		Multiline Retail — 1.0%
–	(h)	99 Cents Only Stores (a)	–	(h)
598		Dillard's, Inc., Class A	9,904
489		Kohl's Corp. (a)	24,653

			34,557

		Specialty Retail — 3.0%
81		Abercrombie & Fitch Co., Class A	2,543
251		Aeropostale, Inc. (a)	8,247
194		Best Buy Co., Inc.	7,092
414		Chico's FAS, Inc. (a)	5,287
372		Collective Brands, Inc. (a)	7,317
328		GameStop Corp., Class A (a)	6,492
250		Gap, Inc. (The)	4,771
1		Jo-Ann Stores, Inc. (a)	35
55		Men's Wearhouse, Inc. (The)	1,099
1,577		Office Depot, Inc. (a)	8,957
187		OfficeMax, Inc. (a)	2,427
22		O'Reilly Automotive, Inc. (a)	829
297		Rent-A-Center, Inc., Class A (a)	5,949
157		Ross Stores, Inc.	7,194
14		Sherwin-Williams Co. (The)	903
32		Staples, Inc.	757
31		Tiffany & Co.	1,279
155		TJX Cos., Inc.	5,908
27		Ulta Salon Cosmetics & Fragrance, Inc. (a)	532
1,013		Williams-Sonoma, Inc.	19,225

			96,843

		Textiles, Apparel & Luxury Goods — 1.2%
121		Coach, Inc.	4,229
90		Fossil, Inc. (a)	2,943
207		Hanesbrands, Inc. (a)	4,757
854		Jones Apparel Group, Inc.	12,331
133		Skechers U.S.A., Inc., Class A (a)	3,739
100		Under Armour, Inc., Class A (a)	2,534
178		Warnaco Group, Inc. (The) (a)	6,888
20		Wolverine World Wide, Inc.	529

			37,950

		Total Consumer Discretionary	455,530

		Consumer Staples — 4.6%
		Beverages — 0.6%
791		Coca-Cola Enterprises, Inc.	15,962
18		Constellation Brands, Inc., Class A (a)	293
42		Dr. Pepper Snapple Group, Inc.	1,159
11		Hansen Natural Corp. (a)	427
3		Molson Coors Brewing Co., Class B	119
–	(h)	Pepsi Bottling Group, Inc.	–	(h)

			17,960

		Food & Staples Retailing — 1.1%
77		BJ's Wholesale Club, Inc. (a)	2,614
2		Casey's General Stores, Inc.	65
22		Costco Wholesale Corp.	1,264
69		CVS/Caremark Corp.	2,222
189		Safeway, Inc.	4,247
12		United Natural Foods, Inc. (a)	335
689		Walgreen Co.	24,824
–	(h)	Wal-Mart Stores, Inc.	5
63		Whole Foods Market, Inc. (a)	1,727

			37,303

		Food Products — 2.1%
836		Archer-Daniels-Midland Co.	25,052
175		ConAgra Foods, Inc.	3,969
–	(h)	Corn Products International, Inc.	3
62		Dean Foods Co. (a)	1,095
173		Hershey Co. (The)	6,287
95		Hormel Foods Corp.	3,680
4		Lancaster Colony Corp.	240
–	(h)	Sanderson Farms, Inc.	18
215		Sara Lee Corp.	2,605
250		Smithfield Foods, Inc. (a)	3,762
1,661		Tyson Foods, Inc., Class A	22,952

			69,663

		Household Products — 0.0% (g)
8		Energizer Holdings, Inc. (a)	451

		Personal Products — 0.1%
–	(h)	Chattem, Inc. (a)	8
29		Estee Lauder Cos., Inc. (The), Class A	1,531
3		NBTY, Inc. (a)	142
5		Nu Skin Enterprises, Inc., Class A	120

			1,801

		Tobacco — 0.7%
117		Lorillard, Inc.	8,832
81		Philip Morris International, Inc.	3,665
202		Reynolds American, Inc.	10,726

			23,223

		Total Consumer Staples	150,401

		Energy — 5.8%
		Energy Equipment & Services — 1.4%
–	(h)	Baker Hughes, Inc.	5
105		Cal Dive International, Inc. (a)	737
83		Complete Production Services, Inc. (a)	1,044
62		Ensco International plc, (United Kingdom), ADR	2,416
449		Exterran Holdings, Inc. (a)	9,111
26		Global Industries Ltd. (a)	183
12		Halliburton Co.	345
661		Helix Energy Solutions Group, Inc. (a)	7,012
219		National Oilwell Varco, Inc.	8,950
701		Rowan Cos., Inc. (a)	15,056
–	(h)	RPC, Inc.	–	(h)
14		SEACOR Holdings, Inc. (a)	1,006

			45,865

		Oil, Gas & Consumable Fuels — 4.4%
5		Alpha Natural Resources, Inc. (a)	188
26		Anadarko Petroleum Corp.	1,689
1		Arena Resources, Inc. (a)	54
138		Berry Petroleum Co., Class A	3,737
330		Bill Barrett Corp. (a)	10,227
14		Cabot Oil & Gas Corp.	518
269		Chevron Corp.	19,414
8		CNX Gas Corp. (a)	219
7		Consol Energy, Inc.	343
15		Continental Resources, Inc. (a)	570
810		El Paso Corp.	8,224
335		EXCO Resources, Inc.	5,871
36		Forest Oil Corp. (a)	867
43		Gran Tierra Energy, Inc., (Canada) (a)	210
456		Marathon Oil Corp.	13,607
460		Mariner Energy, Inc. (a)	6,648
469		Murphy Oil Corp.	23,981
224		Newfield Exploration Co. (a)	10,940
130		Peabody Energy Corp.	5,481
253		Quicksilver Resources, Inc. (a)	3,365
22		Rosetta Resources, Inc. (a)	445
93		Southern Union Co.	2,053
6		St. Mary Land & Exploration Co.	187
3		Swift Energy Co. (a)	84
1,156		Tesoro Corp.	14,447
22		Whiting Petroleum Corp. (a)	1,481
452		Williams Cos., Inc. (The)	9,428

			144,278

		Total Energy	190,143

		Financials — 8.5%
		Capital Markets — 2.0%
–	(h)	Allied Capital Corp. (a)	–	(h)
260		Ameriprise Financial, Inc.	9,932
38		BlackRock, Inc.	8,230
248		Federated Investors, Inc., Class B	6,287
–	(h)	GFI Group, Inc.	–	(h)
165		Goldman Sachs Group, Inc. (The)	24,612
1		Greenhill & Co., Inc.	63
47		Janus Capital Group, Inc.	572
–	(h)	KBW, Inc. (a)	1
80		Knight Capital Group, Inc., Class A (a)	1,245
5		Legg Mason, Inc.	132
8		Piper Jaffray Cos. (a)	409
296		SEI Investments Co.	5,235
149		State Street Corp.	6,398
3		Stifel Financial Corp. (a)	151
10		T. Rowe Price Group, Inc.	512
52		Waddell & Reed Financial, Inc., Class A	1,614

			65,393

		Commercial Banks — 2.4%
–	(h)	Ames National Corp.	1
139		Associated Banc-Corp.	1,763
–	(h)	BancTrust Financial Group, Inc.	–	(h)
351		BB&T Corp.	9,771
2		BOK Financial Corp.	109
23		CapitalSource, Inc.	111
–	(h)	Commerce Bancshares, Inc.	14
1,101		Fifth Third Bancorp	13,693
–	(h)	First Citizens BancShares, Inc., Class A	18
208		Fulton Financial Corp.	1,923
68		Huntington Bancshares, Inc.	324
33		Iberiabank Corp.	1,753
22		International Bancshares Corp.	462
25		Investors Bancorp, Inc. (a)	300
2		M&T Bank Corp.	128
484		Marshall & Ilsley Corp.	3,344
5		MB Financial, Inc.	97
323		PNC Financial Services Group, Inc.	17,913
–	(h)	PrivateBancorp, Inc.	1
33		SunTrust Banks, Inc.	800
28		Trustmark Corp.	649
–	(h)	United Security Bancshares (a)	–	(h)
872		Wells Fargo & Co.	24,792

			77,966

		Consumer Finance — 0.8%
411		American Express Co.	15,465
10		Cash America International, Inc.	383
772		Discover Financial Services	10,565

			26,413

		Diversified Financial Services — 0.9%
1,667		Bank of America Corp.	25,309
9		IntercontinentalExchange, Inc. (a)	860
28		NASDAQ OMX Group, Inc. (The) (a)	499
61		NYSE Euronext	1,435
106		PHH Corp. (a)	1,850

			29,953

		Insurance — 1.7%
46		Arthur J. Gallagher & Co.	1,037
346		Assurant, Inc.	10,867
8		Cincinnati Financial Corp.	199
121		Conseco, Inc. (a)	578
152		Delphi Financial Group, Inc., Class A	3,087
–	(h)	Erie Indemnity Co., Class A	–	(h)
37		Fidelity National Financial, Inc., Class A	481
–	(h)	First American Corp.	7
–	(h)	Harleysville Group, Inc.	3
103		Hartford Financial Services Group, Inc.	2,467
513		Marsh & McLennan Cos., Inc.	11,055
72		Principal Financial Group, Inc.	1,662
1		Progressive Corp. (The)	17
502		Protective Life Corp.	8,452
3		Torchmark Corp.	152
24		Tower Group, Inc.	535
247		Transatlantic Holdings, Inc.	12,261
35		Unitrin, Inc.	754
19		Unum Group	372

			53,986

		Real Estate Investment Trusts (REITs) — 0.4%
14		Alexandria Real Estate Equities, Inc.	823
155		Camden Property Trust	5,997
1		Corporate Office Properties Trust	39
45		Duke Realty Corp.	510
10		Equity Residential	321
1		Essex Property Trust, Inc.	72
23		Federal Realty Investment Trust	1,513
–	(h)	Health Care REIT, Inc.	6
14		Highwoods Properties, Inc.	415
8		Host Hotels & Resorts, Inc. (a)	80
2		Mack-Cali Realty Corp.	67
27		Omega Healthcare Investors, Inc.	503
3		Potlatch Corp.	96
–	(h)	Rayonier, Inc.	–	(h)
–	(h)	Senior Housing Properties Trust	–	(h)
18		Simon Property Group, Inc.	1,318
86		UDR, Inc.	1,336
–	(h)	Vornado Realty Trust	6

			13,102

		Real Estate Management & Development — 0.1%
42		Jones Lang LaSalle, Inc.	2,373

		Thrifts & Mortgage Finance — 0.2%
–	(h)	Astoria Financial Corp.	–	(h)
–	(h)	Downey Financial Corp. (a)	–
1		First Niagara Financial Group, Inc.	20
250		Hudson City Bancorp, Inc.	3,313
128		NewAlliance Bancshares, Inc.	1,494
2		Northwest Bancshares, Inc.	22
12		Ocwen Financial Corp. (a)	108
152		People's United Financial, Inc.	2,451

			7,408

		Total Financials	276,594

		Health Care — 12.4%
		Biotechnology — 3.5%
136		Acorda Therapeutics, Inc. (a)	3,805
88		Alexion Pharmaceuticals, Inc. (a)	4,064
252		Amgen, Inc. (a)	14,722
179		BioMarin Pharmaceutical, Inc. (a)	3,486
265		Celgene Corp. (a)	15,031
–	(h)	Celldex Therapeutics, Inc. (a)	–	(h)
346		Cephalon, Inc. (a)	22,110
421		Cubist Pharmaceuticals, Inc. (a)	8,626
23		Genzyme Corp. (a)	1,273
483		Gilead Sciences, Inc. (a)	23,336
402		Myriad Genetics, Inc. (a)	9,452
3		Onyx Pharmaceuticals, Inc. (a)	97
225		OSI Pharmaceuticals, Inc. (a)	7,685
–	(h)	PDL BioPharma, Inc.	1

			113,688

		Health Care Equipment & Supplies — 2.3%
420		American Medical Systems Holdings, Inc. (a)	8,061
121		Baxter International, Inc.	6,970
34		Beckman Coulter, Inc.	2,224
90		Becton, Dickinson & Co.	6,769
105		Boston Scientific Corp. (a)	902
148		Cooper Cos., Inc. (The)	5,215
118		ev3, Inc. (a)	1,716
25		Gen-Probe, Inc. (a)	1,075
40		Haemonetics Corp. (a)	2,250
177		Hill-Rom Holdings, Inc.	4,148
612		Hologic, Inc. (a)	9,226
102		Hospira, Inc. (a)	5,143
25		Integra LifeSciences Holdings Corp. (a)	966
103		Kinetic Concepts, Inc. (a)	4,267
18		NuVasive, Inc. (a)	500
79		Sirona Dental Systems, Inc. (a)	2,538
128		STERIS Corp.	3,338
64		Stryker Corp.	3,340
1		West Pharmaceutical Services, Inc.	18
107		Zimmer Holdings, Inc. (a)	6,025

			74,691

		Health Care Providers & Services — 2.3%
107		Amedisys, Inc. (a)	5,879
267		AmerisourceBergen Corp.	7,277
414		Cardinal Health, Inc.	13,704
1		Centene Corp. (a)	19
144		Community Health Systems, Inc. (a)	4,711
38		Coventry Health Care, Inc. (a)	878
2		Emergency Medical Services Corp., Class A (a)	101
386		Health Management Associates, Inc., Class A (a)	2,563
37		Healthspring, Inc. (a)	643
289		Humana, Inc. (a)	14,072
3		LifePoint Hospitals, Inc. (a)	101
26		McKesson Corp.	1,505
196		Omnicare, Inc.	4,911
1,396		Tenet Healthcare Corp. (a)	7,735
18		Universal American Corp. (a)	245
269		Universal Health Services, Inc., Class B	7,847
70		WellCare Health Plans, Inc. (a)	2,191

			74,382

		Health Care Technology — 0.2%
15		Allscripts-Misys Healthcare Solutions, Inc. (a)	242
320		Eclipsys Corp. (a)	5,345

			5,587

		Life Sciences Tools & Services — 0.4%
7		Bio-Rad Laboratories, Inc., Class A (a)	641
26		Life Technologies Corp. (a)	1,309
129		Millipore Corp. (a)	8,871
4		Parexel International Corp. (a)	71
16		Pharmaceutical Product Development, Inc.	381
4		Techne Corp.	259
42		Thermo Fisher Scientific, Inc. (a)	1,924
27		Waters Corp. (a)	1,515

			14,971

		Pharmaceuticals — 3.7%
462		Abbott Laboratories	24,459
100		Allergan, Inc.	5,727
496		Bristol-Myers Squibb Co.	12,087
16		Eli Lilly & Co.	566
679		Endo Pharmaceuticals Holdings, Inc. (a)	13,660
666		Forest Laboratories, Inc. (a)	19,725
277		Johnson & Johnson	17,438
114		King Pharmaceuticals, Inc. (a)	1,373
480		Medicis Pharmaceutical Corp., Class A	11,087
154		Mylan, Inc. (a)	2,809
654		Pfizer, Inc.	12,212
3		Valeant Pharmaceuticals International (a)	94
9		Watson Pharmaceuticals, Inc. (a)	335

			121,572

		Total Health Care	404,891

		Industrials — 9.7%
		Aerospace & Defense — 1.8%
42		Alliant Techsystems, Inc. (a)	3,349
93		Cubic Corp.	3,630
1		Curtiss-Wright Corp.	43
83		DynCorp International, Inc., Class A (a)	994
29		Esterline Technologies Corp. (a)	1,109
155		General Dynamics Corp.	10,339
6		Hexcel Corp. (a)	70
8		Honeywell International, Inc.	325
269		ITT Corp.	13,009
77		L-3 Communications Holdings, Inc.	6,385
42		Lockheed Martin Corp.	3,152
77		Northrop Grumman Corp.	4,373
44		Orbital Sciences Corp. (a)	689
239		Raytheon Co.	12,528

			59,995

		Air Freight & Logistics — 0.3%
95		C.H. Robinson Worldwide, Inc.	5,373
9		FedEx Corp.	671
59		United Parcel Service, Inc., Class B	3,407

			9,451

		Airlines — 0.6%
219		Alaska Air Group, Inc. (a)	6,850
481		JetBlue Airways Corp. (a)	2,378
3		SkyWest, Inc.	45
126		Southwest Airlines Co.	1,432
575		UAL Corp. (a)	7,034

			17,739

		Building Products — 0.0% (g)
4		Armstrong World Industries, Inc. (a)	150
1		Lennox International, Inc.	21
1		Owens Corning, Inc. (a)	16

			187

		Commercial Services & Supplies — 0.6%
35		ABM Industries, Inc.	676
62		Avery Dennison Corp.	2,017
117		Brink's Co. (The)	2,736
5		Cintas Corp.	121
1		Copart, Inc. (a)	42
26		Corrections Corp. of America (a)	485
16		Covanta Holding Corp. (a)	277
94		HNI Corp.	2,359
20		Iron Mountain, Inc. (a)	466
61		Pitney Bowes, Inc.	1,285
78		R.R. Donnelley & Sons Co.	1,549
75		Republic Services, Inc.	2,005
185		Tetra Tech, Inc. (a)	4,197
7		Waste Connections, Inc. (a)	215
28		Waste Management, Inc.	906

			19,336

		Construction & Engineering — 0.7%
241		Aecom Technology Corp. (a)	6,488
433		EMCOR Group, Inc. (a)	10,412
3		Granite Construction, Inc.	103
96		Quanta Services, Inc. (a)	1,743
113		Shaw Group, Inc. (The) (a)	3,640
39		URS Corp. (a)	1,737

			24,123

		Electrical Equipment — 1.4%
100		A.O. Smith Corp.	4,257
21		Baldor Electric Co.	518
75		Belden, Inc.	1,720
11		Brady Corp., Class A	321
134		EnerSys (a)	2,609
520		General Cable Corp. (a)	15,130
238		GrafTech International Ltd. (a)	2,983
106		Hubbell, Inc., Class B	4,580
30		Regal-Beloit Corp.	1,402
251		SunPower Corp., Class A (a)	5,125
156		Thomas & Betts Corp. (a)	5,278

			43,923

		Industrial Conglomerates — 0.8%
13		3M Co.	1,064
89		Carlisle Cos., Inc.	2,997
1,414		General Electric Co.	22,738

			26,799

		Machinery — 2.4%
43		Briggs & Stratton Corp.	709
44		Crane Co.	1,344
4		Donaldson Co., Inc.	165
–	(h)	Dover Corp.	19
75		Eaton Corp.	4,620
345		Harsco Corp.	10,270
142		Illinois Tool Works, Inc.	6,184
177		Navistar International Corp. (a)	6,563
706		Oshkosh Corp.	25,460
63		Pall Corp.	2,174
–	(h)	Robbins & Myers, Inc.	1
50		Stanley Works (The)	2,552
238		Timken Co.	5,341
7		Toro Co.	273
603		Trinity Industries, Inc.	9,433
58		Valmont Industries, Inc.	4,060

			79,168

		Professional Services — 0.3%
54		Equifax, Inc.	1,724
221		FTI Consulting, Inc. (a)	9,143
3		IHS, Inc., Class A (a)	131
2		Robert Half International, Inc.	43

			11,041

		Road & Rail — 0.6%
1		Amerco, Inc. (a)	24
447		Avis Budget Group, Inc. (a)	4,832
90		Con-way, Inc.	2,581
5		CSX Corp.	213
9		Genesee & Wyoming, Inc., Class A (a)	276
2		Heartland Express, Inc.	32
52		Kansas City Southern (a)	1,548
2		Norfolk Southern Corp.	107
17		Old Dominion Freight Line, Inc. (a)	471
67		Ryder System, Inc.	2,441
304		Werner Enterprises, Inc.	6,017

			18,542

		Trading Companies & Distributors — 0.2%
1		Applied Industrial Technologies, Inc.	11
–	(h)	GATX Corp.	5
10		MSC Industrial Direct Co., Class A	439
29		W.W. Grainger, Inc.	2,887
114		WESCO International, Inc. (a)	3,163

			6,505

		Total Industrials	316,809

		Information Technology — 16.5%
		Communications Equipment — 1.3%
–	(h)	3Com Corp. (a)	1
1,254		Arris Group, Inc. (a)	12,585
1		Aruba Networks, Inc. (a)	5
413		CommScope, Inc. (a)	11,230
1		Emulex Corp. (a)	15
4		Harris Corp.	176
147		InterDigital, Inc. (a)	3,655
603		JDS Uniphase Corp. (a)	4,743
319		Motorola, Inc. (a)	1,961
4		Plantronics, Inc.	96
13		Polycom, Inc. (a)	296
127		Riverbed Technology, Inc. (a)	2,857
950		Tellabs, Inc. (a)	6,111

			43,731

		Computers & Peripherals — 3.3%
122		Apple, Inc. (a)	23,414
1,461		Dell, Inc. (a)	18,841
7		Diebold, Inc.	193
585		EMC Corp. (a)	9,752
169		International Business Machines Corp.	20,741
188		Lexmark International, Inc., Class A (a)	4,843
115		NetApp, Inc. (a)	3,349
44		QLogic Corp. (a)	754
251		SanDisk Corp. (a)	6,384
107		STEC, Inc. (a)	1,501
–	(h)	Synaptics, Inc. (a)	2
3		Teradata Corp. (a)	95
491		Western Digital Corp. (a)	18,643

			108,512

		Electronic Equipment, Instruments & Components — 1.2%
5		Amphenol Corp., Class A	214
8		Anixter International, Inc. (a)	320
8		Arrow Electronics, Inc. (a)	204
61		AVX Corp.	721
2		Benchmark Electronics, Inc. (a)	33
29		Corning, Inc.	521
987		Jabil Circuit, Inc.	14,293
6		Molex, Inc.	113
10		National Instruments Corp.	299
58		Plexus Corp. (a)	1,982
115		Sanmina-SCI Corp. (a)	1,512
279		Tech Data Corp. (a)	11,371
987		Vishay Intertechnology, Inc. (a)	7,443

			39,026

		Internet Software & Services — 1.3%
11		Akamai Technologies, Inc. (a)	283
22		AOL, Inc. (a)	521
350		Digital River, Inc. (a)	8,808
1,067		eBay, Inc. (a)	24,572
96		Sohu.com, Inc., (China) (a)	4,823
232		ValueClick, Inc. (a)	2,143

			41,150

		IT Services — 1.4%
96		Acxiom Corp. (a)	1,471
35		CACI International, Inc., Class A (a)	1,692
–	(h)	Cognizant Technology Solutions Corp., Class A (a)	21
176		Computer Sciences Corp. (a)	9,021
65		Convergys Corp. (a)	696
93		DST Systems, Inc. (a)	4,212
130		Euronet Worldwide, Inc. (a)	2,652
22		Fiserv, Inc. (a)	1,006
151		Global Payments, Inc.	6,735
16		Hewitt Associates, Inc., Class A (a)	614
69		ManTech International Corp., Class A (a)	3,328
155		NeuStar, Inc., Class A (a)	3,483
13		Sapient Corp. (a)	104
152		TeleTech Holdings, Inc. (a)	2,886
63		Total System Services, Inc.	904
109		Unisys Corp. (a)	3,163
190		VeriFone Holdings, Inc. (a)	3,379
83		Western Union Co. (The)	1,546

			46,913

		Office Electronics — 0.3%
1,139		Xerox Corp.	9,936

		Semiconductors & Semiconductor Equipment — 5.7%
130		Altera Corp.	2,779
1,022		Amkor Technology, Inc. (a)	5,817
789		Applied Materials, Inc.	9,615
352		Atheros Communications, Inc. (a)	11,299
7		Cymer, Inc. (a)	225
50		Cypress Semiconductor Corp. (a)	507
1,238		Fairchild Semiconductor International, Inc. (a)	11,122
361		Integrated Device Technology, Inc. (a)	2,048
1,299		Intel Corp.	25,199
421		Maxim Integrated Products, Inc.	7,356
2,741		Micron Technology, Inc. (a)	23,903
119		Microsemi Corp. (a)	1,773
16		ON Semiconductor Corp. (a)	117
536		PMC-Sierra, Inc. (a)	4,264
2,682		RF Micro Devices, Inc. (a)	10,324
–	(h)	Silicon Laboratories, Inc. (a)	3
472		Skyworks Solutions, Inc. (a)	5,995
1,749		Teradyne, Inc. (a)	16,333
–	(h)	Tessera Technologies, Inc. (a)	1
1,095		Texas Instruments, Inc.	24,633
37		TriQuint Semiconductor, Inc. (a)	223
17		Veeco Instruments, Inc. (a)	547
925		Xilinx, Inc.	21,823

			185,906

		Software — 2.0%
10		Activision Blizzard, Inc. (a)	106
5		Adobe Systems, Inc. (a)	175
–	(h)	Advent Software, Inc. (a)	17
11		Ariba, Inc. (a)	134
10		Aspen Technology, Inc. (a)	91
37		Blackbaud, Inc.	819
200		Blackboard, Inc. (a)	7,866
10		CA, Inc.	210
48		Citrix Systems, Inc. (a)	2,008
12		Compuware Corp. (a)	90
216		Jack Henry & Associates, Inc.	4,733
221		McAfee, Inc. (a)	8,327
41		MICROS Systems, Inc. (a)	1,167
690		Microsoft Corp.	19,441
16		Net 1 UEPS Technologies, Inc., (South Africa) (a)	289
14		Progress Software Corp. (a)	399
157		Quest Software, Inc. (a)	2,709
2		Red Hat, Inc. (a)	62
4		Sybase, Inc. (a)	163
110		Synopsys, Inc. (a)	2,350
167		TIBCO Software, Inc. (a)	1,494
273		VMware, Inc., Class A (a)	12,376

			65,026

		Total Information Technology	540,200

		Materials — 7.6%
		Chemicals — 2.9%
73		Air Products & Chemicals, Inc.	5,532
22		Airgas, Inc.	946
16		Albemarle Corp.	581
460		Ashland, Inc.	18,599
244		Cabot Corp.	6,288
166		Cytec Industries, Inc.	6,186
244		E.l. du Pont de Nemours & Co.	7,943
263		Eastman Chemical Co.	14,890
65		Lubrizol Corp.	4,784
14		Minerals Technologies, Inc.	650
1		NewMarket Corp.	74
–	(h)	Olin Corp.	–	(h)
42		OM Group, Inc. (a)	1,365
115		PPG Industries, Inc.	6,740
20		Praxair, Inc.	1,496
10		Rockwood Holdings, Inc. (a)	215
102		RPM International, Inc.	1,898
260		Scotts Miracle-Gro Co. (The), Class A	10,323
2		Sigma-Aldrich Corp.	108
69		Solutia, Inc. (a)	944
1		Terra Industries, Inc.	25
23		Valspar Corp.	607
188		W.R. Grace & Co. (a)	4,498
–	(h)	Westlake Chemical Corp.	2

			94,694

		Construction Materials — 0.0% (g)
14		Eagle Materials, Inc.	315

		Containers & Packaging — 0.3%
5		Bemis Co., Inc.	133
224		Crown Holdings, Inc. (a)	5,327
13		Graphic Packaging Holding Co. (a)	43
39		Greif, Inc., Class A	1,894
126		Sealed Air Corp.	2,507
–	(h)	Silgan Holdings, Inc.	3
7		Temple-Inland, Inc.	118

			10,025

		Metals & Mining — 3.4%
1,633		Alcoa, Inc.	20,793
58		Century Aluminum Co. (a)	651
95		Coeur d'Alene Mines Corp. (a)	1,331
72		Commercial Metals Co.	984
368		Freeport-McMoRan Copper & Gold, Inc.	24,536
738		Hecla Mining Co. (a)	3,363
571		Newmont Mining Corp.	24,458
239		Reliance Steel & Aluminum Co.	9,719
13		Royal Gold, Inc.	566
790		Steel Dynamics, Inc.	11,987
157		Stillwater Mining Co. (a)	1,582
46		Walter Energy, Inc.	3,003
456		Worthington Industries, Inc.	6,596

			109,569

		Paper & Forest Products — 1.0%
–	(h)	Clearwater Paper Corp. (a)	4
191		Domtar Corp., (Canada) (a)	9,274
1,067		International Paper Co.	24,434

			33,712

		Total Materials	248,315

		Telecommunication Services — 1.8%
		Diversified Telecommunication Services — 1.1%
758		AT&T, Inc.	19,234
52		Aviat Networks, Inc. (a)	373
–	(h)	CenturyTel, Inc.	1
12		tw telecom, inc. (a)	186
510		Verizon Communications, Inc.	15,016

			34,810

		Wireless Telecommunication Services — 0.7%
30		Leap Wireless International, Inc. (a)	391
1,745		MetroPCS Communications, Inc. (a)	9,825
157		NII Holdings, Inc. (a)	5,141
2,143		Sprint Nextel Corp. (a)	7,030
20		U.S. Cellular Corp. (a)	746

			23,133

		Total Telecommunication Services	57,943

		Utilities — 4.6%
		Electric Utilities — 1.5%
439		Allegheny Energy, Inc.	9,187
227		Edison International	7,558
90		Entergy Corp.	6,882
–	(h)	Exelon Corp.	2
95		FPL Group, Inc.	4,623
24		Idacorp, Inc.	738
630		NV Energy, Inc.	7,259
7		Pepco Holdings, Inc.	110
141		Pinnacle West Capital Corp.	5,052
190		PNM Resources, Inc.	2,208
60		Portland General Electric Co.	1,176
41		Progress Energy, Inc.	1,598
104		UniSource Energy Corp.	3,194
10		Westar Energy, Inc.	205

			49,792

		Gas Utilities — 0.6%
50		Atmos Energy Corp.	1,385
49		Energen Corp.	2,164
209		Questar Corp.	8,653
68		Southwest Gas Corp.	1,877
178		UGI Corp.	4,367

			18,446

		Independent Power Producers & Energy Traders — 1.9%
1,286		AES Corp. (The) (a)	16,243
740		Calpine Corp. (a)	8,099
746		Constellation Energy Group, Inc.	24,067
162		Mirant Corp. (a)	2,284
467		NRG Energy, Inc. (a)	11,248

			61,941

		Multi-Utilities — 0.6%
410		Ameren Corp.	10,484
290		CenterPoint Energy, Inc.	4,042
2		Integrys Energy Group, Inc.	81
71		MDU Resources Group, Inc.	1,553
98		Public Service Enterprise Group, Inc.	3,011
1		Sempra Energy	56

			19,227

		Water Utilities — 0.0% (g)
14		Aqua America, Inc.	231

		Total Utilities	149,637

		Total Common Stocks (Cost $2,797,323)	2,790,463

		Short-Term Investment — 13.7%
		Investment Company — 13.7%
446,828		JPMorgan Prime Money Market
		Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $446,828)	446,828

		Total Investments — 99.1% (Cost $3,244,151)	3,237,291
		Other Assets in Excess of Liabilities — 0.9%	29,393

		NET ASSETS — 100.0%	$3,266,684

		Short Positions — 82.9%
		Common Stocks — 82.9%
		Consumer Discretionary — 14.0%
		Auto Components — 0.5%
440		BorgWarner, Inc. (a)	15,455
2		Federal Mogul Corp. (a)	37
50		WABCO Holdings, Inc.	1,280

			16,772

		Automobiles — 0.1%
204		Harley-Davidson, Inc.	4,642
6		Thor Industries, Inc.	206

			4,848

		Distributors — 0.1%
144		LKQ Corp. (a)	2,696

		Diversified Consumer Services — 1.6%
1,213		H&R Block, Inc.	26,093
–	(h)	Matthews International Corp., Class A	–	(h)
500		Sotheby's	11,619
73		Strayer Education, Inc.	15,150

			52,862

		Hotels, Restaurants & Leisure — 2.8%
79		Boyd Gaming Corp. (a)	619
403		Burger King Holdings, Inc.	7,032
64		Chipotle Mexican Grill, Inc. (a)	6,209
–	(h)	Choice Hotels International, Inc.	6
162		Darden Restaurants, Inc.	5,986
26		Gaylord Entertainment Co. (a)	493
–	(h)	Jack in the Box, Inc. (a)	1
447		Las Vegas Sands Corp. (a)	6,928
5		Life Time Fitness, Inc. (a)	113
36		Marriott International, Inc., Class A	953
1,082		MGM Mirage (a)	11,966
372		Starwood Hotels & Resorts Worldwide, Inc.	12,411
355		Vail Resorts, Inc. (a)	11,968
467		WMS Industries, Inc. (a)	17,307
6		Wynn Resorts Ltd.	392
238		Yum! Brands, Inc.	8,131

			90,515

		Household Durables — 1.5%
4		D.R. Horton, Inc.	42
69		Fortune Brands, Inc.	2,850
131		Harman International Industries, Inc.	4,656
260		MDC Holdings, Inc.	8,744
205		Mohawk Industries, Inc. (a)	8,479
–	(h)	NVR, Inc. (a)	42
1,789		Pulte Homes, Inc. (a)	18,816
63		Tempur-Pedic International, Inc. (a)	1,580
120		Toll Brothers, Inc. (a)	2,217
51		Tupperware Brands Corp.	2,155

			49,581

		Internet & Catalog Retail — 0.2%
186		Expedia, Inc. (a)	3,988
148		Liberty Media Corp. - Interactive, Class A (a)	1,535
25		Netflix, Inc. (a)	1,546

			7,069

		Leisure Equipment & Products — 0.5%
113		Brunswick Corp.	1,217
873		Eastman Kodak Co. (a)	5,282
357		Hasbro, Inc.	10,891
3		Mattel, Inc.	66

			17,456

		Media — 1.7%
21		CTC Media, Inc., (Russia) (a)	284
40		Discovery Communications, Inc., Class A (a)	1,190
5		Discovery Communications, Inc., Class C (a)	141
130		DreamWorks Animation SKG, Inc., Class A (a)	5,075
20		Interactive Data Corp.	581
49		John Wiley & Sons, Inc., Class A	2,047
27		Lamar Advertising Co., Class A (a)	771
4		Liberty Global, Inc., Class C (a)	102
3		Liberty Media Corp. - Capital, Class A (a)	87
–	(h)	Liberty Media Corp. - Starz, Series A (a)	1
1		Live Nation Entertainment, Inc. (a)	12
91		Meredith Corp.	2,814
3		Morningstar, Inc. (a)	124
425		New York Times Co. (The), Class A (a)	5,489
111		News Corp., Class A	1,404
613		News Corp., Class B	8,994
645		Regal Entertainment Group, Class A	9,529
18		Valassis Communications, Inc. (a)	371
127		Virgin Media, Inc.	1,808
524		Walt Disney Co. (The)	15,474
–	(h)	Warner Music Group Corp. (a)	–	(h)

			56,298

		Multiline Retail — 2.4%
617		Big Lots, Inc. (a)	17,531
4		Dollar Tree, Inc. (a)	204
126		Family Dollar Stores, Inc.	3,895
986		J.C. Penney Co., Inc.	24,492
355		Macy's, Inc.	5,659
419		Nordstrom, Inc.	14,456
1,500		Saks, Inc. (a)	9,657
17		Target Corp.	871

			76,765

		Specialty Retail — 1.7%
48		Advance Auto Parts, Inc.	1,894
233		American Eagle Outfitters, Inc.	3,707
–	(h)	AutoNation, Inc. (a)	–	(h)
2		AutoZone, Inc. (a)	334
93		Bed Bath & Beyond, Inc. (a)	3,587
–	(h)	Buckle, Inc. (The)	1
180		CarMax, Inc. (a)	3,722
–	(h)	Children's Place Retail Stores, Inc. (The) (a)	1
411		Dick's Sporting Goods, Inc. (a)	9,198
118		Dress Barn, Inc. (a)	2,772
495		Foot Locker, Inc.	5,584
129		Guess?, Inc.	5,109
41		Gymboree Corp. (a)	1,582
18		Home Depot, Inc.	504
17		J Crew Group, Inc. (a)	663
452		Limited Brands, Inc.	8,590
–	(h)	Lowe's Cos., Inc.	4
115		Penske Auto Group, Inc. (a)	1,624
8		PetSmart, Inc.	194
193		RadioShack Corp.	3,774
9		Sally Beauty Holdings, Inc. (a)	75
49		Tractor Supply Co. (a)	2,476
2		Urban Outfitters, Inc. (a)	74

			55,469

		Textiles, Apparel & Luxury Goods — 0.9%
1		Carter's, Inc. (a)	18
66		Columbia Sportswear Co.	2,749
128		Deckers Outdoor Corp. (a)	12,612
–	(h)	Iconix Brand Group, Inc. (a)	1
61		Lululemon Athletica, Inc., (Canada) (a)	1,714
31		Nike, Inc., Class B	1,978
8		Phillips-Van Heusen Corp.	328
27		Polo Ralph Lauren Corp.	2,222
89		V.F. Corp.	6,381

			28,003

		Total Consumer Discretionary	458,334

		Consumer Staples — 7.0%
		Beverages — 0.8%
58		Brown-Forman Corp., Class B	2,983
188		Central European Distribution Corp., (Poland) (a)	6,020
199		Coca-Cola Co. (The)	10,802
110		PepsiCo, Inc.	6,552

			26,357

		Food & Staples Retailing — 1.8%
1,226		Kroger Co. (The)	26,281
5		Ruddick Corp.	150
840		SUPERVALU, Inc.	12,358
779		SYSCO Corp.	21,808

			60,597

		Food Products — 2.5%
162		Campbell Soup Co.	5,370
22		Del Monte Foods Co.	246
58		Flowers Foods, Inc.	1,403
35		General Mills, Inc.	2,512
372		Green Mountain Coffee Roasters, Inc. (a)	31,563
294		H.J. Heinz Co.	12,834
127		JM Smucker Co. (The)	7,645
93		Kellogg Co.	5,045
387		Kraft Foods, Inc., Class A	10,691
57		McCormick & Co., Inc. (Non- Voting)	2,075
12		Ralcorp Holdings, Inc. (a)	717
10		TreeHouse Foods, Inc. (a)	394

			80,495

		Household Products — 1.0%
81		Church & Dwight Co., Inc.	4,855
32		Clorox Co.	1,869
67		Colgate-Palmolive Co.	5,401
365		Procter & Gamble Co. (The)	22,465

			34,590

		Personal Products — 0.4%
11		Alberto-Culver Co.	303
381		Avon Products, Inc.	11,483
–	(h)	Bare Escentuals, Inc. (a)	1

			11,787

		Tobacco — 0.5%
559		Altria Group, Inc.	11,104
17		Universal Corp.	778
243		Vector Group Ltd.	3,404

			15,286

		Total Consumer Staples	229,112

		Energy — 6.5%
		Energy Equipment & Services — 2.1%
20		Atwood Oceanics, Inc. (a)	657
31		Bristow Group, Inc. (a)	1,104
452		Cameron International Corp. (a)	17,024
51		CARBO Ceramics, Inc.	3,331
116		Diamond Offshore Drilling, Inc.	10,613
5		Dresser-Rand Group, Inc. (a)	155
240		Dril-Quip, Inc. (a)	12,584
122		FMC Technologies, Inc. (a)	6,482
1		Helmerich & Payne, Inc.	30
4		Lufkin Industries, Inc.	269
9		Oceaneering International, Inc. (a)	480
35		Oil States International, Inc. (a)	1,301
308		Patterson-UTI Energy, Inc.	4,732
146		Pride International, Inc. (a)	4,325
–	(h)	Seahawk Drilling, Inc. (a)	2
38		Smith International, Inc.	1,138
53		Superior Energy Services, Inc. (a)	1,225
19		Tidewater, Inc.	900
21		Unit Corp. (a)	975

			67,327

		Oil, Gas & Consumable Fuels — 4.4%
81		Alpha Natural Resources, Inc. (a)	3,306
69		Apache Corp.	6,795
218		Arch Coal, Inc.	4,588
260		Atlas Energy, Inc.	7,877
4		ATP Oil & Gas Corp. (a)	60
915		Brigham Exploration Co. (a)	11,930
384		BPZ Resources, Inc. (a)	2,280
101		Chesapeake Energy Corp.	2,509
8		Cimarex Energy Co.	399
325		Clean Energy Fuels Corp. (a)	5,435
58		Comstock Resources, Inc. (a)	2,278
96		ConocoPhillips	4,592
–	(h)	Denbury Resources, Inc. (a)	–	(h)
–	(h)	Devon Energy Corp.	2
20		EOG Resources, Inc.	1,839
44		Exxon Mobil Corp.	2,812
153		Frontier Oil Corp.	1,907
49		Hess Corp.	2,816
48		Holly Corp.	1,249
423		Massey Energy Co.	16,279
–	(h)	McMoRan Exploration Co. (a)	6
23		Noble Energy, Inc.	1,729
179		Overseas Shipholding Group, Inc.	7,986
356		Patriot Coal Corp. (a)	5,522
3		Penn Virginia Corp.	61
337		PetroHawk Energy Corp. (a)	7,523
39		Pioneer Natural Resources Co.	1,735
110		Plains Exploration & Production Co. (a)	3,657
78		Range Resources Corp.	3,584
23		Southwestern Energy Co. (a)	969
57		Spectra Energy Corp.	1,220
866		Sunoco, Inc.	21,729
558		Valero Energy Corp.	10,278
–	(h)	W&T Offshore, Inc.	–	(h)
3		World Fuel Services Corp.	72

			145,024

		Total Energy	212,351

		Financials — 8.6%
		Capital Markets — 2.5%
452		American Capital Ltd. (a)	1,669
348		Bank of New York Mellon Corp. (The)	10,115
1,341		Charles Schwab Corp. (The)	24,532
40		Cohen & Steers, Inc.	814
159		E*Trade Financial Corp. (a)	241
8		Eaton Vance Corp.	216
17		Franklin Resources, Inc.	1,720
323		GLG Partners, Inc. (a)	946
–	(h)	Investment Technology Group, Inc. (a)	–	(h)
35		Jefferies Group, Inc. (a)	898
916		Morgan Stanley	24,522
3		Northern Trust Corp.	161
4		optionsXpress Holdings, Inc.	65
61		Raymond James Financial, Inc.	1,555
9		RiskMetrics Group, Inc. (a)	148
758		TD AMERITRADE Holding Corp. (a)	13,455

			81,057

		Commercial Banks — 1.9%
18		BancorpSouth, Inc.	420
51		Bank of Hawaii Corp.	2,325
213		City National Corp.	10,495
200		Comerica, Inc.	6,909
2		Cullen/Frost Bankers, Inc.	100
27		CVB Financial Corp.	262
86		East West Bancorp, Inc.	1,414
392		First Horizon National Corp. (a)	5,072
165		FirstMerit Corp.	3,385
38		Hancock Holding Co.	1,536
20		KeyCorp	146
131		Old National Bancorp	1,579
111		Prosperity Bancshares, Inc.	4,481
1,120		Regions Financial Corp.	7,114
29		Signature Bank (a)	1,009
24		SVB Financial Group (a)	1,029
109		TCF Financial Corp.	1,599
380		U.S. Bancorp	9,529
7		UMB Financial Corp.	274
13		Umpqua Holdings Corp.	156
243		Valley National Bancorp	3,341
4		Westamerica Bancorp	235
42		Whitney Holding Corp.	520
1		Wilmington Trust Corp.	11
28		Zions Bancorp	523

			63,464

		Consumer Finance — 0.6%
7		AmeriCredit Corp. (a)	144
467		Capital One Financial Corp.	17,229
1		Credit Acceptance Corp. (a)	53
77		SLM Corp. (a)	815

			18,241

		Diversified Financial Services — 0.1%
50		Citigroup, Inc. (a)	166
112		Leucadia National Corp. (a)	2,502
44		Moody’s Corp.	1,212
16		MSCI, Inc., Class A (a)	480

			4,360

		Insurance — 2.9%
31		Aflac, Inc.	1,485
1		Alleghany Corp. (a)	160
49		Allstate Corp. (The)	1,481
–	(h)	American National Insurance Co.	1
528		AON Corp.	20,521
153		Berkshire Hathaway, Inc., Class B (a)	11,717
88		Brown & Brown, Inc.	1,552
12		Chubb Corp.	616
147		CNA Financial Corp. (a)	3,455
453		Genworth Financial, Inc., Class A (a)	6,272
3		Hanover Insurance Group, Inc. (The)	133
20		HCC Insurance Holdings, Inc.	539
333		Lincoln National Corp.	8,183
2		Loews Corp.	76
5		Markel Corp. (a)	1,627
1,440		MBIA, Inc. (a)	7,097
1		Mercury General Corp.	55
206		MetLife, Inc.	7,278
57		Old Republic International Corp.	602
15		ProAssurance Corp. (a)	749
57		Reinsurance Group of America, Inc.	2,773
6		RLI Corp.	320
36		StanCorp Financial Group, Inc.	1,532
125		Travelers Cos., Inc. (The)	6,318
122		W.R. Berkley Corp.	2,970
–	(h)	Wesco Financial Corp.	27
242		Zenith National Insurance Corp.	6,739

			94,278

		Real Estate Investment Trusts (REITs) — 0.4%
–	(h)	AMB Property Corp.	7
32		Apartment Investment & Management Co., Class A	499
1		Boston Properties, Inc.	39
5		Developers Diversified Realty Corp.	44
15		Equity One, Inc.	250
128		General Growth Properties, Inc.	1,193
76		HCP, Inc.	2,155
8		Hospitality Properties Trust	187
12		Host Hotels & Resorts, Inc. (a)	128
150		Kimco Realty Corp.	1,898
–	(h)	Liberty Property Trust	–	(h)
28		Macerich Co. (The)	866
1		Plum Creek Timber Co., Inc.	50
28		ProLogis	348
5		Public Storage	389
69		Regency Centers Corp.	2,307
36		SL Green Realty Corp.	1,633
8		Ventas, Inc.	346
2		Vornado Realty Trust	142
–	(h)	Walter Investment Management Corp.	1
28		Weingarten Realty Investors	524

			13,006

		Real Estate Management & Development — 0.1%
220		CB Richard Ellis Group, Inc., Class A (a)	2,709
15		Forest City Enterprises, Inc., Class A (a)	175
18		St Joe Co. (The) (a)	466

			3,350

		Thrifts & Mortgage Finance — 0.1%
1		Capitol Federal Financial	17
32		New York Community Bancorp, Inc.	488
137		Radian Group, Inc.	879
11		TFS Financial Corp.	147
97		Washington Federal, Inc.	1,809

			3,340

		Total Financials	281,096

		Health Care — 9.7%
		Biotechnology — 1.4%
9		Abraxis Bioscience, Inc. (a)	348
73		Alkermes, Inc. (a)	801
21		Alnylam Pharmaceuticals, Inc. (a)	350
5		Amylin Pharmaceuticals, Inc. (a)	84
–	(h)	Dendreon Corp. (a)	8
301		Human Genome Sciences, Inc. (a)	7,966
922		Incyte Corp. Ltd. (a)	9,842
204		Isis Pharmaceuticals, Inc. (a)	2,277
–	(h)	MannKind Corp. (a)	1
99		Medivation, Inc. (a)	3,281
50		Regeneron Pharmaceuticals, Inc. (a)	1,336
33		Savient Pharmaceuticals, Inc. (a)	426
303		Seattle Genetics, Inc. (a)	3,124
62		Theravance, Inc. (a)	678
36		United Therapeutics Corp. (a)	2,125
329		Vertex Pharmaceuticals, Inc. (a)	12,616

			45,263

		Health Care Equipment & Supplies — 1.2%
166		Align Technology, Inc. (a)	3,109
18		C.R. Bard, Inc.	1,516
18		CareFusion Corp. (a)	472
29		DENTSPLY International, Inc.	984
84		Edwards Lifesciences Corp. (a)	7,530
22		IDEXX Laboratories, Inc. (a)	1,155
1		Immucor, Inc. (a)	25
65		Masimo Corp. (a)	1,799
41		Medtronic, Inc.	1,761
–	(h)	Meridian Bioscience, Inc.	–	(h)
54		ResMed, Inc. (a)	2,776
351		St. Jude Medical, Inc. (a)	13,229
13		Teleflex, Inc.	753
123		Thoratec Corp. (a)	3,483
–	(h)	Varian Medical Systems, Inc. (a)	15
11		Volcano Corp. (a)	226

			38,833

		Health Care Providers & Services — 4.8%
156		Aetna, Inc.	4,668
311		AMERIGROUP Corp. (a)	7,904
170		Brookdale Senior Living, Inc. (a)	3,105
167		Catalyst Health Solutions, Inc. (a)	6,574
1		Chemed Corp.	54
762		CIGNA Corp.	25,734
55		DaVita, Inc. (a)	3,309
277		Express Scripts, Inc. (a)	23,237
938		Health Net, Inc. (a)	22,744
206		Healthsouth Corp. (a)	3,704
90		HMS Holdings Corp. (a)	4,066
85		Laboratory Corp. of America Holdings (a)	6,075
15		Lincare Holdings, Inc. (a)	549
8		Magellan Health Services, Inc. (a)	325
208		Medco Health Solutions, Inc. (a)	12,797
–	(h)	Mednax, Inc. (a)	2
6		Owens & Minor, Inc.	225
433		Patterson Cos., Inc. (a)	12,357
87		PSS World Medical, Inc. (a)	1,777
84		Psychiatric Solutions, Inc. (a)	1,857
129		Quest Diagnostics, Inc.	7,174
111		UnitedHealth Group, Inc.	3,652
29		VCA Antech, Inc. (a)	734
61		WellPoint, Inc. (a)	3,897

			156,520

		Health Care Technology — 0.6%
247		athenahealth, Inc. (a)	9,702
70		Cerner Corp. (a)	5,286
5		MedAssets, Inc. (a)	98
103		Quality Systems, Inc.	5,311

			20,397

		Life Sciences Tools & Services — 0.5%
61		Bruker Corp. (a)	748
60		Charles River Laboratories International, Inc. (a)	2,193
34		Covance, Inc. (a)	1,973
223		Illumina, Inc. (a)	8,180
2		Mettler-Toledo International, Inc., (Switzerland) (a)	205
49		PerkinElmer, Inc.	986
115		Sequenom, Inc. (a)	462

			14,747

		Pharmaceuticals — 1.2%
20		Auxilium Pharmaceuticals, Inc. (a)	562
653		Merck & Co., Inc.	24,941
145		Nektar Therapeutics (a)	1,657
80		Perrigo Co.	3,550
338		Salix Pharmaceuticals Ltd. (a)	9,899

			40,609

		Total Health Care	316,369

		Industrials — 9.2%
		Aerospace & Defense — 2.1%
331		BE Aerospace, Inc. (a)	7,436
211		Boeing Co. (The)	12,797
64		Goodrich Corp.	3,950
13		Moog, Inc., Class A (a)	404
231		Precision Castparts Corp.	24,303
875		Spirit Aerosystems Holdings, Inc., Class A (a)	18,768
20		TransDigm Group, Inc.	964
14		United Technologies Corp.	967

			69,589

		Air Freight & Logistics — 0.0% (g)
–	(h)	Atlas Air Worldwide Holdings, Inc. (a)	3
16		Expeditors International of Washington, Inc.	561
10		Hub Group, Inc., Class A (a)	246

			810

		Airlines — 1.0%
14		Allegiant Travel Co. (a)	707
49		AMR Corp. (a)	338
1,147		Continental Airlines, Inc., Class B (a)	21,096
742		Delta Air Lines, Inc. (a)	9,069

			31,210

		Building Products — 0.3%
5		Masco Corp.	69
42		Simpson Manufacturing Co., Inc.	1,029
777		USG Corp. (a)	9,330

			10,428

		Commercial Services & Supplies — 0.2%
84		Clean Harbors, Inc. (a)	4,817
44		GEO Group, Inc. (The) (a)	809
20		Herman Miller, Inc.	336
5		Rollins, Inc.	89
29		Stericycle, Inc. (a)	1,551
1		SYKES Enterprises, Inc. (a)	24
1		United Stationers, Inc. (a)	60

			7,686

		Construction & Engineering — 0.2%
11		Fluor Corp.	504
81		Jacobs Engineering Group, Inc. (a)	3,079
181		KBR, Inc.	3,381
6		Tutor Perini Corp. (a)	114

			7,078

		Electrical Equipment — 1.0%
11		Acuity Brands, Inc.	406
46		American Superconductor Corp. (a)	1,764
122		AMETEK, Inc.	4,442
195		Emerson Electric Co.	8,093
293		Rockwell Automation, Inc.	14,140
45		Roper Industries, Inc.	2,233
11		Woodward Governor Co.	269

			31,347

		Industrial Conglomerates — 0.0% (g)
17		Textron, Inc.	340

		Machinery — 3.1%
70		Actuant Corp., Class A	1,170
453		AGCO Corp. (a)	14,000
26		Bucyrus International, Inc.	1,384
3		Caterpillar, Inc.	179
–	(h)	CLARCOR, Inc.	5
20		Cummins, Inc.	897
1		Danaher Corp.	102
491		Deere & Co.	24,545
2		ESCO Technologies, Inc.	65
78		Flowserve Corp.	7,049
141		Gardner Denver, Inc.	5,619
3		Graco, Inc.	76
1		IDEX Corp.	32
52		Kaydon Corp.	1,687
175		Kennametal, Inc.	4,287
11		Lincoln Electric Holdings, Inc.	556
36		Manitowoc Co., Inc. (The)	393
18		Nordson Corp.	1,006
638		PACCAR, Inc.	22,988
–	(h)	Parker Hannifin Corp.	3
15		Pentair, Inc.	472
4		Snap-On, Inc.	172
20		SPX Corp.	1,064
608		Terex Corp. (a)	11,882
20		Wabtec Corp.	751

			100,384

		Marine — 0.1%
95		Alexander & Baldwin, Inc.	3,027
34		Kirby Corp. (a)	1,106

			4,133

		Professional Services — 0.8%
101		Dun & Bradstreet Corp.	7,970
807		Monster Worldwide, Inc. (a)	12,581
88		Towers Watson & Co., Class A	3,845

			24,396

		Road & Rail — 0.3%
153		Hertz Global Holdings, Inc. (a)	1,582
52		J.B. Hunt Transport Services, Inc.	1,608
95		Knight Transportation, Inc.	1,716
2		Landstar System, Inc.	62
78		Union Pacific Corp.	4,729

			9,697

		Trading Companies & Distributors — 0.1%
39		Fastenal Co.	1,637
40		Watsco, Inc.	1,920

			3,557

		Total Industrials	300,655

		Information Technology — 13.8%
		Communications Equipment — 2.0%
13		Adtran, Inc.	269
37		Blue Coat Systems, Inc. (a)	924
916		Brocade Communications Systems, Inc. (a)	6,291
678		Ciena Corp. (a)	8,650
782		Cisco Systems, Inc. (a)	17,560
42		F5 Networks, Inc. (a)	2,072
548		Juniper Networks, Inc. (a)	13,596
376		QUALCOMM, Inc.	14,727
5		Sycamore Networks, Inc.	103
1		Tekelec (a)	10
49		ViaSat, Inc. (a)	1,345

			65,547

		Computers & Peripherals — 0.1%
89		Hewlett-Packard Co.	4,188
–	(h)	International Business Machines Corp.	12
16		NCR Corp. (a)	195

			4,395

		Electronic Equipment, Instruments & Components — 1.0%
295		Agilent Technologies, Inc. (a)	8,269
54		Avnet, Inc. (a)	1,424
11		Cogent, Inc. (a)	110
50		Dolby Laboratories, Inc., Class A (a)	2,494
218		FLIR Systems, Inc. (a)	6,461
324		Ingram Micro, Inc., Class A (a)	5,469
52		Itron, Inc. (a)	3,169
107		SYNNEX Corp. (a)	2,837
121		Trimble Navigation Ltd. (a)	2,767

			33,000

		Internet Software & Services — 0.5%
14		Equinix, Inc. (a)	1,340
114		GSI Commerce, Inc. (a)	2,602
33		IAC/InterActiveCorp. (a)	655
2		MercadoLibre, Inc. (a)	61
29		VeriSign, Inc. (a)	656
210		WebMD Health Corp., Class A (a)	8,185
137		Yahoo!, Inc. (a)	2,057

			15,556

		IT Services — 2.6%
97		Alliance Data Systems Corp. (a)	5,793
569		Automatic Data Processing, Inc.	23,226
43		Broadridge Financial Solutions, Inc.	933
149		Cybersource Corp. (a)	2,691
37		Fidelity National Information Services, Inc.	882
38		Gartner, Inc. (a)	810
4		Lender Processing Services, Inc.	150
32		MasterCard, Inc., Class A	7,986
844		Paychex, Inc.	24,457
323		SAIC, Inc. (a)	5,929
5		Syntel, Inc.	181
111		Visa, Inc., Class A	9,108
100		Wright Express Corp. (a)	2,928

			85,074

		Office Electronics — 0.0% (g)
23		Zebra Technologies Corp., Class A (a)	608

		Semiconductors & Semiconductor Equipment — 3.8%
2,126		Advanced Micro Devices, Inc. (a)	15,863
259		Atmel Corp. (a)	1,201
232		Broadcom Corp., Class A (a)	6,187
25		Cavium Networks, Inc. (a)	546
106		Cree, Inc. (a)	5,918
347		FormFactor, Inc. (a)	5,369
–	(h)	Hittite Microwave Corp. (a)	–	(h)
370		International Rectifier Corp. (a)	6,675
258		Intersil Corp., Class A	3,474
57		KLA-Tencor Corp.	1,620
137		Lam Research Corp. (a)	4,532
289		Linear Technology Corp.	7,555
1,229		MEMC Electronic Materials, Inc. (a)	15,462
96		Microchip Technology, Inc.	2,490
208		National Semiconductor Corp.	2,763
128		NetLogic Microsystems, Inc. (a)	5,223
415		Novellus Systems, Inc. (a)	8,669
426		NVIDIA Corp. (a)	6,552
986		Rambus, Inc. (a)	21,635
41		Varian Semiconductor Equipment Associates, Inc. (a)	1,202
–	(h)	Verigy Ltd., (Singapore) (a)	–	(h)

			122,936

		Software — 3.8%
17		ANSYS, Inc. (a)	704
299		AsiaInfo Holdings, Inc., (China) (a)	7,153
437		Autodesk, Inc. (a)	10,396
57		BMC Software, Inc. (a)	2,208
828		Cadence Design Systems, Inc. (a)	4,810
–	(h)	CommVault Systems, Inc. (a)	1
7		Concur Technologies, Inc. (a)	283
520		Electronic Arts, Inc. (a)	8,458
77		FactSet Research Systems, Inc.	4,825
–	(h)	Fair Isaac Corp.	7
184		Informatica Corp. (a)	4,352
874		Intuit, Inc. (a)	25,881
217		Lawson Software, Inc. (a)	1,315
40		NetSuite, Inc. (a)	639
22		Novell, Inc. (a)	99
45		Nuance Communications, Inc. (a)	681
913		Oracle Corp.	21,047
155		Parametric Technology Corp. (a)	2,574
39		Pegasystems, Inc.	1,306
56		Rovi Corp. (a)	1,619
253		Salesforce.com, Inc. (a)	16,075
5		Solera Holdings, Inc.	151
73		SuccessFactors, Inc. (a)	1,190
–	(h)	Symantec Corp. (a)	1
29		Take-Two Interactive Software, Inc. (a)	265
904		TiVo, Inc. (a)	8,153

			124,193

		Total Information Technology	451,309

		Materials — 7.1%
		Chemicals — 2.6%
5		Calgon Carbon Corp. (a)	69
323		Celanese Corp., Class A	9,413
389		Dow Chemical Co. (The)	10,541
31		Ecolab, Inc.	1,344
211		FMC Corp.	10,732
2		H.B. Fuller Co.	38
459		Huntsman Corp.	5,593
3		International Flavors & Fragrances, Inc.	111
323		Monsanto Co.	24,519
396		Mosaic Co. (The)	21,178
5		Nalco Holding Co.	128
3		Sensient Technologies Corp.	74
–	(h)	Valhi, Inc.	1

			83,741

		Construction Materials — 0.4%
1		Martin Marietta Materials, Inc.	111
209		Texas Industries, Inc.	7,089
122		Vulcan Materials Co.	5,375

			12,575

		Containers & Packaging — 0.8%
8		Aptargroup, Inc.	273
321		Ball Corp.	16,327
3		Owens-Illinois, Inc. (a)	82
342		Packaging Corp. of America	7,543
100		Pactiv Corp. (a)	2,263
22		Sonoco Products Co.	605

			27,093

		Metals & Mining — 2.4%
120		AK Steel Holding Corp.	2,446
83		Allegheny Technologies, Inc.	3,374
31		Allied Nevada Gold Corp. (a)	391
90		Carpenter Technology Corp.	2,406
270		Cliffs Natural Resources, Inc.	10,792
286		Compass Minerals International, Inc.	18,022
231		Nucor Corp.	9,410
5		Schnitzer Steel Industries, Inc., Class A	189
156		Southern Copper Corp.	4,143
162		Titanium Metals Corp. (a)	1,884
556		United States Steel Corp.	24,711

			77,768

		Paper & Forest Products — 0.9%
116		MeadWestvaco Corp.	2,791
174		Schweitzer-Mauduit International, Inc.	13,109
325		Weyerhaeuser Co.	12,976

			28,876

		Total Materials	230,053

		Telecommunication Services — 2.1%
		Diversified Telecommunication Services — 0.9%
43		AboveNet, Inc. (a)	2,528
515		CenturyTel, Inc.	17,504
662		Clearwire Corp., Class A (a)	4,294
27		Frontier Communications Corp.	208
–	(h)	Level 3 Communications, Inc. (a)	–	(h)
259		Qwest Communications International, Inc.	1,090
466		Windstream Corp.	4,809

			30,433

		Wireless Telecommunication Services — 1.2%
577		American Tower Corp., Class A (a)	24,496
203		Crown Castle International Corp. (a)	7,481
201		SBA Communications Corp., Class A (a)	6,638
2		Syniverse Holdings, Inc. (a)	25

			38,640

		Total Telecommunication Services	69,073

		Utilities — 4.9%
		Electric Utilities — 1.1%
30		Allete, Inc.	932
–	(h)	American Electric Power Co., Inc.	–	(h)
104		Cleco Corp.	2,698
49		DPL, Inc.	1,322
764		Duke Energy Corp.	12,629
197		FirstEnergy Corp.	8,609
135		Hawaiian Electric Industries, Inc.	2,665
27		ITC Holdings Corp.	1,445
63		Northeast Utilities	1,588
14		PPL Corp.	400
103		Southern Co.	3,282

			35,570

		Gas Utilities — 0.9%
74		AGL Resources, Inc.	2,621
166		EQT Corp.	7,296
57		National Fuel Gas Co.	2,673
120		New Jersey Resources Corp.	4,363
126		Nicor, Inc.	5,101
25		Northwest Natural Gas Co.	1,068
45		Oneok, Inc.	1,906
87		Piedmont Natural Gas Co., Inc.	2,244
64		South Jersey Industries, Inc.	2,463
52		WGL Holdings, Inc.	1,651

			31,386

		Independent Power Producers & Energy Traders — 0.6%
52		Ormat Technologies, Inc.	1,794
3,388		RRI Energy, Inc. (a)	16,771

			18,565

		Multi-Utilities — 2.3%
194		Alliant Energy Corp.	6,065
10		Avista Corp.	208
29		Black Hills Corp.	760
375		CMS Energy Corp.	5,693
565		Consolidated Edison, Inc.	24,731
366		Dominion Resources, Inc.	13,697
9		DTE Energy Co.	364
459		NiSource, Inc.	6,536
19		NSTAR	646
26		OGE Energy Corp.	938
1		PG&E Corp.	24
1		TECO Energy, Inc.	17
2		Vectren Corp.	42
175		Wisconsin Energy Corp.	8,550
272		Xcel Energy, Inc.	5,652

			73,923

		Total Utilities	159,444

		Total Common Stocks (Cost $2,680,888)	2,707,796

NUMBER OF RIGHTS

		Rights — 0.0% (g)
		Telecommunication Services — 0.0% (g)
342		Clearwire Corp., expiring 06/21/10 (a) (Cost $—)	154

		Total Short Positions (Proceeds $2,680,888)	2,707,950

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(j)	All or a portion of these securities are segregated for short sales.

(l)	The rate shown is the current yield as of January 31, 2010.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,947
Aggregate gross unrealized depreciation	(101,807)

Net unrealized appreciation/depreciation	$(6,860)

Federal income tax cost of investments	$3,244,151

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$455,530	$—	$—	$455,530
Consumer Staples	150,401	—	—	150,401
Energy	187,727	2,416	—	190,143
Financials	276,594	—	—	276,594
Health Care	404,891	—	—	404,891
Industrials	316,809	—	—	316,809
Information Technology	540,200	—	—	540,200
Materials	248,315	—	—	248,315
Telecommunication Services	57,943	—	—	57,943
Utilities	149,637	—	—	149,637

Total Common Stocks	2,788,047	2,416	—	2,790,463

Short-Term Investments
Investment Companies	446,828	—	—	446,828

Total Investments in Securities	$3,234,875	$2,416	$—	$3,237,291

Liabilities
Common Stocks
Consumer Discretionary	(458,334)	—	—	(458,334)
Consumer Staples	(229,112)	—	—	(229,112)
Energy	(212,351)	—	—	(212,351)
Financials	(281,096)	—	—	(281,096)
Health Care	(316,369)	—	—	(316,369)
Industrials	(300,655)	—	—	(300,655)
Information Technology	(451,309)	—	—	(451,309)
Materials	(230,053)	—	—	(230,053)
Telecommunication Services	(69,073)	—	—	(69,073)
Utilities	(159,444)	—	—	(159,444)

Total Common Stocks	(2,707,796)	—	—	(2,707,796)

Rights
Telecommunication Services	—	(154)	—	(154)

Total Liabilities	$(2,707,796)	$(154)	$—	$(2,707,950)

JPMorgan Asia Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.9%
	China — 26.6%
27,000	Aluminum Corp of China Ltd., Class H (a)	26,828
13,000	AMVIG Holdings Ltd.	5,333
13,500	Angang Steel Co., Ltd., Class H	23,274
61,000	China Construction Bank Corp., Class H	46,600
78,000	China Resources Cement Holdings Ltd. (a)	33,053
20,000	China Resources Land Ltd.	35,935
8,500	China Shenhua Energy Co., Ltd., Class H	36,231
9,400	China Yurun Food Group Ltd.	26,340
46,000	Industrial & Commercial Bank of China, Class H	33,502
15,000	Jiangxi Copper Co., Ltd., Class H	29,949
20,000	Nine Dragons Paper Holdings Ltd.	27,852
32,500	Pacific Basin Shipping Ltd.	23,886
19,800	Parkson Retail Group Ltd.	33,831
8,300	Ping An Insurance Group Co. of China Ltd., Class H	64,329
29,595	Poly Hong Kong Investment Ltd.	29,309

		476,252
	Hong Kong — 7.5%
4,000	China Mobile Ltd.	37,579
5,300	Kerry Properties Ltd.	23,443
8,600	Wharf Holdings Ltd.	42,442
23,500	Wynn Macau Ltd. (a)	29,844

		133,308
	India — 13.6%
15,000	Ambuja Cements Ltd.	32,902
3,200	Hindalco Industries Ltd.	10,121
11,000	Infrastructure Development Finance Co., Ltd.	35,926
260	JSW Steel Ltd.	5,518
1,232	Kotak Mahindra Bank Ltd.	20,705
1,320	Larsen & Toubro Ltd., GDR	40,748
1,420	Maruti Suzuki India Ltd.	42,665
601	Reliance Industries Ltd., GDR (e)	27,154
1,900	Tata Motors Ltd.	28,407

		244,146
	Indonesia — 7.1%
60,000	Bank Danamon Indonesia Tbk PT	30,832
45,500	Bank Rakyat Indonesia	36,891
7,950	Tambang Batubara Bukit Asam Tbk PT	14,503
24,745	United Tractors Tbk PT	44,119

		126,345
	Macau — 1.7%
21,200	Sands China Ltd. (a)	29,982

	Singapore — 11.0%
26,000	Cosco Corp. Singapore Ltd.	23,080
6,500	Keppel Corp., Ltd.	38,406
13,500	Keppel Land Ltd.	31,229
24,000	Neptune Orient Lines Ltd.	29,290
28,000	Olam International Ltd.	47,233
21,696	Yanlord Land Group Ltd.	26,860

		196,098
	South Korea — 14.3%
48	Amorepacific Corp.	33,366
400	Daelim Industrial Co., Ltd.	26,300
787	KB Financial Group, Inc.	33,915
99	Samsung Electronics Co., Ltd.	66,205
450	Samsung Engineering Co., Ltd.	43,721
161	Samsung Fire & Marine Insurance Co., Ltd.	25,666
758	Shinhan Financial Group Co., Ltd.	26,467

		255,640
	Taiwan — 11.2%
33,500	Chi Mei Optoelectronics Corp. (a)	26,050
12,500	HON HAI Precision Industry Co., Ltd.	52,087
1,800	HTC Corp.	17,592
957	Richtek Technology Corp.	9,440
60,000	Shin Kong Financial Holding Co., Ltd. (a)	22,858
64,330	Taishin Financial Holdings Co., Ltd. (a) (f)	25,111
95,500	United Microelectronics Corp.	47,203

		200,341
	Thailand — 3.9%
1,900	Banpu PCL, Foreign Shares	30,375
6,000	Siam Cement PCL, NVDR	39,138

		69,513
	Total Common Stocks (Cost $1,585,324)	1,731,625

Participation Note — 1.2%
	India — 1.2%
6,916	Hindalco Industries Ltd., expiring 11/27/12 (issued through Deutsche Bank AG) (a) (Cost $19,371)	22,069

	Total Investments — 98.1% (Cost $1,604,695)	1,753,694
	Other Assets in Excess of Liabilities — 1.9%	34,515
	NET ASSETS — 100.0%	$1,788,209

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	14.6%
Real Estate Management & Development	10.8
Semiconductors & Semiconductor Equipment	7.0
Insurance	6.4
Construction & Engineering	6.3
Oil, Gas & Consumable Fuels	6.2
Construction Materials	6.0
Metals & Mining	5.5
Machinery	5.5
Electronic Equipment, Instruments & Components	4.5
Hotels, Restaurants & Leisure	3.4
Diversified Financial Services	3.2
Marine	3.0
Food & Staples Retailing	2.7
Automobiles	2.4
Industrial Conglomerates	2.2
Wireless Telecommunication Services	2.1
Multiline Retail	1.9
Personal Products	1.9
Paper & Forest Products	1.6
Food Products	1.5
Computers & Peripherals	1.0
Others (each less than 1.0%)	0.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt

(a)		Non-income producing security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $25,111,000 which amounts to 1.4% of the total investments.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $1,706,514,000 and 97.3%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$233,476
Aggregate gross unrealized depreciation	(84,477)
Net unrealized appreciation/depreciation	$148,999
Federal income tax cost of investments	$1,604,695

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Participation Notes
United Kingdom	$22,069	$—	$—	$22,069
Total Participation Notes	22,069	—	—	22,069
Common Stocks
China	—	476,252	—	476,252
Hong Kong	—	133,308	—	133,308
India	—	244,146	—	244,146
Indonesia	—	126,345	—	126,345
Macau	—	29,982	—	29,982
Singapore	—	196,098	—	196,098
South Korea	—	255,640	—	255,640
Taiwan	—	175,230	25,111	200,341
Thailand	—	69,513	—	69,513
Total Common Stocks	—	1,706,514	25,111	1,731,625
Total Investments in Securities	$22,069	$1,706,514	$25,111	$1,753,694

The following is a summary for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 1/31/10
Investments in Securities
Common Stocks - Taiwan	-	-	(1,892)	-	-	27,003	25,111
Total	$ -	$ -	$ (1,892)	$ -	$ -	$ 27,003	$ 25,111

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.
The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(1,892,000).

JPMorgan China Region Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 101.0%
	China — 46.2%
94	Aluminum Corp of China Ltd., Class H (a)	93
44	Ausnutria Dairy Corp., Ltd. (a)	32
1,053	Bank of China Ltd., Class H	504
52	BBMG Corp., Class H (a)	51
877	China Construction Bank Corp., Class H	670
142	China Life Insurance Co., Ltd., Class H	626
76	China Mobile Ltd.	712
60	China National Building Material Co., Ltd., Class H	99
136	China Oilfield Services Ltd., Class H	161
29	China Pacific Insurance Group Co., Ltd., Class H (a)	109
328	China Petroleum & Chemical Corp., Class H	255
101	China Shenhua Energy Co., Ltd., Class H	428
102	China Shipping Development Co., Ltd., Class H	160
161	China Vanke Co., Ltd., Class B	164
62	China Yurun Food Group Ltd.	174
387	CNOOC Ltd.	543
869	Industrial & Commercial Bank of China, Class H	633
80	Jiangxi Copper Co., Ltd., Class H	160
33	Li Ning Co., Ltd.	100
226	Maanshan Iron & Steel, Class H (a)	135
95	Parkson Retail Group Ltd.	162
26	Ping An Insurance Group Co. of China Ltd., Class H	198
65	Sany Heavy Equipment International Holdings Co. Ltd. (a)	67
23	Tencent Holdings Ltd.	419
86	Tingyi Cayman Islands Holding Corp.	186

		6,841
	Hong Kong — 22.3%
82	BOC Hong Kong Holdings Ltd.	169
208	Brilliance China Automotive Holdings Ltd. (a)	54
29	Cheung Kong Holdings Ltd.	337
60	China Resources Gas Group Ltd.	87
108	China Resources Land Ltd.	194
98	Glorious Property Holdings Ltd. (a)	38
60	Hang Lung Properties Ltd.	204
8	Hang Seng Bank Ltd.	117
12	Hong Kong Exchanges and Clearing Ltd.	209
34	Hutchison Whampoa Ltd.	231
39	Industrial & Commercial Bank of China Asia Ltd.	77
5	Jardine Matheson Holdings Ltd.	143
43	Kerry Properties Ltd.	188
46	Li & Fung Ltd.	210
26	Orient Overseas International Ltd.	173
159	Poly Hong Kong Investment Ltd.	157
18	Shanghai Industrial Holdings Ltd.	84
25	Sun Hung Kai Properties Ltd.	320
62	Wharf Holdings Ltd.	306

		3,298
	Macau — 0.9%
93	Sands China Ltd. (a)	131

	Taiwan — 31.6%
83	Acer, Inc.	232
208	Advanced Semiconductor Engineering, Inc.	163
343	Chi Mei Optoelectronics Corp. (a)	267
175	Compal Electronics, Inc.	243
7	Cyberlink Corp.	33
134	Far Eastern New Century Corp.	146
157	Formosa Plastics Corp.	326
244	Fubon Financial Holding Co., Ltd. (a)	284
137	Hon Hai Precision Industry Co., Ltd.	571
209	KGI Securities Co. Ltd.	98
9	Largan Precision Co., Ltd.	118
20	MediaTek, Inc.	327
26	Nan Ya Printed Circuit Board Corp.	110
36	Powertech Technology, Inc.	114
12	Richtek Technology Corp.	113
492	Shin Kong Financial Holding Co., Ltd. (a)	187
32	Silitech Technology Corp.	112
352	Taishin Financial Holdings Co., Ltd. (a) (f)	138
46	Taiwan Fertilizer Co., Ltd.	150
359	Taiwan Semiconductor Manufacturing Co., Ltd.	682
430	United Microelectronics Corp. (a)	212
119	Yageo Corp.	41

		4,667
	Total Common Stocks (Cost $12,450)	14,937

	Total Investments — 101.0% (Cost $12,450)	14,937
	Liabilities in Excess of Other Assets — (1.0)%	(146)
	NET ASSETS — 100.0%	$14,791

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE

Commercial Banks	15.4%
Real Estate Management & Development	12.8
Semiconductors & Semiconductor Equipment	10.8
Oil, Gas & Consumable Fuels	8.2
Insurance	7.5
Electronic Equipment, Instruments & Components	7.4
Wireless Telecommunication Services	4.8
Industrial Conglomerates	4.0
Diversified Financial Services	3.3
Chemicals	3.2
Computers & Peripherals	3.2
Internet Software & Services	2.8
Food Products	2.6
Metals & Mining	2.6
Marine	2.2
Distributors	1.4
Multiline Retail	1.1
Energy Equipment & Services	1.1
Construction Materials	1.0
Others (each less than 1.0%)	4.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
(a)	Non-income producing security.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $138,000 which amounts to 0.9% of total investments.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $14,799,000 and 99.1%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,644
Aggregate gross unrealized depreciation	(157)
Net unrealized appreciation/depreciation	$2,487
Federal income tax cost of investments	$12,450

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$–	$6,841	$–	$6,841
Hong Kong	–	3,298	–	3,298
Macau	–	131	–	131
Taiwan	–	4,529	138	4,667
Total Common Stocks	–	14,799	138	14,937
Total Investments in Securities	$–	$14,799	$138	$14,937

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 1/31/10
Total Investments in Securities
Common Stocks - Taiwan	$ -	$ -	$ (10)	$ -	$ 32	$ 116	$ 138

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(10,000).

JPMorgan Emerging Economies Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 89.9%
		Brazil — 12.2%
4		Banco do Brasil S.A. (m)	63
3		EDP - Energias do Brasil S.A. (m)	61
1		Empresa Brasileira de Aeronautica S.A., ADR (m)	31
7		Itau Unibanco Banco Multiplo S.A., ADR (m)	129
17		OGX Petroleo e Gas Participacoes S.A. (m)	150
2		Petroleo Brasileiro S.A., ADR (m)	100
2		Sul America S.A. (m)	46
2		Tele Norte Leste Participacoes S.A., ADR (m)	29
4		Vale S.A., ADR (m)	107

			716
		Canada — 1.6%
–	(h)	First Quantum Minerals Ltd. (m)	34
4		Pacific Rubiales Energy Corp. (a) (m)	58

			92
		Chile — 1.0%
1		Banco Santander Chile S.A., ADR (m)	56

		China — 9.2%
126		Bank of China Ltd., Class H (m)	60
54		Bank of Communications Co., Ltd., Class H (m)	54
7		China Life Insurance Co., Ltd., Class H (m)	31
38		China Merchants Bank Co., Ltd., Class H (m)	86
6		China Mobile Ltd. (m)	52
1		Ctrip.com International, Ltd., ADR (a) (m)	32
24		PetroChina Co., Ltd., Class H (m)	27
114		Sichuan Expressway Co., Ltd., Class H (m)	62
32		Sinotrans Shipping Ltd. (m)	15
6		Weichai Power Co., Ltd., Class H (m)	43
40		Yanzhou Coal Mining Co., Ltd., Class H (m)	78

			540
		Egypt — 1.2%
21		Al Ezz Steel Rebars SAE (m)	71

		Hong Kong — 6.6%
72		China Agri-Industries Holdings Ltd. (m)	98
214		China Gas Holdings Ltd. (m)	113
2		Jardine Matheson Holdings Ltd. (m)	48
101		Kingboard Laminates Holdings Ltd. (m)	71
1		Shanghai Industrial Holdings Ltd. (m)	5
296		Sinolink Worldwide Holdings Ltd. (m)	49

			384
		Hungary — 1.0%
2		OTP Bank plc (a) (m)	58

		India — 0.9%
3		Sterlite Industries India Ltd., ADR (m)	51

		Indonesia — 3.7%
11		Astra International Tbk PT (m)	42
139		Bank Mandiri Persero Tbk PT (m)	69
70		Bank Negara Indonesia Persero Tbk PT (m)	14
150		Perusahaan Gas Negara PT	60
39		Semen Gresik Persero Tbk PT (m)	33

			218
		Ireland — 1.2%
11		Dragon Oil plc (a) (m)	71

		Israel — 1.2%
16		Bank Leumi Le-Israel BM (a) (m)	70

		Luxembourg — 0.9%
2		Ternium S.A., ADR (a) (m)	54

		Mexico — 1.2%
34		Grupo Mexico S.A.B. de C.V., Class B (m)	69

		Poland — 1.8%
2		KGHM Polska Miedz S.A. (m)	55
4		Powszechna Kasa Oszczednosci Bank Polski S.A. (m)	52

			107
		Russia — 8.2%
3		Gazpromneft OAO, ADR (m)	70
1		Lukoil OAO, ADR (m)	57
7		Magnitogorsk Iron & Steel Works, Reg. S, GDR (a) (m)	93
1		Mobile Telesystems OJSC, ADR (m)	29
38		Sberbank of Russian Federation (m)	108
3		Surgutneftegaz, ADR (m)	29
31		VolgaTelecom (m)	93

			479
		South Africa — 2.2%
4		ABSA Group Ltd. (m)	65
6		Imperial Holdings Ltd. (m)	63

			128
		South Korea — 13.8%
7		Daeduck GDS Co., Ltd. (a) (m)	62
2		Daegu Bank (m)	28
1		Dongbu Insurance Co., Ltd. (m)	31
1		GS Engineering & Construction Corp. (a) (m)	53
–	(h)	Hanwha Corp. (a) (m)	—	(h)
1		Hyundai Motor Co. (m)	66
5		Korea Exchange Bank (a) (m)	61
–	(h)	Korea Zinc Co., Ltd. (a) (m)	59
1		LG Corp. (a) (m)	66
2		LG Display Co. Ltd., ADR (m)	24
3		LIG Insurance Co., Ltd. (m)	52
–	(h)	POSCO, ADR (m)	28
–	(h)	Samsung Electronics Co., Ltd. (m)	194
3		Youngone Holdings Co., Ltd. (a) (m)	83

			807
		Taiwan — 10.0%
73		AcBel Polytech, Inc. (m)	57
6		Asustek Computer, Inc., Reg. S, GDR (m)	55
6		Compal Electronics, Inc., GDR (m)	41
34		Compal Electronics, Inc. (m)	48
65		Coretronic Corp. (m)	92
70		Lite-On Technology Corp. (m)	89
21		Merry Electronics Co., Ltd. (m)	40
30		Quanta Computer, Inc. (m)	60
23		Star Travel Taiwan Co., Ltd. (a) (f) (m)	18
3		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	28
29		Wistron Corp. (m)	55

			583
		Thailand — 4.0%
19		Bangkok Bank PCL, NVDR (m)	65
87		Charoen Pokphand Foods PCL, NVDR (m)	30
26		Kasikornbank PCL, NVDR (m)	65
18		Siam Commercial Bank PCL, NVDR (m)	42
58		Thanachart Capital PCL, NVDR (m)	34

			236
		Turkey — 7.3%
57		Anadolu Sigorta (m)	57
17		Aygaz AS (m)	74
5		Ford Otomotiv Sanayi AS (m)	37
14		Is Gayrimenkul Yatirim Ortakligi AS (m)	15
3		Tupras Turkiye Petrol Rafine (m)	70
23		Turk Hava Yollari (m)	84
13		Turkiye Halk Bankasi AS (m)	87

			424
		United Kingdom — 0.7%
2		Standard Chartered plc (m)	38

		Total Common Stocks (Cost $4,442)	5,252

Participation Notes — 5.1%
		India — 5.1%
3		ACC Ltd., expiring 05/29/12 (issued through UBS AG) (a) (m)	56
5		Bank of Baroda, expiring 05/04/12 (issued through UBS AG) (a) (m)	59
50		Lanco Infratech Ltd., expiring 11/20/12 (issued through UBS AG) (a) (m)	50
3		Oil & Natural Gas Corp. Ltd., expiring 01/17/17 (issued through Deutsche Bank AG) (a) (m)	63
7		Steel Authority of India, expiring 07/12/12 (issued through UBS AG) (a) (m)	31
3		Tata Steel Ltd., expiring 01/24/17 (issued through Deutsche Bank AG) (a) (e) (m)	36

			295
		Taiwan — 0.0% (g)
1		Quanta Computer, Inc., expiring 01/24/17 (issued through Deutsche Bank AG) (a) (e) (m)	2

		Total Participation Notes (Cost $231)	297

Preferred Stocks — 1.8%
		Brazil — 1.8%
2		Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. (m)	36
2		Gerdau S.A., ADR (m)	27
4		Investimentos Itau S.A. (m)	23
1		Tam S.A., ADR (m)	23

		Total Preferred Stocks (Cost $108)	109

		Total Investments — 96.8% (Cost $4,781)	5,658
		Other Assets in Excess of Liabilities — 3.2%	186
		NET ASSETS — 100.0%	$5,844

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	23.9%
Oil, Gas & Consumable Fuels	13.6
Metals & Mining	12.1
Computers & Peripherals	6.2
Electronic Equipment, Instruments & Components	4.4
Gas Utilities	4.4
Semiconductors & Semiconductor Equipment	3.9
Insurance	3.8
Automobiles	2.6
Food Products	2.3
Diversified Telecommunication Services	2.2
Industrial Conglomerates	2.1
Airlines	1.9
Electric Utilities	1.7
Construction Materials	1.6
Textiles, Apparel & Luxury Goods	1.5
Capital Markets	1.4
Wireless Telecommunication Services	1.4
Distributors	1.1
Transportation Infrastructure	1.1
Electrical Equipment	1.0
Others (each less than 1.0%)	5.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
Reg. S	—
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	Non-income producing security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $18,000 which amounts to 0.3% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,073
Aggregate gross unrealized depreciation	(196)
Net unrealized appreciation/depreciation	$877
Federal income tax cost of investments	$4,781

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Participation Notes
India	$81	$214	$–	$295
Taiwan	–	2	–	2
Total Participation Notes	81	216	–	297
Common Stocks
Brazil	381	335	–	716
Canada	92	–	–	92
Chile	–	56	–	56
China	–	540	–	540
Egypt	–	71	–	71
Hong Kong	–	384	–	384
Hungary	–	58	–	58
India	–	51	–	51
Indonesia	–	218	–	218
Ireland	–	71	–	71
Israel	–	70	–	70
Luxembourg	–	54	–	54
Mexico	69	–	–	69
Poland	–	107	–	107
Russia	–	479	–	479
South Africa	–	128	–	128
South Korea	–	807	–	807
Taiwan	–	565	18	583
Thailand	–	236	–	236
Turkey	–	424	–	424
United Kingdom	–	38	–	38
Total Common Stocks	542	4,692	18	5,252
Preferred Stocks
Brazil	59	50	–	109
Total Preferred Stocks	59	50	–	109
Total Investments in Securities	$682	$4,958	$18	$5,658

The following is a summary for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 1/31/10
Total Investments in Securities
Common Stocks - Taiwan	$32	$—	$6	$—	$—	$(20)	$18

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $6,000.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 81.7%
	Argentina — 1.0%
198	Tenaris S.A., ADR (m)	8,695

	Brazil — 4.5%
1,059	All America Latina Logistica S.A. (m)	8,483
1,440	BM&F BOVESPA S.A. (m)	9,724
1,168	Cielo S.A. (m)	9,298
1,450	OGX Petroleo e Gas Participacoes S.A. (m)	12,923

		40,428
	Chile — 1.1%
160	Banco Santander Chile S.A., ADR (m)	9,899

	China — 11.5%
1,766	Anhui Conch Cement Co., Ltd., Class H (m)	9,689
12,225	China Merchants Bank Co., Ltd., Class H (m)	28,080
3,552	China National Building Material Co., Ltd., Class H (m)	5,869
126	New Oriental Education & Technology Group, ADR (a) (m)	8,573
2,548	Ping An Insurance Group Co. of China Ltd., Class H (m)	19,745
490	Tencent Holdings Ltd. (m)	9,078
2,130	Tsingtao Brewery Co., Ltd., Class H (m)	10,574
11,878	Want Want China Holdings Ltd. (m)	7,585
2,145	Wumart Stores, Inc., Class H (m)	3,578

		102,771
	Egypt — 1.7%
207	Orascom Construction Industries (m)	9,749
1,201	Orascom Telecom Holding SAE (m)	5,896

		15,645
	Hong Kong — 7.2%
1,500	China Mobile Ltd. (m)	14,087
2,990	China Resources Enterprise (m)	9,818
1,656	Esprit Holdings Ltd. (m)	11,668
15,468	GOME Electrical Appliances Holdings Ltd. (a) (m)	5,435
4,318	Li & Fung Ltd. (m)	19,679
1,110	Yue Yuen Industrial Holdings Ltd. (m)	3,445

		64,132
	India — 12.3%
394	ACC Ltd. (m)	7,423
949	Ambuja Cements Ltd. (m)	2,082
2,960	Bharti Airtel Ltd. (m)	19,534
612	Housing Development Finance Corp., Ltd. (m)	31,479
269	Infosys Technologies Ltd., ADR (m)	13,980
173	Infosys Technologies Ltd. (m)	9,227
619	Jindal Steel & Power Ltd. (m)	8,391
516	Reliance Capital Ltd. (m)	8,971
354	United Spirits Ltd. (m)	9,431

		110,518
	Indonesia — 1.9%
649	Astra International Tbk PT (m)	2,479
12,563	Bank Rakyat Indonesia (m)	10,186
3,605	Unilever Indonesia Tbk PT (m)	4,338

		17,003
	Israel — 0.9%
146	Teva Pharmaceutical Industries Ltd., ADR (m)	8,292

	Malaysia — 0.5%
381	British American Tobacco Malaysia Bhd (m)	4,701

	Mexico — 5.5%
229	America Movil S.A.B. de C.V., Series L, ADR (m)	9,993
387	Cemex S.A.B. de C.V., ADR (a) (m)	3,559
5,597	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	18,364
3,832	Wal-Mart de Mexico S.A.B. de C.V., Series V	16,990

		48,906
	Russia — 5.5%
358	Magnit OAO, ADR (a) (e) (m)	5,463
343	Magnit OAO, Reg. S, GDR (m)	5,189
11,493	Sberbank of Russian Federation (m)	32,719
307	Vimpel-Communications, ADR (m)	5,578

		48,949
	South Africa — 8.7%
2,113	African Bank Investments Ltd. (m)	8,160
4,334	FirstRand Ltd. (m)	10,496
646	Impala Platinum Holdings Ltd. (m)	16,554
742	Massmart Holdings Ltd. (m)	8,458
1,029	MTN Group Ltd. (m)	14,685
542	Sasol Ltd. (m)	20,074

		78,427
	South Korea — 9.4%
90	Hyundai Mobis (a) (m)	11,340
125	Hyundai Motor Co. (m)	12,106
186	KT&G Corp. (m)	10,794
28	POSCO (m)	12,842
38	Samsung Electronics Co., Ltd. (m)	25,546
27	Shinsegae Co., Ltd. (m)	12,026

		84,654
	Taiwan — 5.6%
5,426	HON HAI Precision Industry Co., Ltd. (m)	22,611
2,047	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	20,796
3,518	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	6,679

		50,086
	Turkey — 3.3%
444	Anadolu Efes Biracilik Ve Malt Sanayii AS (m)	4,583
5,992	Turkiye Garanti Bankasi A/S (m)	25,129

		29,712
	United States — 1.1%
312	NII Holdings, Inc. (a) (m)	10,223

	Total Common Stocks (Cost $598,706)	733,041
Preferred Stocks — 13.4%
	Brazil — 13.4%
147	Cia de Bebidas das Americas, ADR (m)	13,583
43	Itau Unibanco Banco Multiplo S.A., ADR (m)	820
1,057	Itau Unibanco Banco Multiplo S.A. (m)	20,264
1,178	Petroleo Brasileiro S.A., Class A, ADR (m)	42,489
1,899	Vale S.A., ADR (m)	42,872

	Total Preferred Stocks (Cost $60,557)	120,028

Short-Term Investment — 3.8%
	Investment Company — 3.8%
34,126	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	34,126
	(Cost $34,126)
	Total Investments — 98.9% (Cost $693,389)	887,195
	Other Assets in Excess of Liabilities — 1.1%	10,052
	NET ASSETS — 100.0%	$897,247

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	16.4%
Metals & Mining	9.1
Oil, Gas & Consumable Fuels	8.5
Wireless Telecommunication Services	8.4
Semiconductors & Semiconductor Equipment	6.0
Food & Staples Retailing	5.8
Beverages	4.3
Diversified Financial Services	4.2
IT Services	3.7
Thrifts & Mortgage Finance	3.6
Distributors	3.3
Construction Materials	3.2
Electronic Equipment, Instruments & Components	2.6
Insurance	2.2
Specialty Retail	1.9
Tobacco	1.7
Automobiles	1.6
Auto Components	1.3
Construction & Engineering	1.1
Internet Software & Services	1.0
Energy Equipment & Services	1.0
Diversified Consumer Services	1.0
Road & Rail	1.0
Short-Term Investment	3.8
Others (each less than 1.0%)	3.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)(m)
The rate shown is the current yield as of January 31, 2010.All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments that apply the fair valuation policy for international investments are approximately $552,209,000 and 62.2%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,121
Aggregate gross unrealized depreciation	(15,315)
Net unrealized appreciation/depreciation	$193,806
Federal income tax cost of investments	$693,389

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$–	$8,695	$–	$8,695
Brazil	40,428	–	–	40,428
Chile	–	9,899	–	9,899
China	–	102,771	–	102,771
Egypt	–	15,645	–	15,645
Hong Kong	–	64,132	–	64,132
India	13,980	96,538	–	110,518
Indonesia	–	17,003	–	17,003
Israel	–	8,292	–	8,292
Malaysia	–	4,701	–	4,701
Mexico	35,354	13,552	–	48,906
Russia	5,463	43,486	–	48,949
South Africa	–	78,427	–	78,427
South Korea	–	84,654	–	84,654
Taiwan	–	50,086	–	50,086
Turkey	–	29,712	–	29,712
United States	10,223	–	–	10,223
Total Common Stocks	105,448	627,593	–	733,041
Preferred Stocks
Brazil	63,136	56,892	–	120,028
Total Preferred Stocks	63,136	56,892	–	120,028
Short-Term Investment
Investment Company	34,126	–	–	34,126
Total Investments in Securities	$202,710	$684,485	$–	$887,195

JPMorgan Global Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
		Australia — 3.8%
1		InterOil Corp. (a) (m)	51
1		Macquarie Group Ltd. (m)	28
2		Santos Ltd. (m)	19

			98
		Austria — 2.0%
1		Intercell AG (a) (m)	27
–	(h)	Schoeller-Bleckmann Oilfield Equipment AG (m)	24

			51
		Belgium — 1.7%
–	(h)	Anheuser-Busch InBev N.V. (m)	18
1		KBC Groep N.V. (a) (m)	26

			44
		Canada — 1.1%
–	(h)	First Quantum Minerals Ltd. (m)	28

		China — 2.2%
12		China Merchants Bank Co., Ltd., Class H (m)	27
7		China Shenhua Energy Co., Ltd., Class H (m)	30

			57
		Denmark — 0.6%
–	(h)	D/S Norden (m)	16

		Finland — 2.1%
1		Nokia OYJ (m)	17
1		Nokian Renkaat OYJ (m)	36

			53
		France — 5.5%
–	(h)	Atos Origin S.A. (a) (m)	22
5		Rhodia S.A. (a) (m)	83
1		Sodexo (a)	37

			142
		Germany — 4.5%
–	(h)	Hamburger Hafen und Logistik AG	15
2		Lanxess AG (m)	72
–	(h)	Muenchener Rueckversicherungs AG (m)	28

			115
		Greece — 1.8%
4		Corinth Pipeworks S.A. (a) (m)	6
3		EFG Eurobank Ergasias S.A. (a) (m)	26
3		Sidenor Steel Products Manufacturing Co. S.A. (a) (m)	15

			47
		Hong Kong — 1.6%
40		Huabao International Holdings Ltd. (m)	41

		India — 0.7%
1		Reliance Capital Ltd., ADR (a) (m)	19

		Indonesia — 1.7%
60		Perusahaan Gas Negara PT (m)	24
21		Telekomunikasi Indonesia Tbk PT (m)	21

			45
		Italy — 1.4%
7		Snam Rete Gas S.p.A. (m)	35

		Japan — 13.9%
–	(h)	Japan Tobacco, Inc. (m)	54
6		Kubota Corp. (m)	54
8		Mitsubishi Electric Corp. (a) (m)	62
3		Mitsui & Co., Ltd. (m)	44
–	(h)	Nidec Corp. (m)	30
–	(h)	Nintendo Co., Ltd. (m)	28
2		Nippon Sheet Glass Co., Ltd. (m)	5
6		Nippon Yusen KK (m)	21
5		Nissan Motor Co., Ltd. (a) (m)	39
1		Suzuken Co., Ltd.	20

			357
		Netherlands — 5.2%
2		European Aeronautic Defence and Space Co., N.V. (m)	34
3		ING Groep N.V. CVA (a) (m)	31
2		Koninklijke KPN N.V. (m)	27
1		Unilever N.V. CVA	36
3		Vimetco N.V., GDR (a) (m)	7

			135
		Norway — 1.7%
2		Orkla ASA (m)	18
17		Sevan Marine ASA (a) (m)	25

			43
		South Africa — 0.9%
6		African Bank Investments Ltd. (m)	23

		Switzerland — 4.1%
–	(h)	ACE Ltd. (a) (m)	18
–	(h)	Roche Holding AG (m)	61
–	(h)	Zurich Financial Services AG (m)	25

			104
		Taiwan — 1.0%
7		Hon Hai Precision Industry Co., Ltd. (m)	27

		Turkey — 0.7%
4		Turkiye Garanti Bankasi A/S (m)	18

		United Arab Emirates — 0.6%
5		Lamprell plc (m)	14

		United Kingdom — 13.4%
5		Afren plc (a) (m)	7
1		BG Group plc (m)	26
15		Cable & Wireless plc (m)	34
4		Cairn Energy plc (a) (m)	21
6		Cookson Group plc (a) (m)	38
7		GKN plc (a) (m)	13
1		Imperial Tobacco Group plc (m)	43
4		Intercontinental Hotels Group plc (m)	53
2		Petropavlovsk plc (a) (m)	30
1		Reckitt Benckiser Group plc (m)	39
1		Resolution Ltd. (a) (m)	2
19		Vodafone Group plc (m)	39

			345
		United States — 26.9%
1		Abbott Laboratories (m)	61
2		Bank of America Corp. (m)	26
1		Capital One Financial Corp. (m)	31
–	(h)	Celgene Corp. (a) (m)	23
2		Cisco Systems, Inc. (a) (m)	39
2		Corning, Inc. (m)	28
–	(h)	Google, Inc., Class A (a) (m)	50
1		Hewlett-Packard Co. (m)	50
1		Johnson Controls, Inc. (m)	27
1		Juniper Networks, Inc. (a) (m)	19
2		Kroger Co. (The) (m)	43
1		McDonald's Corp. (m)	58
1		Microsoft Corp. (m)	38
–	(h)	Nike, Inc., Class B (m)	21
1		PACCAR, Inc. (m)	39
1		QUALCOMM, Inc. (m)	24
1		Staples, Inc. (m)	26
1		SYSCO Corp. (m)	21
–	(h)	Union Pacific Corp. (m)	30
1		Walt Disney Co. (The) (m)	37

			691
		Total Common Stocks (Cost $2,311)	2,548

		Total Investments — 99.1% (Cost $2,311)	2,548
		Other Assets in Excess of Liabilities — 0.9%	23
		NET ASSETS — 100.0%	$2,571

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Chemicals	7.7%
Oil, Gas & Consumable Fuels	6.0
Hotels, Restaurants & Leisure	5.8
Pharmaceuticals	4.8
Communications Equipment	3.9
Diversified Financial Services	3.9
Commercial Banks	3.9
Tobacco	3.8
Machinery	3.7
Metals & Mining	3.3
Electronic Equipment, Instruments & Components	3.3
Diversified Telecommunication Services	3.2
Auto Components	3.0
Insurance	2.8
Software	2.6
Food & Staples Retailing	2.5
Energy Equipment & Services	2.5
Electrical Equipment	2.4
Gas Utilities	2.3
Industrial Conglomerates	2.2
Biotechnology	2.0
Internet Software & Services	2.0
Computers & Peripherals	2.0
Trading Companies & Distributors	1.7
Wireless Telecommunication Services	1.6
Household Products	1.5
Automobiles	1.5
Media	1.4
Marine	1.4
Food Products	1.4
Aerospace & Defense	1.3
Consumer Finance	1.2
Road & Rail	1.2
Capital Markets	1.1
Specialty Retail	1.0
Others (each less than 1.0%)	4.1

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
79,046	AUD	03/10/10	$73	$70	$(3)
134,285	CAD	03/10/10	128	126	(2)
29,670	CHF	03/10/10	30	28	(2)
81,622	DKK	03/10/10	16	15	(1)
106,379	EUR	03/10/10	152	147	(5)
242,678	SEK	03/10/10	35	33	(2)
34,966	SGD	03/10/10	25	25	–	(h)
			$459	$444	$(15)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
30,440	AUD	03/10/10	$28	$27	$1
28,266	CAD	03/10/10	27	26	1
18,306	CHF	03/10/10	18	17	1
286,512	EUR	03/10/10	430	397	33
56,246	GBP	03/10/10	94	90	4
292,853	HKD	03/10/10	38	38	–	(h)
6,212,733	JPY	03/10/10	70	69	1
156,824	NOK	03/10/10	28	27	1
28,178	TRY	03/10/10	19	19	–	(h)
138,955	ZAR	03/10/10	18	17	1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	New Turkish Lira
ZAR	—	South African Rand

(a)		Non-income producing security.
(h)		Amount rounds to less than one thousand (shares or dollars).
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of theinvestments that apply the fair valuation policy for the international investments are approximately $1,741,000 and 68.3%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$403
Aggregate gross unrealized depreciation		(166)
Net unrealized appreciation/depreciation		$237
Federal income tax cost of investments		$2,311

Global Focus Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	51	47	–	98
Austria	–	51	–	51
Belgium	–	44	–	44
Canada	28	–	–	28
China	–	57	–	57
Denmark	–	16	–	16
Finland	–	53	–	53
France	–	142	–	142
Germany	–	115	–	115
Greece	–	47	–	47
Hong Kong	–	41	–	41
India	–	19	–	19
Indonesia	–	45	–	45
Italy	–	35	–	35
Japan	–	357	–	357
Netherlands	–	135	–	135
Norway	–	43	–	43
South Africa	–	23	–	23
Switzerland	18	86	–	104
Taiwan	–	27	–	27
Turkey	–	18	–	18
United Arab Emirates	–	14	–	14
United Kingdom	–	345	–	345
United States	691	–	–	691
Total Common Stocks	788	1,760	–	2,548
Total Investments in Securities	$788	$1,760	$–	$2,548

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$43	$–	$43

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(15)	$–	$(15)

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
Asset-Backed Security — 0.2%
	United States — 0.2%
	51		Morgan Stanley ABS Capital I, Series 2006-WMC1, Class A2B, VAR, 0.431%, 12/25/35 (Cost $50)	46
Collateralized Mortgage Obligations — 3.2%
	Non-Agency CMO — 3.2%
	United States — 3.2%
	72		Banc of America Alternative Loan Trust, Series 2006-4, Class 2A1, 6.000%, 05/25/21	64
	143		Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1, 6.000%, 09/25/37	118
	49		Countrywide Alternative Loan Trust, Series 2005-J6, Class 2A1, 5.500%, 07/25/25	45
	183		Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, VAR, 0.473%, 03/19/36	102
			WaMu Mortgage Pass-Through Certificates,
	159		Series 2005-AR15, Class A1A1, VAR, 0.491%, 11/25/45	121
	149		Series 2005-AR17, Class A1A1, VAR, 0.501%, 12/25/45	113
	148		Series 2005-AR2, Class 2A21, VAR, 0.561%, 01/25/45	107
			Total Collateralized Mortgage Obligations (Cost $726)	670
SHARES
Common Stocks — 29.5%
	Australia — 0.9%
	15		CFS Retail Property Trust	25
	30		Commonwealth Property Office Fund	24
	24		Dexus Property Group (m)	17
	1		Macquarie Group Ltd. (m)	48
	26		Tatts Group Ltd. (m)	53
	1		Westfield Group	13
				180
	Austria — 0.5%
	2		Oesterreichische Post AG (m)	56
	1		OMV AG (m)	58
				114
	Brazil — 0.3%
	4		Cia Energetica de Minas Gerais, ADR (m)	65
	Canada — 0.1%
	1		RioCan REIT (m)	19
	1		World Color Press, Inc. (a)	7
				26
	China — 0.9%
	87		China Construction Bank Corp., Class H (m)	66
	14		China Shenhua Energy Co., Ltd., Class H (m)	58
	70		Zhejiang Expressway Co., Ltd., Class H (m)	60
				184
	Finland — 0.9%
	7		Nokia OYJ (m)	94
	4		Sampo OYJ, Class A (m)	100
				194
	France — 2.3%
	2		BNP Paribas (m)	112
	2		Bouygues S.A. (m)	92
	2		Cie de Saint-Gobain (m)	85
	3		GDF Suez (m)	95
	2		Total S.A. (m)	87
	—	(h)	Unibail-Rodamco (m)	13
				484
	Germany — 1.2%
	1		Muenchener Rueckversicherungs AG (m)	154
	1		RWE AG (m)	103
				257
	Hong Kong — 1.0%
	39		CNOOC Ltd. (m)	55
	16		Hang Lung Properties Ltd. (m)	54
	14		Hutchison Whampoa Ltd. (m)	95
				204
	Italy — 0.5%
	4		ENI S.p.A. (m)	101
	Japan — 1.8%
	2		Astellas Pharma, Inc. (m)	63
	2		Canon, Inc. (m)	93
	—	(h)	Frontier Real Estate Investment Corp.	15
	—	(h)	Japan Retail Fund Investment Corp.	9
	—	(h)	Kenedix Realty Investment Corp. (m)	26
	—	(h)	Nintendo Co., Ltd. (m)	83
	—	(h)	Nippon Building Fund, Inc.	9
	2		Toyota Motor Corp. (m)	81
				379
	Luxembourg — 0.0% (g)
	53		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., ADR (a) (f) (i)	7
	Netherlands — 2.8%
	8		Koninklijke KPN N.V. (m)	140
	3		Koninklijke Philips Electronics N.V. (m)	94
	1		Nieuwe Steen Investments Funds N.V. (m)	19
	6		Royal Dutch Shell plc, Class A (m)	172
	5		Unilever N.V.	157
	—	(h)	Vastned Retail N.V. (m)	13
				595
	Norway — 0.3%
	69		Marine Harvest ASA (a) (m)	62
	Singapore — 0.3%
	9		Mapletree Logistics Trust (m)	5
	7		Singapore Airlines Ltd. (m)	68
				73
	South Africa — 0.2%
	12		African Bank Investments Ltd. (m)	48
	Spain — 0.7%
	7		Banco Santander S.A.	96
	2		Telefonica S.A. (m)	52
				148
	Sweden — 0.4%
	1		Hennes & Mauritz AB, Class B (m)	86
	Switzerland — 1.1%
	1		Roche Holding AG (m)	92
	1		Zurich Financial Services AG (m)	146
				238
	Taiwan — 0.7%
	3		Chunghwa Telecom Co. Ltd., ADR (m) (w)	60
	9		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	96
				156
	United Kingdom — 3.3%
	4		British American Tobacco plc (m)	139
	15		Centrica plc (m)	63
	7		GlaxoSmithKline plc (m)	132
	8		HSBC Holdings plc (m)	91
	11		Man Group plc (m)	40
	9		National Grid plc (m)	92
	2		Segro plc (m)	12
	49		Vodafone Group plc (m)	106
				675
	United States — 9.3%
	2		Abbott Laboratories (m)	111
	7		Altria Group, Inc. (m)	138
	2		AT&T, Inc. (m)	60
	3		Bristol-Myers Squibb Co. (m)	82
	1		Caterpillar, Inc. (m)	66
	3		Coca-Cola Co. (The) (m)	149
	3		E.l. du Pont de Nemours & Co.	83
	4		Eurofresh, Inc., ADR (a) (f) (i)	2
	3		McDonald's Corp. (m)	163
	4		Merck & Co., Inc. (m)	168
	4		Microsoft Corp. (m)	103
	1		Occidental Petroleum Corp. (m)	57
	2		Paychex, Inc. (m)	62
	11		Pfizer, Inc. (m)	206
	1		PG&E Corp. (m)	51
	2		Spectrum Brands, Inc. (a)	45
	5		Time Warner, Inc. (m)	132
	1		Unisys Corp. (a)	23
	1		V.F. Corp. (m)	59
	3		Verizon Communications, Inc. (m)	101
	4		Xcel Energy, Inc. (m)	85
				1,946
			Total Common Stocks (Cost $6,288)	6,222
PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
Convertible Bonds — 6.2%
			Australia — 0.3%
	60		Alumina Finance Ltd., 2.000%, 05/16/13	58
			Cayman Islands — 0.1%
	20		Suntech Power Holdings Co. Ltd., 3.000%, 03/15/13	15
			France — 1.0%
EUR	50		Artemis Conseil, 2.000%, 07/31/11	99
EUR	33		Club Mediterranee, 4.375%, 11/01/10	22
EUR	151		Rhodia S.A., 0.500%, 01/01/14	90
				211
			India — 1.0%
	100		Reliance Communications Ltd., Zero Coupon, 03/01/12	107
	100		Tata Motors Ltd., Zero Coupon, 07/12/12	111
				218
			Singapore — 0.3%
SGD	100		Guocoland Ltd., Zero Coupon, 05/07/12	65
			United Kingdom — 1.4%
GBP	50		3i Group plc, 3.625%, 05/29/11	79
EUR	50		International Power Finance Jersey III Ltd., 4.750%, 06/05/15	69
	50		PB Issuer Ltd., 3.300%, 02/01/13	48
	100		Shire plc, 2.750%, 05/09/14	100
				296
			United States — 2.1%
	115		Alcatel-Lucent USA, Inc., 2.875%, 06/15/25	98
	80		Boston Properties LP, 2.875%, 02/15/37	79
	80		Chesapeake Energy Corp., 2.250%, 12/15/38	59
	60		Liberty Media LLC, 3.125%, 03/30/23	62
	90		ProLogis, 1.875%, 11/15/37	80
	90		SanDisk Corp., 1.000%, 05/15/13	73
				451
			Total Convertible Bonds (Cost $1,184)	1,314
Corporate Bonds — 43.0%
			Bermuda — 0.8%
	5		Global Crossing Ltd., 12.000%, 09/15/15 (e)	5
			Intelsat Bermuda Ltd.,
	10		PIK, 11.500%, 02/04/17	10
	30		SUB, 11.250%, 02/04/17	31
	25		Intelsat Intermediate Holding Co. Ltd., SUB, 9.500%, 02/01/15	26
			Intelsat Jackson Holdings Ltd.,
	75		8.500%, 11/01/19 (e)	77
	20		11.250%, 06/15/16	21
				170
			Canada — 0.7%
			Gibson Energy ULC/GEP Midstream Finance Corp.,
	15		10.000%, 01/15/18 (e)	15
	40		11.750%, 05/27/14 (e)	43
			Quebecor World Capital Corp.,
	50		6.125%, 11/15/13 (d) (f) (i)	2
	50		9.750%, 01/15/15 (d) (f) (i)	1
	80		Telesat Canada/Telesat LLC, 11.000%, 11/01/15	90
				151
			France — 0.4%
	100		Credit Agricole S.A., VAR, 6.637%, 05/31/17 (e) (x)	86
			Germany — 0.2%
	50		UPC Germany GmbH, 8.125%, 12/01/17 (e)	51
			Ireland — 0.5%
	100		Elan Finance plc/Elan Finance Corp., 8.750%, 10/15/16 (e)	98
			Luxembourg — 0.9%
EUR	50		Espirito Santo Financial Group S.A., SUB, 3.550%, 11/15/25	68
	100		RSHB Capital SA for OJSC Russian Agricultural Bank, 9.000%, 06/11/14	113
				181
			Netherlands — 1.4%
			KazMunaiGaz Finance Sub BV,
	100		11.750%, 01/23/15 (e)	123
	100		11.750%, 01/23/15	123
	50		NXP BV/NXP Funding LLC, 7.875%, 10/15/14	45
				291
			United States — 38.1%
	100		ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	78
	100		Affinia Group, Inc., 9.000%, 11/30/14	98
	50		Allbritton Communications Co., 7.750%, 12/15/12	50
	50		Alliance One International, Inc., 10.000%, 07/15/16 (e)	53
	15		Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14 (e)	14
	25		American Tire Distributors, Inc., VAR, 6.501%, 04/01/12	21
	30		Amkor Technology, Inc., 7.750%, 05/15/13	30
	25		Antero Resources Finance Corp., 9.375%, 12/01/17 (e)	26
	100		Appleton Papers, Inc., 10.500%, 06/15/15 (e)	98
	5		Asbury Automotive Group, Inc., 8.000%, 03/15/14	5
	50		Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16 (e)	53
	50		Avaya, Inc., 9.750%, 11/01/15 (e)	49
	100		Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	79
	10		Belden, Inc., 9.250%, 06/15/19 (e)	11
			Berry Plastics Corp.,
	10		8.250%, 11/15/15 (e)	10
	10		8.875%, 09/15/14 (e)	10
	50		Bill Barrett Corp., 9.875%, 07/15/16	54
	50		Block Communications, Inc., 8.250%, 12/15/15 (e)	50
	25		Blockbuster, Inc., 11.750%, 10/01/14 (e)	18
	24		Broder Brothers Co., PIK, 12.000%, 10/15/13 (e) (f) (i)	17
	75		Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14	77
	25		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	26
	62		Calpine Corp., 7.250%, 10/15/17 (e)	60
	75		Capital One Capital V, 10.250%, 08/15/39	86
	6		Catalent Pharma Solutions, Inc., PIK, 9.500%, 04/15/15	6
	80		CCO Holdings LLC/CCO Holdings Capital Corp., 8.750%, 11/15/13	81
			Cenveo Corp.,
	50		7.875%, 12/01/13	48
	50		10.500%, 08/15/16 (e)	52
	35		Chiquita Brands International, Inc., 8.875%, 12/01/15	36
	15		Cincinnati Bell, Inc., 8.250%, 10/15/17	15
	50		CIT Group, Inc., 7.000%, 05/01/15	44
	60		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (e)	62
	65		Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	65
	15		Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	15
	50		Comstock Resources, Inc., 8.375%, 10/15/17	52
	125		Constar International, Inc., VAR, 3.648%, 02/15/12	104
			Continental Airlines, Inc.,
	34		7.487%, 10/02/10	34
	77		9.558%, 09/01/19 (f) (i)	70
	33		9.798%, 04/01/21	30
	20		Copano Energy LLC/Copano Energy Finance Corp., 7.750%, 06/01/18	20
	15		Cott Beverages, Inc., 8.375%, 11/15/17 (e)	15
			Cricket Communications, Inc.,
	15		7.750%, 05/15/16	15
	20		9.375%, 11/01/14	20
	103		Da-Lite Screen Co., Inc., 9.500%, 05/15/11	102
	25		DI Finance/DynCorp International, 9.500%, 02/15/13	25
	25		DigitalGlobe, Inc., 10.500%, 05/01/14 (e)	27
	18		Dollar General Corp., PIK, 11.875%, 07/15/17	21
	15		DuPont Fabros Technology LP, 8.500%, 12/15/17 (e) (m)	15
	100		Dynegy Holdings, Inc., 7.125%, 05/15/18	80
	10		Eastman Kodak Co., 7.250%, 11/15/13	9
			Edison Mission Energy,
	46		7.200%, 05/15/19	36
	54		7.750%, 06/15/16	46
	25		El Paso Corp., 12.000%, 12/12/13	30
	50		Encore Acquisition Co., 7.250%, 12/01/17	50
			Eurofresh, Inc.,
	13		15.000%, 11/18/16 (f) (i)	13
	4		20.000%, 03/31/10 (f) (i)	4
	25		FireKeepers Development Authority, 13.875%, 05/01/15 (e)	29
	50		First Data Corp., 9.875%, 09/24/15	45
	50		Fisher Communications, Inc., 8.625%, 09/15/14	48
	9		Ford Holdings LLC, 9.300%, 03/01/30	9
			Ford Motor Co.,
	125		7.750%, 06/15/43	97
	50		9.980%, 02/15/47	50
	47		Ford Motor Credit Co. LLC, 9.875%, 08/10/11	49
	55		Forest Oil Corp., 7.250%, 06/15/19	55
	20		Frontier Communications Corp., 7.125%, 03/15/19	19
			Gannett Co., Inc.,
	10		8.750%, 11/15/14 (e)	10
	50		9.375%, 11/15/17 (e)	53
	100		General Cable Corp., VAR, 2.626%, 04/01/15	89
	45		General Growth Properties, Inc.02/24/10	43
	25		General Nutrition Centers, Inc., PIK, 5.178%, 03/15/14	23
	30		Georgia Gulf Corp., 9.000%, 01/15/17 (e)	31
	125		GMAC, Inc., 8.000%, 11/01/31	120
	125		Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	102
	35		Harrah's Operating Co., Inc., 11.250%, 06/01/17	37
	50		HCA, Inc., 9.250%, 11/15/16	53
	25		Holly Corp., 9.875%, 06/15/17 (e)	27
	25		Holly Energy Partners LP, 6.250%, 03/01/15	24
	30		HSN, Inc., 11.250%, 08/01/16	34
			HUB International Holdings, Inc.,
	40		9.000%, 12/15/14 (e)	39
	75		10.250%, 06/15/15 (e)	70
	50		Interpublic Group of Cos., Inc., 10.000%, 07/15/17	55
	17		Iron Mountain, Inc., 8.375%, 08/15/21	18
	50		Isle of Capri Casinos, Inc., 7.000%, 03/01/14	44
	100		JB Poindexter & Co., Inc., 8.750%, 03/15/14	85
	25		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14 (e)	28
	50		Knowledge Learning Corp., 7.750%, 02/01/15 (e)	48
	32		Lamar Media Corp.,
			6.625%, 08/15/15	30
	15		Landry's Restaurants, Inc., 11.625%, 12/01/15 (e)	16
	75		LBI Media, Inc., 8.500%, 08/01/17 (e)	64
			Level 3 Financing, Inc.,
	90		9.250%, 11/01/14	84
	5		10.000%, 02/01/18 (e)	5
	4		Libbey Glass, Inc., 10.000%, 02/15/15 (e)	4
	150		Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	164
	50		Ltd. Brands, Inc., 8.500%, 06/15/19 (e)	55
	25		M/I Homes, Inc., 6.875%, 04/01/12	24
	50		Mac-Gray Corp., 7.625%, 08/15/15	49
	40		Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (d)	12
	25		McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	25
	12		Mediacom LLC / Mediacom Capital Corp., 9.125%, 08/15/19 (e)	12
	50		Meritage Homes Corp., 7.000%, 05/01/14	48
	40		MetroPCS Wireless, Inc., 9.250%, 11/01/14	40
	50		MGM Mirage, 11.375%, 03/01/18 (e)	47
			Michael's Stores, Inc.,
	50		11.375%, 11/01/16	52
	40		SUB, 0.000%, 11/01/16	33
	100		Mirant North America LLC, 7.375%, 12/31/13	100
			Motors Liquidation Co.,
	11		0.000%, 03/15/36 (d)	2
	10		6.750%, 05/01/28 (d)	3
	115		8.375%, 07/15/33 (d)	31
	10		Murray Energy Corp., 10.250%, 10/15/15 (e)	10
	50		NASDAQ OMX Group, Inc. (The), 2.500%, 08/15/13	47
	50		Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	56
	30		Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17 (e)	31
	50		NB Capital Trust IV, 8.250%, 04/15/27	49
	50		Nebraska Book Co., Inc., 8.625%, 03/15/12	45
	30		NetFlix, Inc., 8.500%, 11/15/17 (e)	32
	150		NewPage Corp., 11.375%, 12/31/14	144
	50		Nextel Communications, Inc., 7.375%, 08/01/15	45
			NII Capital Corp.,
	25		8.875%, 12/15/19 (e)	25
	10		10.000%, 08/15/16 (e)	10
	25		PAETEC Holding Corp., 8.875%, 06/30/17	25
	75		Peninsula Gaming LLC, 10.750%, 08/15/17 (e)	77
	10		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.250%, 04/01/15 (e)	10
	20		Pioneer Natural Resources Co., 7.500%, 01/15/20	20
	100		Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	102
	25		PolyOne Corp., 8.875%, 05/01/12	26
	25		Polypore, Inc., 8.750%, 05/15/12	25
	100		Quality Distribution LLC/QD Capital Corp., 9.000%, 11/15/10 (f) (i)	90
	60		Qwest Communications International, Inc., 7.125%, 04/01/18 (e)	59
	35		Qwest Corp., 7.625%, 06/15/15	37
	46		RBS Global, Inc. / Rexnord LLC, 9.500%, 08/01/14 (e)	46
	15		Real Mex Restaurants, Inc., 14.000%, 01/01/13	15
	60		Revlon Consumer Products Corp., 9.750%, 11/15/15 (e)	62
	2		RH Donnelley Corp., 6.875%, 01/15/13 (d)	–	(h)
	32		RH Donnelley, Inc., 11.750%, 05/15/15 (d) (e)	32
	100		Rite Aid Corp., 7.500%, 03/01/17	92
			Rouse Co. LP (The),
	12		5.375%, 11/26/13 (d)	12
	20		8.000%, 04/30/09 (d)	21
	6		Rouse Co. LP / TRC Co-Issuer, Inc., 6.750%, 05/01/13 (d) (e)	6
	100		RSC Equipment Rental, Inc., 9.500%, 12/01/14	101
	50		Sabine Pass LNG LP, 7.250%, 11/30/13	47
	4		Scotts Miracle-Gro Co./The, 7.250%, 01/15/18	4
	25		Seminole Hard Rock Entertainment, Inc., VAR, 2.754%, 03/15/14 (e)	22
	100		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	79
	50		Sirius XM Radio, Inc., 9.750%, 09/01/15 (e)	53
			SLM Corp.,
	4		5.000%, 06/15/18	3
	38		5.050%, 11/14/14	33
	15		5.375%, 05/15/14	14
	17		8.450%, 06/15/18	17
	10		VAR, 0.549%, 01/27/14	8
			Smithfield Foods, Inc.,
	75		7.750%, 05/15/13	73
	5		10.000%, 07/15/14 (e)	5
	50		Sotheby's, 7.750%, 06/15/15	49
	100		Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	104
	165		Sprint Nextel Corp., 6.000%, 12/01/16	143
	13		Standard Pacific Corp., 6.250%, 04/01/14	12
	50		Steinway Musical Instruments, 7.000%, 03/01/14 (e)	46
	100		Sterling Chemicals, Inc., 10.250%, 04/01/15	97
	50		Stream Global Services, Inc., 11.250%, 10/01/14 (e)	52
	25		Swift Energy Co., 7.125%, 06/01/17	24
	50		Targa Resources Partners LP/Targa Resources Partners Finance Corp., 8.250%, 07/01/16	51
	16		TeamHealth, Inc., 11.250%, 12/01/13	17
	50		Telcordia Technologies, Inc., VAR, 4.001%, 07/15/12 (e)	48
	10		Terra Capital, Inc., 7.750%, 11/01/19 (e)	10
	10		Terremark Worldwide, Inc., 12.000%, 06/15/17 (e)	11
	50		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	39
	10		Tops Markets LLC, 10.125%, 10/15/15 (e)	10
	100		Toys R Us Property Co. LLC, 8.500%, 12/01/17 (e)	103
	76		U.S. Concrete, Inc., 8.375%, 04/01/14	53
	75		UCI Holdco, Inc., PIK, 9.250%, 12/15/13	69
	25		Unisys Corp., 14.250%, 09/15/15 (e)	30
	50		United Air Lines, Inc., 10.400%, 05/01/18	54
			United Rentals North America, Inc.,
	85		9.250%, 12/15/19	88
	15		10.875%, 06/15/16	16
			Universal City Development Partners Ltd.,
	15		8.875%, 11/15/15 (e)	15
	20		10.875%, 11/15/16 (e)	21
	100		USI Holdings Corp., 9.750%, 05/15/15 (e)	93
	50		Valassis Communications, Inc., 8.250%, 03/01/15	50
	25		W&T Offshore, Inc., 8.250%, 06/15/14 (e)	24
			Western Refining, Inc.,
	20		11.250%, 06/15/17 (e)	18
	20		VAR, 10.750%, 06/15/14 (e)	18
	50		Windstream Corp., 7.875%, 11/01/17 (e)	49
			WMG Acquisition Corp.,
	50		7.375%, 04/15/14	48
	25		9.500%, 06/15/16 (e)	27
	15		WMG Holdings Corp., SUB, 9.500%, 12/15/14	15
	51		Wolverine Tube, Inc., PIK, 15.000%, 03/31/12 (f) (i)	38
	50		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 11/01/17 (e)	51
	50		XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	55
				8,007
			Total Corporate Bonds (Cost $8,891)	9,035
Foreign Government Securities — 4.9%
			Argentina — 0.4%
	120		Republic of Argentina, 8.280%, 12/31/33	83
			Brazil — 0.6%
	100		Federal Republic of Brazil, 11.000%, 08/17/40	132
			Dominican Republic — 0.4%
			Government of Dominican Republic,
	55		9.040%, 01/23/18 (e)	60
	31		9.500%, 09/27/11	32
				92
			Ecuador — 0.6%
	130		Republic of Ecuador, 9.375%, 12/15/15	122
			Indonesia — 0.6%
	110		Republic of Indonesia, 10.375%, 05/04/14	137
			Mexico — 0.8%
			United Mexican States,
	100		11.375%, 09/15/16	139
	25		7.500%, 04/08/33	28
				167
			Russia — 0.4%
	45		Russian Federation,, 12.750%, 06/24/28	77
			Uruguay — 0.3%
PRINCIPAL AMOUNT ($)			SECURITY DESCRIPTION	VALUE ($)
	50		Republic of Uruguay, 7.625%, 03/21/36	54
			Venezuela — 0.8%
	245		Republic of Venezuela,, 9.375%, 01/13/34	171
			Total Foreign Government Securities (Cost $951)	1,035
Loan Participations & Assignments — 4.0%
			United States — 4.0%
	185		Calpine Corp., 1st Priority Lien, 3.135%, 03/29/14	175
	75		Capmark Financial Group, 1st Lien Term Loan, 4.750%, 03/23/13	60
			First Data Corp., Initial Tranche B-3,
	93		2.999%, 09/24/14	80
	5		3.000%, 09/24/14	4
	82		Harrah's Operating Co., Inc., Term B-2 Loan, 3.249%, 01/28/15	67
	25		iStar Financial, 2nd Lien, 0.000%, 06/28/11	22
	5		Lyondell Chemical Co., Dutch Tranche A Dollar Term Loan, 3.731%, 12/20/13	3
	2		Lyondell Chemical Co., Dutch Tranche Revolving Credit Loan, 3.731%, 12/20/13	1
	6		Lyondell Chemical Co., German Tranche B-1 Euro Term Loan, 3.981%, 12/22/14	4
	6		Lyondell Chemical Co., German Tranche B-2 Euro Term Loan, 3.981%, 12/22/14	4
	6		Lyondell Chemical Co., German Tranche B-3 Euro Term Loan, 3.981%, 12/22/14	4
			Lyondell Chemical Co., Roll-Up DIP Term Loan,
	40		5.793%, 04/06/10	42
	37		6.560%, 04/06/10	39
	15		Lyondell Chemical Co., U.S. Tranche A Dollar Term Loan, 3.731%, 12/20/13	11
	26		Lyondell Chemical Co., U.S. Tranche B-1 Dollar Term Loan, 7.000%, 12/20/14	18
	26		Lyondell Chemical Co., U.S. Tranche B-2 Dollar Term Loan, 7.000%, 12/20/14	18
	31		Lyondell Chemical Co., U.S. Tranche B-3 Dollar Term Loan, 7.000%, 12/20/14	23
	8		Lyondell Chemical Co., U.S. Tranche Primary Revolving Credit Loan, 3.731%, 12/20/13	6
PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
	50		Newsday, Term Loan B, 9.750%, 08/01/13	53
	79		NRG Energy, Inc. (Opco), Credit-Linked Deposit LC, 0.151%, 02/01/13	76
			NRG Energy, Inc. (Opco), Term Loan B,
	29		1.980%, 02/01/13	28
	105		2.001%, 02/01/13	103
			Total Loan Participations & Assignments (Cost $795)	841
SHARES
Preferred Stocks — 6.1%
	Brazil — 0.5%
	4		Vale S.A., ADR (m)	96
	United States — 5.6%
	3		AMB Property Corp., 6.500%, 03/24/10 (m) (x)	63
	2		CoBank ACB, 7.000%, 03/22/10 (e) (x)	69
	4		Digital Realty Trust, Inc., 8.500%, 03/24/10 (m) (x)	99
	—	(h)	Eurofresh, Inc., ADR (a) (f) (i)	5
	1		Ford Motor Credit Co. LLC, 7.375%, 10/15/31	27
	2		Ford Motor Credit Co. LLC, 7.600%, 03/01/32	40
	5		HCP, Inc., 7.100%, 03/24/10 (m) (x)	101
	5		Kilroy Realty Corp., 7.500%, 03/24/10 (m) (x)	107
	2		M/I Homes, Inc., 9.750%, 03/15/12 (a) (x)	27
	5		PS Business Parks, Inc., 7.950%, 03/24/10 (m) (x)	113
	2		Public Storage, 6.625%, 01/09/12 (m) (x)	51
	2		Public Storage, 7.250%, 05/03/11 (m) (x)	61
	5		Regency Centers Corp., 6.700%, 08/02/10 (m) (x)	106
	4		Taubman Centers, Inc., 8.000%, 03/24/10 (m) (x)	111
	5		Vornado Realty Trust, 6.625%, 03/24/10 (m) (x)	102
	5		Weingarten Realty Investors, 6.500%, 01/30/12 (m) (x)	109
				1,191
			Total Preferred Stocks (Cost $1,187)	1,287
U.S. Treasury Obligation — 0.2%
	35		U.S. Treasury Notes, 0.875%, 01/31/11 (k) (Cost $35)	35
NUMBER OF WARRANTS
Warrants — 0.0% (g)
			Canada — 0.0% (g)
	–	(h)	World Color Press, Inc.expiring 7/20/2014 (Strike Price $13.00) (a)	2
	–	(h)	expiring 7/20/2014 (Strike Price $16.30) (a)	2
			Total Warrants (Cost 49)	4
SHARES
Short-Term Investment — 2.5%
			Investment Company — 2.5%
	527		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080%, (b) (l) (Cost $527)	527
			Total Investments — 99.8% (Cost $20,683)	21,016
			Other Assets in Excess of Liabilities — 0.2%	42
			NET ASSETS — 100.0%	$21,058

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(5)	Euro FX	03/15/10	(867)	53

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Real Estate Investment Trusts (REITs)	7.2%
Oil, Gas & Consumable Fuels	7.1
Media	5.5
Pharmaceuticals	5.0
Foreign Governments	5.0
Diversified Telecommunication Services	4.5
Commercial Banks	4.0
Insurance	3.9
Non-Agency CMO	3.2
Independent Power Producers & Energy Traders	2.0
Multi-Utilities	2.8
Diversified Financial Services	2.8
Hotels, Restaurants & Leisure	2.5
Chemicals	2.5
Specialty Retail	2.4
Wireless Telecommunication Services	2.0
Consumer Finance	1.9
Automobiles	1.9
Food Products	1.9
Industrial Conglomerates	1.7
Tobacco	1.6
Road & Rail	1.4
IT Services	1.4
Household Durables	1.3
Commercial Services & Supplies	1.3
Airlines	1.3
Paper & Forest Products	1.2
Containers & Packaging	1.1
Gaming	1.1
Broadcasting & Cable TV	1.0
Metals & Mining	1.0
Short-Term Investment	2.5
Others (each less than 1.0%)	14.0

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-in-Kind
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2010.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registeredunder the Investment Company Act of 1940, as amended,and advised by J.P. Morgan Investment Management Inc.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $327,000 which amounts to 1.6% of total investments.In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $4,021,000 and 19.1%, respectively.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(w)		When-issued security.
(x)
Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2010.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	1,309
Aggregate gross unrealized depreciation	(976)
Net unrealized appreciation/depreciation	333
Federal income tax cost of investments	20,683

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	–	180	–	180
Austria	–	114	–	114
Brazil	–	65	–	65
Canada	26	–	–	26
China	–	184	–	184
Finland	–	194	–	194
France	–	484	–	484
Germany	–	257	–	257
Hong Kong	–	204	–	204
Italy	–	101	–	101
Japan	–	379	–	379
Luxembourg	–	–	7	7
Netherlands	–	595	–	595
Norway	–	62	–	62
Singapore	–	73	–	73
South Africa	–	48	–	48
Spain	–	148	–	148
Sweden	–	86	–	86
Switzerland	–	238	–	238
Taiwan	60	96	–	156
United Kingdom	–	675	–	675
United States	1,944	–	2	1,946
Total Common Stocks	2,030	4,183	9	6,222
Preferred Stocks
Brazil	96	–	–	96
United States	109	1,077	5	1,191
Total Preferred Stocks	205	1,077	5	1,287
Debt Securities
Asset-Backed Securities	–	46	–	46
Collateralized Mortgage Obligations
United States	–	670	–	670
Convertible Bonds
Australia	–	58	–	58
Cayman Islands	–	15	–	15
France	–	211	–	211
India	–	218	–	218
Singapore	–	65	–	65
United Kingdom	–	296	–	296
United States	–	451	–	451
Corporate Bonds
Bermuda	–	170	–	170
Canada	–	148	3	151
France	–	86	–	86
Germany	–	51	–	51
Ireland	–	98	–	98
Luxembourg	–	181	–	181
Netherlands	–	291	–	291
United States	–	7,697	310	8,007
Total Debt Securities	–	8,722	313	9,035
Foreign Government Securities	–	1,035	–	1,035
U.S. Treasury Obligations	–	35	–	35
Loan Participations & Assignments
United States	–	841	–	841
Warrants
Canada	2	2	–	4
Short-Term Investments
Investment Companies	527	–	–	527
Total Investments in Securities	2,764	17,925	327	21,016

Appreciation in Other Financial Instruments
Futures Contracts	53	–	–	53

The following is a summary for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 01/31/10
Investments in Securities
Common Stocks - Luxembourg	—	—	(91)	—	98	—	7
Common Stocks - United States	1	—	(26)	—	27	—	2
Corporate Bonds - Canada	—	—	3	—	—	—	3
Corporate Bonds - United States	49	—	14	—	17	230	310
Preferred Stock - United States	—	—	(59)	—	64	—	5
Total	50	—	(159)	—	206	230	327

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(159,000).

JPMorgan India Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 100.6%
Consumer Discretionary — 5.9%
	Auto Components — 0.5%
35	Exide Industries Ltd.	84

	Automobiles — 5.4%
8	Bajaj Auto Ltd.	312
6	Hero Honda Motors Ltd.	193
10	Maruti Suzuki India Ltd.	311

		816
	Total Consumer Discretionary	900
Consumer Staples — 2.0%
	Tobacco — 2.0%
56	ITC Ltd.	303

Energy — 14.1%
	Oil, Gas & Consumable Fuels — 14.1%
19	Hindustan Petroleum Corp., Ltd.	136
6	Oil & Natural Gas Corp., Ltd.	147
83	Reliance Industries Ltd.	1,873

	Total Energy	2,156
Financials — 28.9%
	Commercial Banks — 17.0%
32	HDFC Bank Ltd.	1,139
55	ICICI Bank Ltd.	984
107	IndusInd Bank Ltd.	342
25	Union Bank of India	137

		2,602
	Diversified Financial Services — 5.2%
109	Infrastructure Development Finance Co., Ltd.	355
15	Kotak Mahindra Bank Ltd.	244
37	Power Finance Corp., Ltd.	191

		790
	Real Estate Management & Development — 0.9%
35	Indiabulls Real Estate Ltd. (a)	132

	Thrifts & Mortgage Finance — 5.8%
17	Housing Development Finance Corp., Ltd.	881

	Total Financials	4,405
Health Care — 3.9%
	Health Care Equipment & Supplies — 0.5%
17	Opto Circuits India Ltd.	78

	Pharmaceuticals — 3.4%
6	Dr. Reddys Laboratories Ltd.	138
2	GlaxoSmithKline Pharmaceuticals Ltd.	78
13	Piramal Healthcare Ltd.	101
7	Sun Pharmaceutical Industries Ltd.	207

		524
	Total Health Care	602
Industrials — 13.1%
	Construction & Engineering — 2.5%
28	IRB Infrastructure Developers Ltd.	150
7	Larsen & Toubro Ltd.	225

		375
	Electrical Equipment — 3.9%
12	Bharat Heavy Electricals Ltd.	600

	Industrial Conglomerates — 1.9%
98	Jaiprakash Associates Ltd.	290

	Machinery — 4.1%
140	Ashok Leyland Ltd.	152
9	Cummins India Ltd.	85
27	Tata Motors Ltd.	404

		641
	Transportation Infrastructure — 0.7%
8	Mundra Port and Special Economic Zone Ltd.	103

	Total Industrials	2,009
Information Technology — 15.4%
	IT Services — 15.4%
26	Infosys Technologies Ltd.	1,398
8	Infosys Technologies Ltd., ADR	439
33	Tata Consultancy Services Ltd.	520

	Total Information Technology	2,357
Materials — 13.3%
	Construction Materials — 4.2%
10	ACC Ltd.	181
97	Ambuja Cements Ltd.	213
4	Grasim Industries Ltd.	243

		637
	Metals & Mining — 9.1%
108	Hindalco Industries Ltd.	343
25	Jindal Steel & Power Ltd.	339
21	JSW Steel Ltd.	446
17	Sterlite Industries India Ltd.	270

		1,398
	Total Materials	2,035
Utilities — 4.0%
	Electric Utilities — 3.5%
10	Reliance Infrastructure Ltd.	223
11	Tata Power Co., Ltd.	309

		532
	Independent Power Producers & Energy Traders — 0.5%
22	Neyveli Lignite Corp., Ltd.	72

	Total Utilities	604

	Total Investments — 100.6% (Cost $15,890)	15,371
	Liabilities in Excess of Other Assets — (0.6)%	(87)
	NET ASSETS — 100.0%	$15,284

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)		Non-income producing security.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $14,932,000 and 97.1%, respectively.
As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,851
Aggregate gross unrealized depreciation	(2,370)
Net unrealized appreciation/depreciation	$(519)
Federal income tax cost of investments	$15,890

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$–	$15,371	$–	$15,371

JPMorgan International Currency Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in U.S. Dollars unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — 3.9%
		Cayman Islands — 0.0% (g)
GBP	20	Allstate Life Funding LLC, 6.375%, 01/17/11 (m)	33

		Denmark — 0.1%
EUR	150	Nykredit Realkredit A/S, 4.000%, 01/01/12 (m)	216

		France — 0.0% (g)
EUR	50	Societe Generale, 5.250%, 03/28/13 (m)	75

		Germany — 1.9%
EUR	3,855	IKB Deutsche Industriebank AG, 2.625%, 03/13/12 (m)	5,463
JPY	440,000	Kreditanstalt fuer Wiederaufbau, 0.750%, 03/22/11 (m)	4,890

			10,353
		Italy — 0.0% (g)
EUR	50	Intesa Sanpaolo SpA, 5.375%, 12/19/13 (m)	75

		Netherlands — 0.0% (g)
EUR	15	Deutsche Telekom International Finance BV, 6.000%, 01/20/17 (m)	23

		Spain — 0.0% (g)
EUR	50	Iberdrola Finanzas SAU, 7.500%, 11/25/15 (m)	84

		Sweden — 1.9%
		Swedbank AB,
EUR	7,500	3.125%, 02/02/12 (m)	10,697
EUR	50	3.625%, 12/02/11 (m)	71

			10,768
		United Kingdom — 0.0% (g)
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	76
		Lloyds TSB Bank plc,
EUR	60	3.750%, 11/17/11 (m)	86
EUR	50	6.250%, 04/15/14 (m)	76

			238
		United States — 0.0% (g)
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	79
EUR	30	Bank of America Corp., 4.625%, 02/18/14 (m)	43
EUR	50	Cellco Partnership / Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	88
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	14
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	35
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	71

			330
		Total Corporate Bonds (Cost $22,415)	22,195
Foreign Government Securities — 71.9%
		Australia — 1.2%
		New South Wales Treasury Corp.,
AUD	258	5.500%, 03/01/17 (m)	225
AUD	2,200	6.000%, 05/01/12 (m)	1,992
AUD	5,100	Queensland Treasury Corp., 6.000%, 06/14/11 (m)	4,594

			6,811
		Austria — 1.9%
		Austria Government Bond,
EUR	35	4.350%, 03/15/19 (e) (m)	52
EUR	7,080	5.000%, 07/15/12 (e) (m)	10,611

			10,663
		Belgium — 0.5%
EUR	2,150	Belgium Government Bond, 3.500%, 03/28/11 (m)	3,070

		Brazil — 1.3%
BRL	1,400	Federal Republic of Brazil, Series F, 10.000%, 01/01/12 (m)	7,279

		Canada — 14.5%
		Government of Canada,
CAD	83,765	3.750%, 06/01/12 (m)	82,391
CAD	15	3.750%, 06/01/19 (m)	14
CAD	70	4.000%, 06/01/16 (m)	70

			82,475
		Finland — 3.0%
EUR	11,300	Finland Government Bond, 4.250%, 09/15/12 (m)	16,752

		France — 9.6%
EUR	50	Caisse d'Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	73
EUR	35,640	France Government Bond OAT, 5.000%, 10/25/11 (m)	52,677
		French Treasury Note BTAN,
EUR	1,000	3.000%, 01/12/11 (m)	1,416
EUR	20	3.000%, 07/12/14 (m)	29

			54,195
		Germany — 9.1%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	85
EUR	50	4.250%, 07/04/18 (m)	76
EUR	25,720	5.000%, 07/04/11 (m)	37,703
EUR	500	5.250%, 01/04/11 (m)	722
		Kreditanstalt fuer Wiederaufbau,
EUR	25	3.875%, 01/21/19 (m)	36
EUR	30	4.125%, 07/04/17 (m)	44
JPY	1,174,000	Landwirtschaftliche Rentenbank, 1.375%, 04/25/13 (m)	13,292

			51,958
		Hong Kong — 1.7%
HKD	70,150	Hong Kong Government Bond, 3.970%, 09/19/11 (m)	9,551

		Indonesia — 1.7%
IDR	80,290,000	Indonesia Treasury Bond, 12.500%, 03/15/13 (m)	9,608

		Japan — 1.3%
JPY	625,000	Government of Japan, 1.200%, 03/20/12 (m)	7,075

		Korea, Republic of — 3.3%
KRW	21,605,000	Republic of Korea, 4.000%, 06/10/12 (m)	18,517

		Malaysia — 1.8%
MYR	33,220	Malaysia Government Bond, 3.833%, 09/28/11 (m)	9,935

		Mexico — 9.7%
MXN	687,700	United Mexican States, 8.000%, 12/19/13 (m)	54,824

		Netherlands — 3.5%
JPY	17,000	Bank Nederlandse Gemeenten, 1.850%, 11/07/16 (m)	196
EUR	65	Kingdom of Netherlands, 4.250%, 07/15/13 (m)	97
EUR	13,750	Netherlands Government Bond, 4.000%, 01/15/11 (m)	19,658

			19,951
		Singapore — 1.9%
SGD	14,615	Singapore Government Bond, 3.625%, 07/01/11 (m)	10,844

		Sweden — 0.9%
SEK	35,255	Kingdom of Sweden, 5.500%, 10/08/12 (m)	5,254

		Thailand — 1.3%
		Thailand Government Bond,
THB	66,300	4.125%, 11/01/12 (m)	2,086
THB	141,000	4.250%, 03/13/13 (m)	4,453
THB	30,000	4.500%, 03/11/12 (m)	945
THB	4,400	5.375%, 11/30/11 (m)	141

			7,625
		United Kingdom — 3.7%
		United Kingdom Treasury Gilt,
GBP	24	2.250%, 03/07/14 (m)	38
GBP	12,665	3.250%, 12/07/11 (m)	20,985

			21,023
		Total Foreign Government Securities (Cost $420,577)	407,410
Supranational — 4.7%
		European Investment Bank,
JPY	2,080,000	1.250%, 09/20/12 (m)	23,608
EUR	100	4.250%, 10/15/14 (m)	150
GBP	1,750	4.750%, 06/06/12 (m)	2,978

			26,736
		Total Supranational (Cost $27,039)	26,736

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 17.0%

	Investment Company — 17.0%
96,711	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $96,711)	96,711
	Total Investments — 97.5% (Cost $566,742)	553,052
	Other Assets in Excess of Liabilities — 2.5%	14,116
	NET ASSETS — 100.0%	$567,168

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
31,973,144	BRL	02/24/10	$18,172	$16,901	$(1,271)
7,269,514	CAD	02/24/10	6,923	6,799	(124)
6,862,810	CHF	02/24/10	6,585	6,471	(114)
2,172,091,643	CLP	02/24/10	4,391	4,146	(245)
658,579,671	CNY	02/24/10	96,724	96,444	(280)
5,218,485	EUR	02/24/10	7,340	7,235	(105)
1,003,726	GBP	02/24/10	1,629	1,604	(25)
45,515,881,146	IDR	02/24/10	4,812	4,850	38
44,720,465	ILS	02/24/10	12,024	11,980	(44)
408,720,355	INR	02/24/10	8,810	8,839	29
617,554,837	JPY	02/24/10	6,819	6,842	23
22,725,969,623	KRW	02/24/10	19,582	19,550	(32)
124,655,093	MXN	02/24/10	9,633	9,508	(125)
14,048,184	MYR	02/24/10	4,159	4,114	(45)
144,078,332	PHP	02/24/10	3,072	3,091	19
191,772,067	RUB	02/24/10	6,455	6,296	(159)
16,165,708	SAR	02/24/10	4,311	4,311	–	(h)
40,485,287	THB	02/24/10	1,226	1,219	(7)
402,982,938	TWD	02/24/10	12,638	12,641	3
			$235,305	$232,841	$(2,464)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,829,100	AUD	02/24/10	$1,657	$1,615	$42
11,003,500	BRL	02/24/10	6,045	5,816	229
8,031,895	CAD	02/24/10	7,631	7,511	120
60,585,928	EUR	02/24/10	86,013	83,998	2,015
1,886,494	GBP	02/24/10	3,055	3,016	39
8,581,048	HKD	02/24/10	1,105	1,106	(1)
45,515,881,146	IDR	02/24/10	4,926	4,850	76
552,226,178	JPY	02/24/10	6,156	6,118	38
21,667,825,774	KRW	02/24/10	18,760	18,640	120
26,163,496	MXN	02/24/10	2,053	1,995	58
14,048,184	MYR	02/24/10	4,183	4,115	68
7,481,902	SEK	02/24/10	1,036	1,013	23
732,692	SGD	02/24/10	522	520	2
			$143,142	$140,313	$2,829

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chile Peso
CNY	—	China Yuan
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	India Rupee
JPY	—	Japanese Yen
KRW	—	Korea (Rep.) Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippines Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares ordollars).
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$287
Aggregate gross unrealized depreciation	(13,977)
Net unrealized appreciation/depreciation	$(13,690)
Federal income tax cost of investments	$566,742

International Currency Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Cayman Islands	$–	$33	$–	$33
Denmark	–	216	–	216
France	–	75	–	75
Germany	–	10,353	–	10,353
Italy	–	75	–	75
Netherlands	–	23	–	23
Spain	–	84	–	84
Sweden	–	10,768	–	10,768
United Kingdom	–	238	–	238
United States	–	330	–	330
Total Corporate Bonds	–	22,195	–	22,195
Foreign Government Securities	–	407,410	–	407,410
Supranational	–	26,736	–	26,736
Short-Term Investments
Investment Companies	96,711	–	–	96,711
Total Investments in Securities	$96,711	$456,341	$–	$553,052

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$2,942	$–	$2,942

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(2,577)	$–	$(2,577)

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.7%
	Australia — 2.7%
328	BHP Billiton Ltd. (m)	11,389
63	Rio Tinto Ltd. (m)	3,789

		15,178
	Belgium — 1.1%
132	Anheuser-Busch InBev N.V. (m)	6,601

	Brazil — 2.1%
141	Petroleo Brasileiro S.A., ADR (m)	5,729
233	Vale S.A., ADR (m)	6,011

		11,740
	China — 1.0%
583	China Life Insurance Co., Ltd., Class H (m)	2,571
4,054	Industrial & Commercial Bank of China, Class H (m)	2,953

		5,524
	Finland — 1.1%
474	Nokia OYJ (m)	6,510

	France — 13.7%
100	Accor S.A. (m)	5,035
312	AXA S.A. (m)	6,431
137	BNP Paribas (m)	9,801
98	Cie de Saint-Gobain (m)	4,672
70	GDF Suez (m)	2,632
87	Imerys S.A. (m)	4,800
88	Lafarge S.A. (m)	6,519
43	LVMH Moet Hennessy Louis Vuitton S.A. (m)	4,738
55	Pernod-Ricard S.A. (m)	4,439
39	PPR (m)	4,751
109	Sanofi-Aventis S.A. (m)	8,075
283	Total S.A. (m)	16,346

		78,239
	Germany — 8.1%
110	Bayer AG (m)	7,518
261	E.ON AG (m)	9,585
52	Linde AG (m)	5,666
37	RWE AG (m)	3,283
159	SAP AG (m)	7,275
79	Siemens AG (c)	7,088
256	Symrise AG (m)	5,691

		46,106
	Greece — 0.3%
175	Piraeus Bank S.A. (a) (m)	1,475

	Hong Kong — 2.8%
323	China Mobile Ltd. (m)	3,035
1,973	CNOOC Ltd. (m)	2,766
685	Esprit Holdings Ltd. (m)	4,828
1,111	Hang Lung Properties Ltd. (m)	3,771
1,312	Wynn Macau Ltd. (a) (m)	1,666

		16,066
	Israel — 0.8%
79	Teva Pharmaceutical Industries Ltd., ADR (m)	4,481

	Italy — 2.8%
306	ENI S.p.A. (m)	7,120
1,284	Intesa Sanpaolo S.p.A. (a) (m)	4,886
1,507	UniCredit S.p.A. (a) (m)	4,155

		16,161
	Japan — 17.4%
114	Astellas Pharma, Inc. (m)	4,219
202	Canon, Inc. (m)	7,906
78	Daikin Industries Ltd. (m)	2,909
67	East Japan Railway Co. (m)	4,498
263	Honda Motor Co., Ltd. (m)	8,909
2	Japan Tobacco, Inc. (m)	8,397
332	Komatsu Ltd. (m)	6,675
442	Kubota Corp. (m)	3,975
365	Mitsubishi Corp. (m)	8,829
868	Mitsubishi UFJ Financial Group, Inc. (m)	4,468
208	Mitsui Fudosan Co., Ltd. (m)	3,498
86	Murata Manufacturing Co., Ltd. (m)	4,702
56	Nidec Corp. (m)	5,489
20	Nintendo Co., Ltd. (m)	5,688
277	Nomura Holdings, Inc. (m)	2,069
75	Shin-Etsu Chemical Co., Ltd. (m)	3,933
439	Sumitomo Corp. (m)	4,939
117	Sumitomo Mitsui Financial Group, Inc. (m)	3,789
11	Yahoo! Japan Corp. (c)	4,124

		99,016
	Mexico — 1.2%
67	America Movil S.A.B. de C.V., Series L, ADR (m)	2,922
92	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	3,862

		6,784
	Netherlands — 4.6%
781	ING Groep N.V. CVA (a) (m)	7,310
381	Reed Elsevier N.V. (m)	4,597
396	Royal Dutch Shell plc, Class A (c)	10,987
173	Wolters Kluwer N.V. (m)	3,604

		26,498
	South Korea — 0.5%
8	Samsung Electronics Co. Ltd., GDR (e)	2,861

	Spain — 3.6%
394	Banco Bilbao Vizcaya Argentaria S.A. (m)	6,007
71	Inditex S.A. (m)	4,449
428	Telefonica S.A. (m)	10,251

		20,707
	Sweden — 0.5%
206	Atlas Copco AB, Class A (m)	2,793

	Switzerland — 10.8%
399	ABB Ltd. (a) (m)	7,216
109	Holcim Ltd. (a) (m)	7,456
324	Nestle S.A. (m)	15,369
176	Novartis AG (m)	9,434
64	Roche Holding AG (m)	10,709
2	SGS S.A. (m)	2,104
182	Xstrata plc (a) (m)	2,955
31	Zurich Financial Services AG (m)	6,487

		61,730
	Taiwan — 0.7%
381	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	3,869

	United Kingdom — 20.9%
134	Autonomy Corp. plc (a) (m)	3,308
931	Barclays plc (m)	3,980
461	BG Group plc (m)	8,482
592	Burberry Group plc (m)	5,775
302	GlaxoSmithKline plc (m)	5,874
1,596	HSBC Holdings plc (m)	17,041
656	ICAP plc (m)	3,854
248	Imperial Tobacco Group plc (m)	8,010
813	Man Group plc (m)	3,045
889	Marks & Spencer Group plc (m)	4,923
537	Prudential plc (m)	4,919
77	Rio Tinto plc (m)	3,768
456	Standard Chartered plc (m)	10,514
1,387	Tesco plc (m)	9,386
6,303	Vodafone Group plc (m)	13,466
752	Wm Morrison Supermarkets plc (m)	3,459
138	Wolseley plc (a) (m)	3,027
676	WPP plc (m)	6,239

		119,070
	Total Common Stocks (Cost $463,720)	551,409
Short-Term Investment — 5.0%
	Investment Company — 5.0%
28,541	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	28,541
	(Cost $28,541)
Investment of Cash Collateral for Securities on Loan — 1.6%
	Investment Company — 1.6%
9,070	JPMorgan Prime Money Market Fund, Capital Shares, 0.110% (b) (l) (Cost $9,070)	9,070

	Total Investments — 103.3% (Cost $501,331 )	589,020
	Liabilities in Excess of Other Assets — (3.3)%	(18,737)
	NET ASSETS — 100.0%	$570,283
Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments
(excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	11.9%
Oil, Gas & Consumable Fuels	8.9
Pharmaceuticals	8.7
Metals & Mining	4.8
Insurance	3.5
Wireless Telecommunication Services	3.3
Construction Materials	3.2
Trading Companies & Distributors	2.9
Tobacco	2.8
Software	2.8
Food Products	2.7
Chemicals	2.6
Beverages	2.6
Media	2.5
Machinery	2.3
Food & Staples Retailing	2.2
Textiles, Apparel & Luxury Goods	1.8
Diversified Telecommunication Services	1.8
Electronic Equipment, Instruments & Components	1.8
Multiline Retail	1.7
Electric Utilities	1.7
Specialty Retail	1.6
Capital Markets	1.5
Automobiles	1.5
Office Electronics	1.4
Building Products	1.3
Diversified Financial Services	1.3
Real Estate Management & Development	1.3
Electrical Equipment	1.2
Industrial Conglomerates	1.2
Semiconductors & Semiconductor Equipment	1.2
Hotels, Restaurants & Leisure	1.2
Communications Equipment	1.1
Multi-Utilities	1.0
Short-Term Investment	4.9
Others (each less than 1.0%)	1.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $524,536,000 and 90.4%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,682
Aggregate gross unrealized depreciation	(58,993)
Net unrealized appreciation/depreciation	$87,689
Federal income tax cost of investments	$501,331

International Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$15,178	$—	15,178
Belgium	—	6,601	—	6,601
Brazil	6,011	5,729	—	11,740
China	—	5,524	—	5,524
Finland	—	6,510	—	6,510
France	—	78,239	—	78,239
Germany	—	46,106	—	46,106
Greece	—	1,475	—	1,475
Hong Kong	—	16,066	—	16,066
Israel	—	4,481	—	4,481
Italy	—	16,161	—	16,161
Japan	—	99,016	—	99,016
Mexico	—	6,784	—	6,784
Netherlands	—	26,498	—	26,498
South Korea	—	2,861	—	2,861
Spain	—	20,707	—	20,707
Sweden	—	2,793	—	2,793
Switzerland	—	61,730	—	61,730
Taiwan	—	3,869	—	3,869
United Kingdom	—	119,070	—	119,070
Total Common Stocks	6,011	545,398	—	551,409
Short-Term Investment
Investment Company	28,541	—	—	28,541
Investment of Cash Collateral for Securities on Loan Investment Company	9,070	—	—	9,070
Total Investments in Securities	$43,622	$545,398	$—	$589,020

JPMorgan International Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.2%
	Australia — 2.2%
49	Macquarie Group Ltd. (m)	2,160
222	Santos Ltd. (m)	2,565

		4,725
	Austria — 0.6%
38	Intercell AG (a) (m)	1,259

	Belgium — 2.3%
71	Anheuser-Busch InBev N.V. (m)	3,564
35	KBC Groep N.V. (a) (m)	1,509

		5,073
	Canada — 1.1%
14	First Quantum Minerals Ltd. (m)	983
85	Kinross Gold Corp. (m)	1,369

		2,352
	China — 1.7%
1,125	China Merchants Bank Co., Ltd., Class H (m)	2,583
270	China Shenhua Energy Co., Ltd., Class H (m)	1,149

		3,732
	Finland — 1.5%
211	Nokia OYJ (m)	2,892
134	Ruukki Group OYJ (a)	387

		3,279
	France — 9.8%
30	Atos Origin S.A. (a) (m)	1,412
50	BNP Paribas (m)	3,551
36	Cie de Saint-Gobain (m)	1,701
32	Compagnie Generale des Etablissements Michelin, Class B (m)	2,491
71	GDF Suez (m)	2,675
29	Lafarge S.A.(m)	2,127
44	Sanofi-Aventis S.A. (m)	3,265
32	Sodexo (a) (c)	1,732
43	Total S.A. (m)	2,479

		21,433
	Germany — 5.9%
49	Bayer AG (m)	3,322
40	Daimler AG (m)	1,857
53	Lanxess AG (m)	2,003
18	Muenchener Rueckversicherungs AG (m)	2,648
33	Siemens AG (c)	2,987

		12,817
	Hong Kong — 2.9%
778	China Resources Land Ltd. (m)	1,398
453	Hang Lung Properties Ltd. (m)	1,538
1,083	Huabao International Holdings Ltd. (m)	1,099
332	Hutchison Whampoa Ltd. (m)	2,258

		6,293
	India — 0.9%
40	Infosys Technologies Ltd., ADR (m)	2,052

	Indonesia — 1.0%
2,671	Perusahaan Gas Negara PT (m)	1,069
1,153	Telekomunikasi Indonesia Tbk PT (m)	1,145

		2,214
	Ireland — 1.0%
116	Shire plc (m)	2,306

	Israel — 0.7%
26	Teva Pharmaceutical Industries Ltd., ADR (m)	1,450

	Italy — 3.0%
40	Saipem S.p.A. (m)	1,310
517	Snam Rete Gas S.p.A. (m)	2,434
1,044	UniCredit S.p.A. (a) (m)	2,880

		6,624
	Japan — 22.8%
47	Astellas Pharma, Inc. (m)	1,733
83	FUJIFILM Holdings Corp. (m)	2,668
1	Japan Tobacco, Inc. (m)	4,460
136	Kirin Holdings Co., Ltd. (m)	2,073
271	Kubota Corp. (m)	2,437
525	Marubeni Corp. (m)	3,049
482	Mitsubishi Electric Corp. (a) (m)	3,756
394	Mitsubishi UFJ Financial Group, Inc. (m)	2,026
196	Mitsui & Co., Ltd. (m)	2,881
107	Mitsui Fudosan Co., Ltd. (m)	1,800
23	Nidec Corp. (m)	2,254
9	Nintendo Co., Ltd. (m)	2,454
392	Nippon Sheet Glass Co., Ltd. (m)	1,013
431	Nissan Motor Co., Ltd. (a) (m)	3,504
132	Ricoh Co., Ltd. (m)	1,890
31	Shin-Etsu Chemical Co., Ltd. (m)	1,621
1	Sony Financial Holdings, Inc. (m)	1,373
365	Sumitomo Heavy Industries Ltd. (a) (m)	1,861
70	Sumitomo Mitsui Financial Group, Inc. (m)	2,263
197	Takashimaya Co., Ltd. (m)	1,432
89	Toyota Motor Corp. (m)	3,423

		49,971
	Luxembourg — 1.7%
94	ArcelorMittal (m)	3,639

	Netherlands — 8.8%
51	ASML Holding N.V. (m)	1,591
301	ING Groep N.V. CVA (a) (m)	2,817
127	Koninklijke Ahold N.V. (m)	1,596
194	Koninklijke KPN N.V. (m)	3,208
52	Koninklijke Philips Electronics N.V. (m)	1,583
185	Royal Dutch Shell plc, Class A	5,146
109	Unilever N.V. CVA (c)	3,345

		19,286
	Spain — 1.7%
260	Banco Santander S.A. (c)	3,713

	Sweden — 0.5%
79	Atlas Copco AB, Class A (m)	1,076

	Switzerland — 2.1%
11	Roche Holding AG (m)	1,922
13	Zurich Financial Services AG (m)	2,746

		4,668
	Taiwan — 2.2%
270	HON HAI Precision Industry Co., Ltd., GDR (m)	2,467
231	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	2,345

		4,812
	United Kingdom — 20.8%
241	BG Group plc (m)	4,423
83	BHP Billiton plc (m)	2,425
532	BT Group plc (m)	1,162
795	Cable & Wireless plc (m)	1,797
330	Cairn Energy plc (a) (m)	1,701
538	Centrica plc (m)	2,312
150	Cookson Group plc (a) (m)	1,016
190	GlaxoSmithKline plc (m)	3,697
401	HSBC Holdings plc (m)	4,291
94	Imperial Tobacco Group plc (m)	3,031
157	Intercontinental Hotels Group plc (m)	2,251
214	International Power plc (m)	1,092
3,267	Lloyds Banking Group plc (a) (m)	2,626
242	Man Group plc (m)	906
222	National Grid plc (m)	2,227
331	Premier Farnell plc (m)	946
55	Reckitt Benckiser Group plc (m)	2,830
396	Tesco plc (m)	2,677
1,909	Vodafone Group plc (m)	4,078

		45,488
	Total Common Stocks (Cost $195,731)	208,262

Short-Term Investment — 4.0%
	Investment Company — 4.0%
8,806	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	8,806
	(Cost $8,806)

Investment of Cash Collateral for Securities on Loan — 3.6%
	Investment Company — 3.6%
7,915	JPMorgan Prime Money Market Fund, Capital Shares, 0.110% (b) (l) (Cost $7,915)	7,915

	Total Investments — 102.8% (Cost $212,452 )	224,983
	Liabilities in Excess of Other Assets — (2.8)%	(6,124)
	NET ASSETS — 100.0%	$218,859

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE
Commercial Banks	11.7%
Pharmaceuticals	8.2
Oil, Gas & Consumable Fuels	8.0
Automobiles	4.0
Metals & Mining	3.9
Electronic Equipment, Instruments & Components	3.8
Industrial Conglomerates	3.8
Tobacco	3.5
Diversified Telecommunication Services	3.4
Multi-Utilities	3.3
Insurance	3.1
Trading Companies & Distributors	2.7
Beverages	2.6
Machinery	2.5
Real Estate Management & Development	2.2
Chemicals	2.2
Food & Staples Retailing	2.0
Wireless Telecommunication Services	1.9
Hotels, Restaurants & Leisure	1.8
Semiconductors & Semiconductor Equipment	1.8
Electrical Equipment	1.7
Gas Utilities	1.6
IT Services	1.6
Food Products	1.5
Capital Markets	1.4
Communications Equipment	1.3
Household Products	1.3
Diversified Financial Services	1.3
Building Products	1.3
Auto Components	1.1
Software	1.1
Construction Materials	1.0
Short-Term Investment	4.1
Others (each less than 1.0%)	3.3

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	TOPIX Index	03/11/10	$1,387	$(26)
59	Dow Jones Euro STOXX 50 Index	03/19/10	2,268	(154)
19	FTSE 100 Index	03/19/10	1,564	(55)
				$(235)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,744,086	EUR
2,627,936	for CAD	02/09/10	$2,458	#	$2,418	#	$(40)
16,481,220	AUD	02/09/10	15,155		14,571		(584)
475,930	CAD	02/09/10	448		445		(3)
12,858,126	CHF	02/09/10	12,619		12,123		(496)
4,920,238	EUR	02/09/10	7,125		6,822		(303)
3,569,927	GBP	02/09/10	5,873		5,706		(167)
14,795,612	HKD	02/09/10	1,911		1,906		(5)
476,014,242	JPY	02/09/10	5,308		5,274		(34)
6,738,078	NOK	02/09/10	1,193		1,137		(56)
32,305,165	SEK	02/09/10	4,627		4,372		(255)
3,848,972	SGD	02/09/10	2,773		2,737		(36)
			$59,490		$57,511		$(1,979)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
927,015	AUD	02/09/10	$849		$820		$29
15,003,155	EUR	02/09/10	22,330		20,801		1,529
4,904,218	GBP	02/09/10	7,958		7,839		119
54,288,421	HKD	02/09/10	7,009		6,993		16
884,986,087	JPY	02/09/10	9,844		9,805		39
			$47,990		$46,258		$1,732

________________________
# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/10 of the currency being sold, and the value at 01/31/10 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments (excluding investments of Cash Collateral for Securities on Loan), of the investments that apply the fair valuation policy for the international investments are approximately $200,063,000 and 92.2%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,601
Aggregate gross unrealized depreciation	(12,070)
Net unrealized appreciation/depreciation	$12,531
Federal income tax cost of investments	$212,452

International Opportunities Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$4,725	$–	$4,725
Austria	–	1,259	–	1,259
Belgium	–	5,073	–	5,073
Canada	2,352	–	–	2,352
China	–	3,732	–	3,732
Finland	–	3,279	–	3,279
France	–	21,433	–	21,433
Germany	–	12,817	–	12,817
Hong Kong	–	6,293	–	6,293
India	2,052	–	–	2,052
Indonesia	–	2,214	–	2,214
Ireland	–	2,306	–	2,306
Israel	–	1,450	–	1,450
Italy	–	6,624	–	6,624
Japan	–	49,971	–	49,971
Luxembourg	–	3,639	–	3,639
Netherlands	–	19,286	–	19,286
Spain	–	3,713	–	3,713
Sweden	–	1,076	–	1,076
Switzerland	–	4,668	–	4,668
Taiwan	–	4,812	–	4,812
United Kingdom	–	45,488	–	45,488
Total Common Stocks	4,404	203,858	–	208,262
Short-Term Investment
Investment Company	8,806	–	–	8,806
Investment of Cash Collateral for Securities on Loan
Investment Company	7,915	–	–	7,915
Total Investments in Securities	$21,125	$203,858	$–	$224,983

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$1,732	$–	$1,732

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(1,979)	$–	$(1,979)
Futures Contracts	(235)	–	–	(235)
Total Depreciation in Other Financial Instruments	$(235)	$(1,979)	$–	$(2,214)

JPMorgan International Opportunities Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.5%
	Australia — 2.3%
1,129	Macquarie Group Ltd. (m)	49,686
5,256	Santos Ltd. (m)	60,839

		110,525
	Austria — 1.1%
382	Andritz AG (m)	21,335
912	Intercell AG (a) (m)	30,232

		51,567
	Belgium — 2.2%
1,386	Anheuser-Busch InBev N.V. (m)	69,164
826	KBC Groep N.V. (a) (m)	35,560

		104,724
	Canada — 1.2%
400	First Quantum Minerals Ltd. (m)	29,011
1,687	Kinross Gold Corp. (m)	27,311

		56,322
	China — 2.7%
25,000	China Construction Bank Corp., Class H (m)	19,099
26,500	China Merchants Bank Co., Ltd., Class H (m)	60,868
3,600	China Pacific Insurance Group Co., Ltd., Class H (a) (m)	13,400
8,500	China Shenhua Energy Co., Ltd., Class H (m)	36,231

		129,598
	Finland — 1.9%
3,969	Nokia OYJ (m)	54,463
942	Nokian Renkaat OYJ (m)	22,775
2,024	Stora Enso OYJ, Class R (a)	12,428

		89,666
	France — 10.5%
612	Atos Origin S.A. (a) (m)	28,463
956	BNP Paribas (m)	68,294
596	Cie de Saint-Gobain (m)	28,471
629	Compagnie Generale des Etablissements Michelin, Class B (m)	48,708
1,639	GDF Suez (m)	61,973
775	Ipsos (m)	24,337
677	Lafarge S.A. (m)	50,080
1,450	PagesJaunes Groupe (m)	15,644
847	Sanofi-Aventis S.A. (m)	62,631
790	Sodexo (a)	43,271
649	Total S.A. (m)	37,508
133	Unibail-Rodamco (m)	28,819

		498,199
	Germany — 5.9%
919	Bayer AG (m)	62,814
728	Daimler AG (m)	33,491
466	Hamburger Hafen und Logistik AG	17,285
4,237	Infineon Technologies AG (a) (m)	23,381
994	Lanxess AG (m)	37,673
341	Muenchener Rueckversicherungs AG (m)	51,065
631	Siemens AG	56,265

		281,974
	Hong Kong — 3.3%
22,000	China Resources Land Ltd. (m)	39,529
11,000	Hang Lung Properties Ltd. (m)	37,335
26,000	Huabao International Holdings Ltd. (m)	26,390
8,000	Hutchison Whampoa Ltd. (m)	54,416

		157,670
	India — 1.1%
959	Infosys Technologies Ltd., ADR (m)	49,782

	Indonesia — 1.2%
66,000	Perusahaan Gas Negara PT (m)	26,433
28,500	Telekomunikasi Indonesia Tbk PT (m)	28,299

		54,732
	Ireland — 1.0%
2,279	Shire plc (m)	45,136

	Israel — 0.8%
641	Teva Pharmaceutical Industries Ltd., ADR (m)	36,358

	Italy — 3.0%
808	Saipem S.p.A. (m)	26,160
9,809	Snam Rete Gas S.p.A. (m)	46,156
24,843	UniCredit S.p.A. (a) (m)	68,507

		140,823
	Japan — 25.4%
2,000	Amada Co., Ltd. (m)	13,360
900	Astellas Pharma, Inc. (m)	33,194
900	Coca-Cola West Co., Ltd. (m)	15,014
1,900	FUJIFILM Holdings Corp. (m)	60,854
25	Japan Tobacco, Inc. (m)	90,216
3,000	Kirin Holdings Co., Ltd. (m)	45,729
6,000	Kubota Corp. (m)	53,953
12,000	Marubeni Corp. (m)	69,688
9,000	Mitsubishi Electric Corp. (a) (m)	70,139
1,000	Mitsubishi Estate Co., Ltd. (m)	16,189
9,500	Mitsubishi UFJ Financial Group, Inc. (m)	48,888
3,800	Mitsui & Co., Ltd. (m)	55,892
2,000	Mitsui Fudosan Co., Ltd. (m)	33,636
500	Nidec Corp. (m)	49,009
200	Nintendo Co., Ltd. (m)	55,761
3,000	Nippon Sheet Glass Co., Ltd. (m)	7,749
8,100	Nissan Motor Co., Ltd. (a) (m)	65,844
3,000	Ricoh Co., Ltd. (m)	42,944
500	Shin-Etsu Chemical Co., Ltd. (m)	26,150
12	Sony Financial Holdings, Inc. (m)	32,881
8,000	Sumitomo Heavy Industries Ltd. (a) (m)	40,791
1,600	Sumitomo Mitsui Financial Group, Inc. (m)	51,643
1,100	Sundrug Co., Ltd. (m)	24,743
900	Suzuken Co., Ltd.	30,029
6,000	Takashimaya Co., Ltd. (m)	43,627
400	Tokyo Electron Ltd. (m)	24,299
1,700	Toyota Motor Corp. (m)	65,388
8,000	Ube Industries Ltd. (m)	20,717
6	West Japan Railway Co. (m)	20,685

		1,209,012
	Luxembourg — 1.4%
1,759	ArcelorMittal (m)	68,096

	Macau — 0.5%
18,400	Wynn Macau Ltd. (a) (m)	23,367

	Netherlands — 7.5%
1,588	ASML Holding N.V. (m)	49,873
3,679	ING Groep N.V. CVA (a) (m)	34,453
3,778	Koninklijke KPN N.V. (m)	62,558
1,279	Koninklijke Philips Electronics N.V. (m)	38,623
3,881	Royal Dutch Shell plc, Class A	107,767
2,125	Unilever N.V. CVA	65,068

		358,342
	Norway — 0.1%
4,098	Sevan Marine ASA (a) (m)	5,899

	Spain — 1.2%
4,050	Banco Santander S.A.	57,838

	Sweden — 0.5%
1,865	Atlas Copco AB, Class A (m)	25,284

	Switzerland — 1.8%
12	Georg Fischer AG (a) (m)	3,219
171	Roche Holding AG (m)	28,689
251	Zurich Financial Services AG (m)	53,365

		85,273
	Taiwan — 2.3%
6,300	HON HAI Precision Industry Co., Ltd., GDR (m)	57,555
5,280	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	53,645

		111,200
	Thailand — 0.5%
10,200	Advanced Info Service PCL (m)	25,372

	United Arab Emirates — 0.3%
5,181	Lamprell plc (m)	15,737

	United Kingdom — 20.8%
13,756	Beazley plc (m)	22,942
4,592	BG Group plc (m)	84,418
1,544	BHP Billiton plc (m)	45,294
9,315	Brammer plc (m)	19,636
18,587	Cable & Wireless plc (m)	42,026
9,574	Cairn Energy plc (a) (m)	49,347
12,691	Centrica plc (m)	54,483
3,572	Cookson Group plc (a) (m)	24,214
377	Dana Petroleum plc (a) (m)	6,255
3,637	GlaxoSmithKline plc (m)	70,783
2,402	Hikma Pharmaceuticals plc (m)	20,972
9,126	HSBC Holdings plc (m)	97,699
2,208	Imperial Tobacco Group plc (m)	71,203
930	Intercontinental Hotels Group plc (m)	13,300
5,119	International Power plc (m)	26,135
62,192	Lloyds Banking Group plc (a) (m)	49,999
6,354	Man Group plc (m)	23,814
4,156	Michael Page International plc (m)	25,555
5,137	National Grid plc (m)	51,595
8,005	Premier Farnell plc (m)	22,896
1,070	Reckitt Benckiser Group plc (m)	55,468
8,465	Regus plc (m)	12,010
5,191	Sage Group plc (The) (m)	19,526
36,253	Taylor Wimpey plc (a) (m)	22,269
26,384	Vodafone Group plc (m)	56,367

		988,206
	Total Common Stocks (Cost $5,004,492)	4,780,702
Preferred Stock — 0.4%
	Germany — 0.4%
214	Volkswagen AG (Cost $20,147)	17,330

	Total Investments — 100.9% (Cost $5,024,639)	4,798,032
	Liabilities in Excess of Other Assets — (0.9)%	(43,518)
	NET ASSETS —— 100.0%	$4,754,514

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	11.6%
Oil, Gas & Consumable Fuels	8.0
Pharmaceuticals	7.5
Electronic Equipment, Instruments & Components	4.0
Automobiles	3.8
Insurance	3.6
Industrial Conglomerates	3.6
Metals & Mining	3.5
Multi-Utilities	3.5
Tobacco	3.4
Machinery	3.3
Semiconductors & Semiconductor Equipment	3.2
Trading Companies & Distributors	3.0
Diversified Telecommunication Services	2.8
Beverages	2.7
Real Estate Management & Development	2.6
Chemicals	2.3
Wireless Telecommunication Services	1.7
Hotels, Restaurants & Leisure	1.7
IT Services	1.6
Software	1.6
Capital Markets	1.5
Gas Utilities	1.5
Auto Components	1.5
Electrical Equipment	1.5
Food Products	1.4
Household Products	1.2
Communications Equipment	1.1
Construction Materials	1.0
Energy Equipment & Services	1.0
Others (each less than 1.0%)	9.3

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUEAT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
410,513	AUD	04/09/10	$373,290	$360,525	$(12,765)
317,824	CHF	04/09/10	307,003	299,733	(7,270)
25,833	EUR	04/09/10	36,626	35,812	(814)
13,945	GBP	04/09/10	22,609	22,281	(328)
2,250,509	JPY	04/09/10	24,911	24,939	28
182,929	NOK	04/09/10	31,824	30,782	(1,042)
31,911	NZD	04/09/10	23,231	22,287	(944)
812,374	SEK	04/09/10	114,147	109,957	(4,190)
93,122	SGD	04/09/10	66,561	66,184	(377)
			$1,000,202	$972,500	$(27,702)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
32,613	AUD	04/09/10	$29,069	$28,642	$427
47,922	CAD	04/09/10	46,401	44,818	1,583
262,885	EUR	04/09/10	377,031	364,432	12,599
161,337	GBP	04/09/10	258,695	257,775	920
889,974	HKD	04/09/10	114,821	114,683	138
16,345,380	JPY	04/09/10	178,344	181,130	(2,786)
			$1,004,361	$991,480	$12,881

Portfolio Swap* Outstanding at January 31, 2010

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	12/31/15	16,876
Total			$16,876
* See the accompanying “Additional Information — Portfolio Swap” for further details.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)		Non-income producing security.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $4,601,926 and 95.9%.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$109,718
Aggregate gross unrealized depreciation	(336,325)
Net unrealized appreciation/depreciation	$(226,607)
Federal income tax cost of investments	$5,024,639

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$110,525	$—	$110,525
Austria	—	51,567	—	51,567
Belgium	—	104,724	—	104,724
Canada	56,322	—	—	56,322
China	—	129,598	—	129,598
Finland	—	89,666	—	89,666
France	—	498,199	—	498,199
Germany	—	281,974	—	281,974
Hong Kong	—	157,670	—	157,670
India	49,782	—	—	49,782
Indonesia	—	54,732	—	54,732
Ireland	—	45,136	—	45,136
Israel	—	36,358	—	36,358
Italy	—	140,823	—	140,823
Japan	—	1,209,012	—	1,209,012
Luxembourg	—	68,096	—	68,096
Macau	—	23,367	—	23,367
Netherlands	—	358,342	—	358,342
Norway	—	5,899	—	5,899
Spain	—	57,838	—	57,838
Sweden	—	25,284	—	25,284
Switzerland	—	85,273	—	85,273
Taiwan	—	111,200	—	111,200
Thailand	—	25,372	—	25,372
United Arab Emirates	—	15,737	—	15,737
United Kingdom	—	988,206	—	988,206
Total Common Stocks	106,104	4,674,598	—	4,780,702
Preferred Stocks
Germany	—	17,330	—	17,330
Total Preferred Stocks	—	17,330	—	17,330
Total Investments in Securities	$106,104	$4,691,928	$—	$4,798,032
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$15,695	$—	$15,695
Swaps	—	78,907	—	78,907
Total Appreciation in Other Financial Instruments	$—	$94,602	$—	$94,602

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(30,516)	$—	$(30,516)
Swaps	—	(59,321)	—	(59,321)
Total Depreciation in Other Financial Instruments	$—	$(89,837)	$—	$(89,837)

Additional Information - Portfolio Swap AS OF JANUARY 31, 2010 (Unaudited)

The following table represents the individual long and short positions and related value within the swap as of January 31, 2010.

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($) (a)	CURRENT VALUE($) (b)	VALUE($) (c)
Long Positions
Austria — 0.1%
Andritz AG	3,831	4,165	334

Belgium — 0.3%
Anheuser-Busch InBev N.V.	14,156	15,989	1,833

Finland — 0.4%
Nokia OYJ	10,937	12,850	1,913
Stora Enso OYJ, Class R (a)	9,917	8,363	(1,554)

	20,854	21,213	359
France — 2.5%
Atos Origin S.A. (a)	6,244	6,597	353
BNP Paribas	15,694	15,907	213
Cie de Saint-Gobain	10,898	11,403	505
Compagnie Generale des Etablissements Michelin, Class B	10,163	11,321	1,158
GDF Suez	14,900	14,333	(567)
Pernod-Ricard S.A.	15,286	15,262	(24)
Sanofi-Aventis S.A.	13,449	14,492	1,043
Sodexo (a)	9,818	10,010	192
Total S.A.	18,649	19,298	649

	115,101	118,623	3,522
Germany — 1.7%
Bayer AG	13,830	14,542	712
Bayerische Motoren Werke AG	16,417	16,391	(26)
Daimler AG	9,444	9,593	149
Infineon Technologies AG (a)	4,656	5,901	1,245
Lanxess AG	6,782	8,727	1,945
Muenchener Rueckversicherungs AG	11,685	11,734	49
Siemens AG	12,314	13,074	760

	75,128	79,962	4,834
Ireland — 0.2%
Shire plc	8,996	10,381	1,385

Italy — 0.3%
Saipem S.p.A.	5,194	6,070	876
Snam Rete Gas S.p.A.	10,743	11,069	326

	15,937	17,139	1,202
Japan — 3.4%
Japan Tobacco, Inc.	11,375	14,491	3,116
Kubota Corp.	7,965	9,007	1,042
Mitsubishi Electric Corp. (a)	15,643	15,665	22
Mitsui & Co., Ltd.	12,194	13,281	1,087
Nippon Sheet Glass Co Ltd.	16,955	15,554	(1,401)
Nissan Motor Co., Ltd. (a)	14,890	16,307	1,417
Shin-Etsu Chemical Co., Ltd.	10,835	10,480	(355)
Sumco Corp.	21,241	22,438	1,197
Toyota Motor Corp.	16,219	15,466	(753)
Yahoo! Japan Corp.	23,290	28,458	5,168

	150,607	161,147	10,540
Luxembourg — 0.3%
ArcelorMittal	12,904	15,995	3,091

Netherlands — 2.7%
ING Groep N.V. CVA (a)	45,409	47,090	1,681
Koninklijke Ahold N.V.	36,046	38,226	2,180
Koninklijke KPN N.V.	14,897	14,463	(434)
Royal Dutch Shell plc, Class A	12,189	12,180	(9)
Unilever N.V.	14,241	15,055	814

	122,782	127,014	4,232
Norway — 1.0%
Marine Harvest ASA (a)	39,401	39,989	588
Sevan Marine ASA (a)	7,465	5,965	(1,500)

	46,866	45,954	(912)
Spain — 0.4%
Banco Santander S.A.	19,894	18,637	(1,257)

Switzerland — 0.6%
Roche Holding AG	14,751	15,987	1,236
Zurich Financial Services AG	12,899	12,446	(453)

	27,650	28,433	783
United Kingdom — 6.1%
BG Group plc	17,825	19,591	1,766
BHP Billiton plc	9,353	10,619	1,266
BT Group plc	27,406	28,721	1,315
Dana Petroleum plc (a)	13,233	10,497	(2,736)
GlaxoSmithKline plc	30,258	29,363	(895)
Intercontinental Hotels Group plc	33,705	38,664	4,959
Lloyds Banking Group plc	13,364	11,720	(1,644)
Man Group plc	7,250	5,542	(1,708)
Premier Farnell plc	15,179	15,345	166
Reckitt Benckiser Group plc	11,935	12,804	869
Tesco plc	62,243	65,024	2,781
Vodafone Group plc	40,583	40,583	—

	282,334	288,473	6,139

Total Long Positions of Portfolio Swap	917,040	953,125	36,085

Short Positions
Australia — 0.7%
Newcrest Mining Ltd.	20,381	17,294	3,087
Woolworths Ltd.	19,761	18,301	1,460

	40,142	35,595	4,547
Belgium — 0.3%
Solvay S.A., Class A	12,513	13,420	(907)

Canada — 0.2%
Southgobi Energy Resources	14,388	11,859	2,529

China — 0.4%
China Life Insurance Co., Ltd., Class H	18,830	17,852	978

France — 1.4%
Air Liquide S.A.	9,367	8,967	400
Dassault Systemes S.A.	18,316	19,420	(1,104)
Societe Television Francaise 1	15,941	18,636	(2,695)
Technip S.A.	15,796	18,333	(2,537)

	59,420	65,356	(5,936)
Germany — 1.4%
Beiersdorf AG	18,227	18,522	(295)
Fraport AG Frankfurt Airport Services Worldwide	16,005	18,491	(2,486)
Heidelberger Druckmaschinen AG (a)	17,022	16,937	85
Hochtief AG	14,040	14,584	(544)

	65,294	68,534	(3,240)
Hong Kong — 0.9%
China Mobile Ltd.	19,666	18,998	668
CLP Holdings Ltd.	23,487	23,667	(180)

	43,153	42,665	488
Italy — 0.9%
Assicurazioni Generali S.p.A.	16,464	16,570	(106)
Lottomatica S.p.A.	25,602	25,348	254

	42,066	41,918	148
Japan — 6.2%
Chugoku Electric Power Co., Inc. (The)	18,266	17,698	568
Ebara Corp. (a)	22,974	21,049	1,925
Eisai Co., Ltd.	21,603	22,367	(764)
Hirose Electric Co., Ltd.	20,983	21,426	(443)
Kyocera Corp.	23,812	27,253	(3,441)
Nikon Corp.	24,486	26,802	(2,316)
NTN Corp.	11,632	12,995	(1,363)
Secom Co., Ltd.	18,833	17,925	908
Seven & I Holdings Co Ltd.	20,213	19,712	501
Shizuoka Bank Ltd. (The)	29,289	25,990	3,299
Takeda Pharmaceutical Co Ltd.	16,175	17,593	(1,418)
Terumo Corp.	23,302	22,423	879
Toray Industries, Inc.	17,415	16,485	930
Yamaha Motor Co., Ltd. (a)	23,181	25,996	(2,815)

	292,164	295,714	(3,550)
Netherlands — 0.4%
Randstad Holding N.V. (a)	14,113	18,987	(4,874)

New Zealand — 0.4%
Telecom Corp. of New Zealand Ltd.	18,162	17,018	1,144

Norway — 0.5%
TGS Nopec Geophysical Co ASA (a)	16,532	21,614	(5,082)

Phillipines — 0.4%
Philippine Long Distance Telephone Co., ADR (a)	18,548	19,477	(929)

Portugal — 0.3%
Sonae Capital SGPS S.A. (a)	17,227	16,155	1,072

Singapore — 0.5%
Oversea-Chinese Banking Corp. Ltd.	23,648	23,484	164

Spain — 0.3%
Mapfre S.A.	13,260	12,800	460

Sweden — 0.7%
Hennes & Mauritz AB, Class B	14,100	14,981	(881)
Skanska AB, Class B	18,478	20,064	(1,586)

	32,578	35,045	(2,467)
Switzerland — 2.2%
Compagnie Financiere Richemont S.A., Class A	13,876	17,406	(3,530)
Lonza Group AG	37,795	37,800	(5)
Nobel Biocare Holding AG	19,379	17,987	1,392
SGS S.A.	24,780	24,558	222
Swiss Life Holding AG (a)	8,258	8,406	(148)

	104,088	106,157	(2,069)
Taiwan — 0.5%
AU Optronics Corp., ADR	19,768	21,497	(1,729)

United Kingdom — 2.0%
Dimension Data Holdings plc	18,187	19,837	(1,650)
Land Securities Group plc	15,640	15,132	508
Liberty International plc	13,340	13,515	(175)
Serco Group plc	20,220	19,222	998
Tate & Lyle plc	14,664	13,715	949
Tullow Oil plc	15,048	12,924	2,124
	97,099	94,345	2,754

Total Short Positions	962,993	979,492	(16,499)

Total Net Long/Short Positions	$(45,953)	$(26,367)	$19,586
Cash and other Receivables (d)			(3,142)
Financing Costs			(575)
Net Dividends			1,007
Net Swap Contract, at value			$16,876

NOTES TO ADDITIONAL INFORMATION — PORTFOLIO SWAP:
(a) Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b) Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchangeon which the securities are traded.
(c) Value represents the unrealized gain (loss) of the positions as of January 31, 2010.
(d) Cash and other receivables includes the gains realized within the swap when the swap reset. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.
(e) Non-income producing security.
ADR — American Depository Receipt
CVA — Dutch Certification

Portfolio Swap – The JPMorgan International Opportunities Plus Fund entered into a portfolio swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Advisor has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/depreciation, corporate actions, dividends received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and and short positions and cash balances within the swap. These costs/credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset on at least an annual basis and financing costs are reset monthly. During a reset, any unrealized gains/losses on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Advisor and counterparty, over the life of the agreement, and are generally determined based on internal limits and thresholds established at both the Fund and counterparty.

The swap involves greater risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for the swap contract which may limit the ability of the fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. The Fund’s activities in portfolio swaps are concentrated with a single counterparty. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

JPMorgan International Realty Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.6%
		Australia — 16.2%
1,299		BGP Holdings Beneficial Interest Share (a)	—
545		CFS Retail Property Trust (m)	895
783		Commonwealth Property Office Fund (m)	627
1,262		Dexus Property Group (m)	918
582		Goodman Group (m)	296
1,598		GPT Group (m)	796
204		Stockland (m)	667
252		Westfield Group (m)	2,793

			6,992
		Belgium — 1.4%
4		Cofinimmo (m)	540
1		Warehouses De Pauw SCA (m)	61

			601
		Canada — 2.8%
31		Artis REIT (m)	332
12		First Capital Realty, Inc. (m)	236
35		RioCan REIT (m)	622

			1,190
		Finland — 1.3%
105		Sponda OYJ (a) (m)	398
7		YIT OYJ (m)	146

			544
		France — 11.3%
9		ICADE	853
16		Klepierre (m)	591
16		Unibail-Rodamco (m)	3,445

			4,889
		Germany — 1.3%
12		Alstria Office REIT AG (m)	138
4		Deutsche Euroshop AG (m)	130
40		IVG Immobilien AG (a) (m)	306

			574
		Hong Kong — 10.7%
34		Cheung Kong Holdings Ltd. (m)	400
115		Hang Lung Group Ltd. (m)	515
425		Hang Lung Properties Ltd. (m)	1,442
162		Hongkong Land Holdings Ltd. (m)	756
400		Link REIT (The) (m)	959
113		Wharf Holdings Ltd. (m)	558

			4,630
		Japan — 26.8%
—	(h)	Frontier Real Estate Investment Corp. (m)	631
—	(h)	Japan Excellent, Inc. (m)	362
—	(h)	Japan Real Estate Investment Corp. (m)	683
—	(h)	Japan Retail Fund Investment Corp. (m)	548
—	(h)	Kenedix Realty Investment Corp. (m)	550
206		Mitsubishi Estate Co., Ltd. (m)	3,335
180		Mitsui Fudosan Co., Ltd. (m)	3,027
—	(h)	New City Residence Investment Corp. (a) (f) (i)	11
—	(h)	Nippon Building Fund, Inc. (m)	854
—	(h)	Nippon Residential Investment Corp. (m)	229
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	310
—	(h)	Premier Investment Corp. (m)	328
15		Sumitomo Realty & Development Co., Ltd. (m)	266
—	(h)	Tokyu REIT, Inc. (m)	454

			11,588
		Netherlands — 8.7%
16		Corio N.V. (m)	963
21		Eurocommercial Properties N.V. (m)	812
34		Nieuwe Steen Investments Funds N.V. (m)	654
14		Vastned Offices/Industrial NV (m)	230
9		Vastned Retail N.V. (m)	584
6		Wereldhave N.V. (m)	500

			3,743
		Singapore — 7.5%
469		Allgreen Properties Ltd. (m)	388
359		Ascendas REIT (m)	490
214		CapitaCommercial Trust (m)	161
417		CapitaLand Ltd. (m)	1,133
129		CapitaMalls Asia Ltd. (a) (m)	212
337		CapitaRetail China Trust (m)	286
28		City Developments Ltd. (m)	212
45		Keppel Land Ltd. (m)	104
502		Mapletree Logistics Trust (m)	277

			3,263
		Sweden — 1.1%
54		Castellum AB (m)	488

		United Kingdom — 8.5%
179		British Land Co. plc (m)	1,240
156		Hammerson plc (m)	939
53		Land Securities Group plc (m)	541
74		London & Stamford Property Ltd. (m)	143
163		Segro plc (m)	811

			3,674
		Total Common Stocks (Cost $37,314)	42,176

Short-Term Investment — 0.8%
		Investment Company — 0.8%
350		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	350
		(Cost $350)
		Total Investments — 98.4% (Cost $37,664)	42,526
		Other Assets in Excess of Liabilities — 1.6%	702
		NET ASSETS — 100.0%	$43,228

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Diversified	34.2%
Real Estate Management & Development	33.0
Shopping Centers	17.2
Office Property	12.1
Real Estate Investment Trusts (REITs)	1.6
Others (each less than 1.0%)	1.9

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
154,933	EUR
1,768,255	for HKD	03/15/10	$228	#	$215	#	$(13)
1,942,906	AUD	03/15/10	1,748		1,711		(37)
1,015,363	CAD	03/15/10	963		950		(13)
549,904	CHF	03/15/10	549		519		(30)
440,477	EUR	03/15/10	666		611		(55)
726,218	GBP	03/15/10	1,200		1,160		(40)
5,476,533	HKD	03/15/10	707		706		(1)
72,180,996	JPY	03/15/10	813		799		(14)
1,334,083	NOK	03/15/10	236		225		(11)
1,007,177	SEK	03/15/10	144		136		(8)
413,698	SGD	03/15/10	299		294		(5)
7,828,517	ZAR	03/15/10	1,035		1,019		(16)
			$8,588		$8,345		$(243)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,532,793	AUD	03/15/10	$1,371	$1,350	$21
2,700,324	EUR	03/15/10	4,033	3,744	289
146,020	GBP	03/15/10	243	233	10
3,390,090	HKD	03/15/10	438	437	1
148,777,299	JPY	03/15/10	1,695	1,648	47
722,961	NOK	03/15/10	127	122	5
1,784,006	SGD	03/15/10	1,274	1,268	6
			$9,181	$8,802	$379

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $11,000 which amounts to less than 0.1% of total investments.

(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign curr ency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $40,974,000 and 96.4%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$5,563
Aggregate gross unrealized depreciation	(701)
Net unrealized appreciation/depreciation	$4,862
Federal income tax cost of investments	$37,664

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$6,992	$—	$6,992
Belgium	—	601	—	601
Canada	1,190	—	—	1,190
Finland	—	544	—	544
France	—	4,889	—	4,889
Germany	—	574	—	574
Hong Kong	—	4,630	—	4,630
Japan	—	11,577	11	11,588
Netherlands	—	3,743	—	3,743
Singapore	—	3,263	—	3,263
Sweden	—	488	—	488
United Kingdom	—	3,674	—	3,674
Total Common Stocks	1,190	40,975	11	42,176
Short-Term Investment
Investment Company	350	—	—	350
Total Investments in Securities	$1,540	$40,975	$11	$42,526

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$379	$—	$379

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(243)	$—	$(243)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 1/31/10
Total Investments in Securities
Common Stocks - Japan	$ 12	$ -	$ (1)	$ -	$ -	$ -	$ 11

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.
The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $1,000.

JPMorgan International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.9%
	Australia — 0.7%
972	Santos Ltd. (m)	11,250

	Austria — 0.7%
305	OMV AG (m)	12,005

	Belgium — 2.0%
407	Anheuser-Busch InBev N.V. (m)	20,300
323	KBC Groep N.V. (a) (m)	13,887

		34,187
	Canada — 0.6%
142	First Quantum Minerals Ltd. (m)	10,270

	China — 2.2%
7,912	China Merchants Bank Co., Ltd., Class H (m)	18,172
8,098	China Petroleum & Chemical Corp., Class H (m)	6,300
3,327	China Shenhua Energy Co., Ltd., Class H (m)	14,181

		38,653
	Finland — 1.1%
1,166	Nokia OYJ (m)	15,998
1,071	Ruukki Group OYJ (a) (c)	3,079

		19,077
	France — 12.1%
334	BNP Paribas (m)	23,830
313	Cie de Saint-Gobain (m)	14,934
293	Compagnie Generale des Etablissements Michelin, Class B (m)	22,722
908	GDF Suez (m)	34,327
297	Lafarge S.A. (m)	21,973
997	Rhodia S.A. (a) (m)	17,706
582	Sanofi-Aventis S.A. (m)	43,036
300	Sodexo (a) (c)	16,428
243	Total S.A. (m)	14,028

		208,984
	Germany — 6.2%
217	Bayer AG (m)	14,849
222	Hamburger Hafen und Logistik AG (c)	8,218
550	Lanxess AG (m)	20,857
234	Muenchener Rueckversicherungs AG (m)	35,058
317	Siemens AG (c)	28,304

		107,286
	Greece — 0.2%
680	Sidenor Steel Products Manufacturing Co. S.A. (a) (m)	3,357

	Hong Kong — 1.8%
4,503	Hutchison Whampoa Ltd. (m)	30,630

	Indonesia — 1.3%
26,811	Perusahaan Gas Negara PT (m)	10,737
10,991	Telekomunikasi Indonesia Tbk PT (m)	10,914

		21,651
	Italy — 3.2%
5,540	Snam Rete Gas S.p.A. (m)	26,066
10,275	UniCredit S.p.A. (a) (m)	28,336

		54,402
	Japan — 22.1%
493	Aisin Seiki Co., Ltd. (m)	13,017
2,148	Chiba Bank Ltd. (The) (m)	12,964
852	FUJIFILM Holdings Corp. (m)	27,276
2,797	Fujitsu Ltd. (m)	17,059
4	Japan Tobacco, Inc. (m)	13,586
2,139	Kubota Corp. (m)	19,234
3,184	Marubeni Corp. (m)	18,491
1,083	Mitsubishi Corp. (m)	26,186
2,922	Mitsubishi Electric Corp. (a) (m)	22,772
1,302	Mitsui & Co., Ltd. (m)	19,147
866	Mitsui Fudosan Co., Ltd. (m)	14,565
73	Nintendo Co., Ltd. (m)	20,436
3,114	Nippon Sheet Glass Co Ltd. (m)	8,043
4,247	Nippon Yusen KK (m)	14,663
2,609	Nissan Motor Co., Ltd. (a) (m)	21,209
1,536	Ricoh Co., Ltd. (m)	21,987
2,638	Sumitomo Heavy Industries Ltd. (a) (m)	13,451
1,076	Sumitomo Mitsui Financial Group, Inc. (m)	34,743
1,063	Toyota Motor Corp. (m)	40,902

		379,731
	Luxembourg — 1.1%
494	ArcelorMittal (m)	19,128

	Netherlands — 10.0%
574	ASML Holding N.V. (m)	18,026
3,570	ING Groep N.V. CVA (a) (m)	33,435
1,594	Koninklijke KPN N.V. (m)	26,388
601	Koninklijke Philips Electronics N.V. (m)	18,154
1,846	Royal Dutch Shell plc, Class A (m)	51,026
844	Unilever N.V.	25,833

		172,862
	Norway — 0.2%
272	DnB NOR ASA (a)	3,066

	South Africa — 0.9%
4,013	African Bank Investments Ltd. (m)	15,497

	Spain — 3.5%
1,403	Banco Bilbao Vizcaya Argentaria S.A. (m)	21,380
2,758	Banco Santander S.A. (c)	39,381

		60,761
	Switzerland — 1.7%
141	Zurich Financial Services AG (m)	29,903

	Taiwan — 1.0%
4,327	Hon Hai Precision Industry Co., Ltd. (m)	18,031

	Turkey — 0.8%
3,279	Turkiye Garanti Bankasi A/S (m)	13,752

	United Kingdom — 23.5%
4,462	Barclays plc (m)	19,069
1,021	BG Group plc (m)	18,770
5,672	BP plc (m)	52,919
6,165	BT Group plc (m)	13,454
4,257	Cable & Wireless plc (m)	9,624
3,709	Cairn Energy plc (a) (m)	19,118
5,385	Centrica plc (m)	23,120
1,680	Cookson Group plc (a) (m)	11,386
6,846	GKN plc (a) (m)	12,505
1,046	GlaxoSmithKline plc (m)	20,359
6,341	HSBC Holdings plc (m)	67,886
412	Imperial Tobacco Group plc (m)	13,299
1,101	Intercontinental Hotels Group plc (m)	15,741
20,361	Lloyds Banking Group plc (a) (m)	16,369
2,640	National Grid plc (m)	26,514
522	Petropavlovsk plc (a) (m)	7,366
1,354	Prudential plc (m)	12,404
21,220	Vodafone Group plc (m)	45,335

		405,238
	Total Common Stocks (Cost $1,563,119)	1,669,721

Short-Term Investment — 2.2%
	Investment Company — 2.2%
37,115	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080%, (b) (l)	37,115
	(Cost $37,115)
Investments of Cash Collateral for Securities on Loan — 4.4%
	Investment Company — 4.4%
75,204	JPMorgan Prime Money Market Fund, Capital Shares, 0.110%, (b) (l) (Cost $75,204)	75,204

	Total Investments — 103.5% (Cost $1,675,438 )	1,782,040
	Liabilities in Excess of Other Assets — (3.5)%	(60,649)
	NET ASSETS — 100.0%	$1,721,391

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

(excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	18.3%
Oil, Gas & Consumable Fuels	11.7
Industrial Conglomerates	5.4
Multi-Utilities	4.9
Pharmaceuticals	4.6
Insurance	4.5
Trading Companies & Distributors	3.7
Automobiles	3.6
Diversified Telecommunication Services	3.5
Diversified Financial Services	2.9
Auto Components	2.8
Wireless Telecommunication Services	2.7
Electronic Equipment, Instruments & Components	2.7
Metals & Mining	2.4
Chemicals	2.3
Gas Utilities	2.2
Machinery	1.9
Hotels, Restaurants & Leisure	1.9
Tobacco	1.6
Food Products	1.5
Building Products	1.3
Electrical Equipment	1.3
Office Electronics	1.3
Construction Materials	1.3
Software	1.2
Beverages	1.2
Semiconductors & Semiconductor Equipment	1.1
Computers & Peripherals	1.0
Short-Term Investment	2.2
Others (each less than 1.0%)	3.0

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
16,356,429	EUR
14,855,383	for GBP	02/26/10	$23,743	#	$22,677	#	$(1,066)
159,954,274	AUD	02/26/10	145,038		141,184		(3,854)
14,036,474	CHF	02/26/10	13,476		13,234		(242)
14,114,276	DKK	02/26/10	2,816		2,628		(188)
82,616,483	EUR	02/26/10	120,648		114,541		(6,107)
15,797,225	GBP	02/26/10	25,362		25,248		(114)
243,534,567	HKD	02/26/10	31,437		31,372		(65)
8,258,661,485	JPY	02/26/10	93,597		91,500		(2,097)
50,683,478	NOK	02/26/10	8,917		8,548		(369)
237,363,285	SEK	02/26/10	34,216		32,126		(2,090)
34,521,233	SGD	02/26/10	24,750		24,544		(206)
			$524,000		$507,602		$(16,398)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 01/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,350,970	CAD	02/26/10	$5,214		$5,004		$210
29,905,447	CHF	02/26/10	29,417		28,196		1,221
94,470,728	EUR	02/26/10	139,957		130,976		8,981
78,689,067	GBP	02/26/10	129,019		125,766		3,253
330,313,629	HKD	02/26/10	42,624		42,551		73
9,918,172,921	JPY	02/26/10	109,954		109,886		68
21,218,567	TRY	02/26/10	14,177		14,123		54
			$470,362		$456,502		$13,860

_______________________
# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 01/31/10 of the currency being sold, and the value at 01/31/10 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	New Turkish Lira
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments (excluding Investments of Cash collateral for Securities on Loan), of the investments that apply the fair valuation policy for the international investments are approximately $1,659,452,000 and 97.2%, respectively.

International Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	–	11,250	–	11,250
Austria	–	12,005	–	12,005
Belgium	–	34,187	–	34,187
Canada	10,270	–	–	10,270
China	–	38,653	–	38,653
Finland	–	19,077	–	19,077
France	–	208,984	–	208,984
Germany	–	107,286	–	107,286
Greece	–	3,357	–	3,357
Hong Kong	–	30,630	–	30,630
Indonesia	–	21,651	–	21,651
Italy	–	54,402	–	54,402
Japan	–	379,731	–	379,731
Luxembourg	–	19,128	–	19,128
Netherlands	–	172,862	–	172,862
Norway	–	3,066	–	3,066
South Africa	–	15,497	–	15,497
Spain	–	60,761	–	60,761
Switzerland	–	29,903	–	29,903
Taiwan	–	18,031	–	18,031
Turkey	–	13,752	–	13,752
United Kingdom	–	405,238	–	405,238
Total Common Stocks	10,270	1,659,451	–	1,669,721
Short-Term Investment
Investment Company	37,115	-	–	37,115
Investment of Cash Collateral for Securities on Loan
Investment Company	75,204	-	–	75,204
Total Investments in Securities	$122,589	$1,659,451	$–	$1,782,040

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$13,860	$–	$13,860

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(16,398)	$–	$(16,398)

JPMorgan International Value SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.9%
	Australia — 1.7%
260	Santos Ltd. (m)	3,004

	Austria — 1.9%
83	OMV AG (m)	3,252

	Belgium — 5.2%
109	Anheuser-Busch InBev N.V. (m)	5,421
86	KBC Groep N.V. (a) (m)	3,708

		9,129
	Canada — 1.5%
36	First Quantum Minerals Ltd. (m)	2,630

	China — 4.9%
2,113	China Merchants Bank Co., Ltd., Class H (m)	4,852
902	China Shenhua Energy Co., Ltd., Class H (m)	3,843

		8,695
	Finland — 0.1%
91	Ruukki Group OYJ (a)	261

	France — 14.2%
84	Cie de Saint-Gobain (m)	4,008
78	Compagnie Generale des Etablissements Michelin, Class B (m)	6,067
78	Lafarge S.A. (m)	5,794
266	Rhodia S.A. (a) (m)	4,728
80	Sodexo (a)	4,387

		24,984
	Germany — 9.0%
59	Hamburger Hafen und Logistik AG	2,194
148	Lanxess AG (m)	5,603
53	Muenchener Rueckversicherungs AG (m)	8,005

		15,802
	Greece — 0.5%
165	Sidenor Steel Products Manufacturing Co. S.A. (a) (m)	816

	Indonesia — 1.6%
7,162	Perusahaan Gas Negara PT (m)	2,868

	Italy — 8.2%
1,479	Snam Rete Gas S.p.A. (m)	6,960
2,733	UniCredit S.p.A. (a) (m)	7,537

		14,497
	Japan — 28.7%
132	Aisin Seiki Co., Ltd. (m)	3,475
579	Chiba Bank Ltd. (The) (m)	3,495
747	Fujitsu Ltd. (m)	4,556
1	Japan Tobacco, Inc. (m)	3,338
850	Marubeni Corp. (m)	4,936
786	Mitsubishi Electric Corp. (a) (m)	6,125
348	Mitsui & Co., Ltd. (m)	5,113
231	Mitsui Fudosan Co., Ltd. (m)	3,885
831	Nippon Sheet Glass Co., Ltd. (m)	2,146
1,134	Nippon Yusen KK (m)	3,915
410	Ricoh Co., Ltd. (m)	5,869
705	Sumitomo Heavy Industries Ltd. (a) (m)	3,595

		50,448
	Netherlands — 3.9%
225	Unilever N.V. CVA	6,898

	Norway — 0.3%
44	DnB NOR ASA (a)	502

	South Africa — 2.3%
1,069	African Bank Investments Ltd. (m)	4,130

	Taiwan — 2.0%
377	HON HAI Precision Industry Co., Ltd., GDR (m)	3,448

	Turkey — 1.8%
741	Turkiye Garanti Bankasi A/S (m)	3,108

	United Kingdom — 9.1%
1,137	Cable & Wireless plc (m)	2,570
990	Cairn Energy plc (a) (m)	5,105
441	Cookson Group plc (a) (m)	2,988
1,828	GKN plc (a) (m)	3,339
141	Petropavlovsk plc (a) (m)	1,991

		15,993
	Total Common Stocks (Cost $157,831)	170,465

Short-Term Investment — 2.8%
	Investment Company — 2.8%
4,963	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	4,963
	(Cost $4,963)
	Total Investments — 99.7% (Cost $162,794)	175,428
	Other Assets in Excess of Liabilities — 0.3%	456
	NET ASSETS — 100.0%	$175,884

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY		PERCENTAGE
Commercial Banks	1	3.2%
Oil, Gas & Consumable Fuels		8.7
Auto Components		7.3
Chemicals		5.9
Trading Companies & Distributors		5.7
Gas Utilities		5.6
Insurance		4.6
Food Products		3.9
Building Products		3.5
Electrical Equipment		3.5
Office Electronics		3.3
Construction Materials		3.3
Metals & Mining		3.1
Beverages		3.1
Computers & Peripherals		2.6
Hotels, Restaurants & Leisure		2.5
Diversified Financial Services		2.4
Marine		2.2
Real Estate Management & Development		2.2
Machinery		2.0
Electronic Equipment, Instruments & Components		2.0
Tobacco		1.9
Industrial Conglomerates		1.9
Diversified Telecommunication Services		1.5
Transportation Infrastructure		1.3
Short-Term Investment		2.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CVA —	Dutch Certification
GDR —	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$19,099
Aggregate gross unrealized depreciation	(6,465)
Net unrealized appreciation/depreciation	$12,634
Federal income tax cost of investments	$162,794

International Value SMA Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$3,004	$–	$3,004
Austria	–	3,252	–	3,252
Belgium	–	9,129	–	9,129
Canada	2,630	–	–	2,630
China	–	8,695	–	8,695
Finland	–	261	–	261
France	–	24,984	–	24,984
Germany	–	15,802	–	15,802
Greece	–	816	–	816
Indonesia	–	2,868	–	2,868
Italy	–	14,497	–	14,497
Japan	–	50,448	–	50,448
Netherlands	–	6,898	–	6,898
Norway	–	502	–	502
South Africa	–	4,130	–	4,130
Taiwan	–	3,448	–	3,448
Turkey	–	3,108	–	3,108
United Kingdom	–	15,993	–	15,993
Total Common Stocks	2,630	167,835	–	170,465
Short-Term Investments
Investment Companies	4,963	–	–	4,963
Total Investments in Securities	$7,593	$167,835	$–	$175,428

JPMorgan Intrepid European Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.8%
	Australia — 0.5%
572	Centamin Egypt Ltd. (a) (m)	976

	Austria — 1.1%
57	OMV AG (m)	2,237

	Belgium — 1.1%
15	Delhaize Group (m)	1,161
26	KBC Groep N.V. (a) (m)	1,102

		2,263
	Bermuda — 1.1%
78	Frontline Ltd. (c)	2,347

	Canada — 0.9%
637	Questerre Energy Corp. (a) (m)	1,888

	Denmark — 0.5%
18	FLSmidth & Co. A/S (m)	1,163

	Finland — 5.2%
81	Huhtamaki OYJ (m)	1,091
99	Metso OYJ (m)	3,326
279	Nokia OYJ (m)	3,826
60	Wartsila OYJ	2,811

		11,054
	France — 5.5%
44	AXA S.A. (m)	911
50	France Telecom S.A. (m)	1,151
24	Renault S.A. (a) (m)	1,132
55	Sanofi-Aventis S.A. (m)	4,081
41	SCOR SE (m)	944
60	Total S.A. (m)	3,476

		11,695
	Germany — 15.9%
115	Aixtron AG (m)	3,443
37	Allianz SE (m)	4,085
34	BASF SE (m)	1,926
16	Bayer AG (m)	1,099
25	Daimler AG (m)	1,150
300	Dialog Semiconductor plc (a) (m)	4,185
89	E.ON AG (m)	3,273
136	Freenet AG (a) (m)	1,728
27	Hannover Rueckversicherung AG (a) (m)	1,231
18	HeidelbergCement AG (m)	1,060
125	Infineon Technologies AG (a) (m)	692
73	Lanxess AG (m)	2,769
74	MTU Aero Engines Holding AG (m)	3,807
31	Siemens AG (c)	2,802
4	Wacker Chemie AG (m)	564

		33,814
	Italy — 4.1%
329	Enel S.p.A. (m)	1,769
146	ENI S.p.A. (m)	3,390
315	Intesa Sanpaolo S.p.A. (a) (m)	1,201
153	Trevi Finanziaria S.p.A. (c)	2,483

		8,843
	Netherlands — 6.3%
77	ASML Holding N.V. (m)	2,411
92	CSM (m)	2,533
64	Koninklijke Philips Electronics N.V. (m)	1,930
32	Koninklijke Vopak N.V. (a) (m)	2,416
145	TNT N.V. (m)	4,165

		13,455
	Norway — 6.1%
53	Austevoll Seafood ASA (a) (c) (m)	399
272	DnB NOR ASA (a) (m)	3,068
36	Fred Olsen Energy ASA (m)	1,395
93	Norsk Hydro ASA (a) (m)	674
220	Seadrill Ltd. (c)	4,989
74	TGS Nopec Geophysical Co. ASA (a) (c)	1,407
28	Yara International ASA (m)	1,160

		13,092
	Spain — 7.7%
72	Antena 3 de Television S.A. (m)	765
141	Banco Bilbao Vizcaya Argentaria S.A. (m)	2,146
385	Banco Santander S.A. (c)	5,494
56	Obrascon Huarte Lain S.A. (m)	1,338
17	Repsol YPF S.A. (m)	403
177	Telefonica S.A. (m)	4,235
121	Vueling Airlines S.A. (a) (m)	1,958

		16,339
	Sweden — 5.8%
127	Assa Abloy AB, Class B (m)	2,183
365	Boliden AB (m)	4,874
33	Electrolux AB, Series B (a) (m)	783
74	Skanska AB, Class B (m)	1,151
78	Svenska Cellulosa AB, Class B (m)	1,049
355	Trelleborg AB, Class B (a) (m)	2,434

		12,474
	Switzerland — 5.3%
425	Clariant AG (a) (m)	4,665
124	Novartis AG (m)	6,647

		11,312
	United Kingdom — 28.7%
697	Afren plc (a) (m)	1,002
100	Anglo American plc (a) (m)	3,685
1,008	BP plc (m)	9,405
462	Cookson Group plc (a) (m)	3,133
216	Eurasian Natural Resources Corp. (m)	3,102
543	Gartmore Group Ltd. (a) (m)	1,847
227	GlaxoSmithKline plc (m)	4,412
406	HSBC Holdings plc (m)	4,342
319	IMI plc (m)	2,767
47	Imperial Tobacco Group plc (m)	1,531
293	International Power plc (m)	1,494
247	Kazakhmys plc (a) (m)	4,738
289	Kingfisher plc (m)	973
1,127	Logica plc (m)	2,102
661	Meggitt plc (m)	2,722
75	Next plc (m)	2,327
11	Pearl Group Ltd. (a) (m)	111
177	Petropavlovsk plc (a) (m)	2,503
128	Prudential plc (m)	1,168
160	Standard Chartered plc (m)	3,697
192	Tullett Prebon plc (m)	938
1,011	William Hill plc (m)	3,206

		61,205
	Total Common Stocks (Cost $191,139)	204,157

Short-Term Investment — 2.9%
	Investment Company — 2.9%
6,227	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	6,227
	(Cost $6,227)
Investments of Cash Collateral for Securities on Loan — 6.4%
	Investment Company — 6.4%
13,688	JPMorgan Prime Money Market Fund, Capital Shares, 0.110% (b) (l) (Cost $13,688)	13,688

	Total Investments — 105.1% (Cost $211,054 )	224,072
	Liabilities in Excess of Other Assets — (5.1)%	(10,796)
	NET ASSETS — 100.0%	$213,276

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
(excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Oil, Gas & Consumable Fuels	11.5%
Commercial Banks	10.0
Metals & Mining	9.8
Pharmaceuticals	7.7
Machinery	5.4
Chemicals	5.3
Semiconductors & Semiconductor Equipment	5.1
Insurance	4.0
Industrial Conglomerates	3.7
Energy Equipment & Services	3.7
Aerospace & Defense	3.1
Construction & Engineering	2.9
Diversified Telecommunication Services	2.6
Electric Utilities	2.4
Air Freight & Logistics	2.0
Communications Equipment	1.8
Hotels, Restaurants & Leisure	1.5
Food Products	1.4
Capital Markets	1.3
Transportation Infrastructure	1.1
Multiline Retail	1.1
Automobiles	1.1
Building Products	1.0
IT Services	1.0
Short-Term Investment	3.0
Others (each less than 1.0%)	6.5

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
113	Dow Jones Euro STOXX 50 Index	03/19/10	$4,345	$8
27	FTSE 100 Index	03/19/10	2,222	(1)
				$7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $204,157,000 and 97.0%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$19,212
Aggregate gross unrealized depreciation	(6,194)
Net unrealized appreciation/depreciation	$13,018
Federal income tax cost of investments	$211,054

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$976	$–	$976
Austria	–	2,237	–	2,237
Belgium	–	2,263	–	2,263
Bermuda	–	2,347	–	2,347
Canada	–	1,888	–	1,888
Denmark	–	1,163	–	1,163
Finland	–	11,054	–	11,054
France	–	11,695	–	11,695
Germany	–	33,814	–	33,814
Italy	–	8,843	–	8,843
Netherlands	–	13,455	–	13,455
Norway	–	13,092	–	13,092
Spain	–	16,339	–	16,339
Sweden	–	12,474	–	12,474
Switzerland	–	11,312	–	11,312
United Kingdom	–	61,205	–	61,205
Total Common Stocks	–	204,157	–	204,157
Short-Term Investment
Investment Company	6,227	–	–	6,227
Investments of Cash Collateral for Securities on Loan
Investment Company	13,688	–	–	13,688
Total Investments in Securities	$19,915	$204,157	$–	$224,072

Appreciation in Other Financial Instruments
Futures Contracts	$8	$–	$–	$8

Depreciation in Other Financial Instruments
Futures Contracts	$(1)	$–	$–	$(1)

JPMorgan Intrepid International Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 89.7%
		Australia — 4.6%
853		Alumina Ltd. (a) (m)	1,167
99		Australia & New Zealand Banking Group Ltd. (m)	1,891
210		BHP Billiton Ltd. (m)	7,308
368		Challenger Financial Services Group Ltd. (m)	1,317
63		Flight Centre Ltd. (m)	1,109
35		Leighton Holdings Ltd.	1,191
42		Macquarie Group Ltd. (m)	1,840
45		Newcrest Mining Ltd. (m)	1,253
102		Westpac Banking Corp. (m)	2,134

			19,210
		Austria — 0.5%
19		Andritz AG (m)	1,052
32		Voestalpine AG (m)	1,121

			2,173
		Belgium — 1.1%
23		Anheuser-Busch InBev N.V. (m)	1,154
16		Delhaize Group (m)	1,288
31		KBC Groep N.V. (a) (m)	1,335
30		Umicore (m)	934

			4,711
		China — 0.9%
670		China Merchants Bank Co., Ltd., Class H (m)	1,538
1,744		Industrial & Commercial Bank of China, Class H (m)	1,270
504		Yanzhou Coal Mining Co., Ltd., Class H (m)	984

			3,792
		Denmark — 0.3%
28		D/S Norden (m)	1,229

		Finland — 1.0%
37		Metso OYJ (m)	1,254
145		Nokia OYJ (m)	1,993
40		YIT OYJ (m)	877

			4,124
		France — 8.3%
24		Accor S.A. (m)	1,207
89		AXA S.A. (m)	1,823
41		BNP Paribas (m)	2,935
28		Bouygues S.A. (m)	1,359
12		Casino Guichard Perrachon S.A. (m)	950
23		Cie de Saint-Gobain (m)	1,099
13		Compagnie Generale des Etablissements Michelin, Class B (m)	975
53		France Telecom S.A. (m)	1,221
37		GDF Suez (m)	1,413
14		Lafarge S.A. (m)	1,052
11		LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,219
15		Pernod-Ricard S.A. (m)	1,198
12		PPR (m)	1,425
23		Renault S.A. (a) (m)	1,089
83		Rhodia S.A. (a) (m)	1,469
51		Sanofi-Aventis S.A. (m)	3,736
11		Schneider Electric S.A. (m)	1,128
29		Societe Generale (m)	1,692
15		Technip S.A. (m)	1,029
95		Total S.A. (m)	5,505
33		Vivendi S.A. (m)	867

			34,391
		Germany — 5.6%
15		Allianz SE (m)	1,651
26		BASF SE (m)	1,497
26		Bayer AG (m)	1,807
14		Bilfinger Berger AG (m)	996
52		Daimler AG (m)	2,392
34		Deutsche Bank AG (m)	2,068
46		Deutsche Post AG (m)	807
90		E.ON AG (m)	3,296
24		Lanxess AG (m)	928
9		Linde AG (m)	1,011
16		MTU Aero Engines Holding AG (m)	818
8		Muenchener Rueckversicherungs AG (m)	1,159
15		RWE AG (m)	1,320
31		Siemens AG	2,750
43		Symrise AG (m)	959

			23,459
		Greece — 0.1%
27		Piraeus Bank S.A. (a) (m)	229

		Hong Kong — 3.6%
114		China Mobile Ltd. (m)	1,066
1,127		CNOOC Ltd. (m)	1,580
206		Esprit Holdings Ltd. (m)	1,449
451		Hang Lung Properties Ltd. (m)	1,531
179		Hutchison Whampoa Ltd. (m)	1,218
58		Jardine Strategic Holdings Ltd. (m)	986
216		Kingboard Chemical Holdings Ltd. (m)	915
214		Melco Crown Entertainment Ltd., ADR (a) (m)	765
1,334		Pacific Basin Shipping Ltd. (m)	981
2,272		Shun Tak Holdings Ltd. (m)	1,312
108		Swire Pacific Ltd., Class A (m)	1,166
185		Wharf Holdings Ltd. (m)	913
941		Wynn Macau Ltd. (a) (m)	1,195

			15,077
		India — 0.7%
33		ICICI Bank Ltd., ADR (m)	1,180
334		Yes Bank Ltd. (a) (m)	1,794

			2,974
		Indonesia — 0.2%
1,199		Bank Rakyat Indonesia (m)	972

		Ireland — 0.3%
32		Paddy Power plc (m)	1,066

		Israel — 0.3%
21		Teva Pharmaceutical Industries Ltd., ADR (m)	1,209

		Italy — 2.1%
84		Banca Generali S.p.A. (m)	901
40		Danieli & C Officine Meccaniche S.p.A (m)	976
99		Davide Campari-Milano S.p.A. (m)	993
200		Enel S.p.A. (m)	1,075
67		Fiat S.p.A. (a) (m)	836
461		Intesa Sanpaolo S.p.A. (a) (m)	1,755
757		UniCredit S.p.A. (a) (m)	2,088

			8,624
		Japan — 20.6%
38		Aisin Seiki Co., Ltd. (m)	990
59		Asahi Breweries Ltd. (m)	1,137
147		Asahi Glass Co., Ltd. (m)	1,466
41		Astellas Pharma, Inc. (m)	1,512
108		Brother Industries Ltd. (m)	1,162
42		Canon, Inc. (m)	1,650
–	(h)	Central Japan Railway Co. (m)	728
200		Chiba Bank Ltd. (The) (m)	1,207
55		Dentsu, Inc.	1,268
16		Disco Corp. (m)	893
27		East Japan Railway Co. (m)	1,813
74		Fuji Oil Co., Ltd. (m)	1,062
39		FUJIFILM Holdings Corp. (m)	1,259
177		Fukuyama Transporting Co., Ltd. (m)	837
17		Funai Electric Co., Ltd. (m)	824
55		Hitachi Chemical Co., Ltd. (m)	1,179
69		Hitachi Transport System Ltd. (m)	910
125		Honda Motor Co., Ltd. (m)	4,229
34		Ibiden Co., Ltd. (m)	1,147
248		ITOCHU Corp. (m)	1,936
41		JFE Holdings, Inc. (m)	1,419
147		Kansai Paint Co., Ltd. (m)	1,190
91		Kirin Holdings Co., Ltd. (m)	1,387
62		Komatsu Ltd. (m)	1,250
191		Kubota Corp. (m)	1,718
15		Kyocera Corp. (m)	1,312
44		Makita Corp. (m)	1,480
334		Marubeni Corp. (m)	1,940
41		Matsumotokiyoshi Holdings Co., Ltd. (m)	887
441		Mazda Motor Corp. (a) (m)	1,196
116		Mitsubishi Corp. (m)	2,810
226		Mitsubishi Electric Corp. (a) (m)	1,761
625		Mitsubishi UFJ Financial Group, Inc. (m)	3,214
153		Mitsui & Co., Ltd. (m)	2,250
220		Mitsui OSK Lines Ltd. (m)	1,371
44		Mitsui Sumitomo Insurance Group Holdings, Inc. (m)	1,111
23		Nidec Corp. (m)	2,264
56		Nikon Corp. (m)	1,155
5		Nintendo Co., Ltd. (m)	1,422
323		Nippon Steel Corp. (m)	1,171
45		Nippon Telegraph & Telephone Corp. (m)	1,877
276		Nissan Motor Co., Ltd. (a) (m)	2,240
40		Nitto Denko Corp. (m)	1,533
262		Nomura Holdings, Inc. (m)	1,961
23		ORIX Corp. (m)	1,735
1		Rakuten, Inc. (m)	971
14		Rohm Co., Ltd. (m)	950
9		SMC Corp. (m)	1,026
50		Sony Corp. (m)	1,654
148		Sumitomo Corp. (m)	1,665
136		Sumitomo Electric Industries Ltd. (m)	1,779
41		Sumitomo Mitsui Financial Group, Inc. (m)	1,333
230		Sumitomo Trust & Banking Co., Ltd. (The)	1,274
41		Suzuken Co., Ltd.	1,351
50		Suzuki Motor Corp. (m)	1,137
59		Tokai Rika Co., Ltd. (m)	1,226
6		Yahoo! Japan Corp.	2,150

			85,379
		Luxembourg — 0.7%
49		ArcelorMittal (m)	1,915
50		Tenaris S.A. (m)	1,104

			3,019
		Mexico — 0.8%
30		America Movil S.A.B. de C.V., Series L, ADR (m)	1,313
161		Banco Compartamos S.A. de C.V. (m)	775
236		Grupo Modelo S.A.B. de C.V., Series C (a) (m)	1,166

			3,254
		Netherlands — 3.7%
39		ASML Holding N.V. (m)	1,211
50		CSM (m)	1,365
248		ING Groep N.V. CVA (a) (m)	2,323
17		Koninklijke DSM N.V. (m)	813
70		Koninklijke KPN N.V. (m)	1,151
51		Koninklijke Philips Electronics N.V. (m)	1,532
218		Royal Dutch Shell plc, Class B (m)	5,802
49		Wolters Kluwer N.V. (m)	1,031

			15,228
		Norway — 0.8%
117		DnB NOR ASA (a) (m)	1,321
46		Statoil ASA (m)	1,024
76		Telenor ASA (a) (m)	985

			3,330
		Russia — 0.3%
100		Magnitogorsk Iron & Steel Works, Reg. S, GDR (a) (m)	1,247

		Singapore — 0.3%
230		Wilmar International Ltd. (m)	1,073

		South Korea — 0.9%
14		Hyundai Motor Co. (m)	1,306
4		Samsung Electronics Co., Ltd. (m)	2,424

			3,730
		Spain — 3.4%
140		Banco Bilbao Vizcaya Argentaria S.A. (m)	2,127
333		Banco Santander S.A.	4,761
136		Iberdrola S.A. (m)	1,154
21		Inditex S.A. (m)	1,299
37		Repsol YPF S.A. (m)	885
166		Telefonica S.A. (m)	3,981

			14,207
		Sweden — 1.2%
92		Atlas Copco AB, Class A (m)	1,247
48		Electrolux AB, Series B (a) (m)	1,139
56		NCC AB, Class B (m)	833
62		Svenska Cellulosa AB, Class B (m)	830
38		Svenska Handelsbanken AB, Class A (m)	994

			5,043
		Switzerland — 7.3%
75		ABB Ltd. (a) (m)	1,353
9		Baloise Holdings AG (m)	784
40		Compagnie Financiere Richemont S.A., Class A (m)	1,369
65		Credit Suisse Group AG (m)	2,802
66		GAM Holding Ltd. (m)	758
18		Holcim Ltd. (a) (m)	1,264
126		Nestle S.A. (m)	5,972
98		Novartis AG (m)	5,246
22		Roche Holding AG (m)	3,682
11		Sonova Holding AG (m)	1,342
4		Swatch Group AG (The) (m)	1,070
40		Temenos Group AG (a) (m)	1,071
102		Xstrata plc (a) (m)	1,654
10		Zurich Financial Services AG (m)	2,082

			30,449
		Taiwan — 0.3%
106		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	1,075

		United Kingdom — 19.8%
37		Anglo American plc (a) (m)	1,349
203		Ashmore Group plc (m)	723
55		AstraZeneca plc (m)	2,544
48		Autonomy Corp. plc (a) (m)	1,201
757		Barclays plc (m)	3,235
68		Bellway plc (m)	803
143		BG Group plc (m)	2,624
1,062		Booker Group plc (m)	776
753		BP plc (m)	7,029
71		British American Tobacco plc (m)	2,355
182		Britvic plc (m)	1,221
525		BT Group plc, Class A (m)	1,145
129		Burberry Group plc (m)	1,261
165		Cairn Energy plc (a) (m)	848
30		Carnival plc (a) (m)	1,092
117		Compass Group plc (m)	797
163		Cookson Group plc (a) (m)	1,108
546		GKN plc (a) (m)	997
197		GlaxoSmithKline plc (m)	3,826
754		HSBC Holdings plc (m)	8,074
56		Imperial Tobacco Group plc (m)	1,802
2,535		Inchcape plc (a) (m)	1,076
71		Intercontinental Hotels Group plc (m)	1,008
185		International Power plc (m)	944
69		Kazakhmys plc (a) (m)	1,323
1,754		Lloyds Banking Group plc (a) (m)	1,410
536		Logica plc (m)	1,000
201		Marks & Spencer Group plc (m)	1,113
144		Michael Page International plc (m)	886
37		Next plc (m)	1,145
62		Petrofac Ltd. (m)	947
53		Petropavlovsk plc (a) (m)	754
209		Prudential plc (m)	1,913
245		PZ Cussons plc (m)	960
25		Reckitt Benckiser Group plc (m)	1,275
57		Rio Tinto plc (m)	2,781
46		SABMiller plc (m)	1,240
85		SSL International plc (m)	1,054
170		Standard Chartered plc (m)	3,919
287		Tesco plc (m)	1,940
85		Unilever plc (m)	2,580
32		Vedanta Resources plc (m)	1,215
2,714		Vodafone Group plc (m)	5,798
207		Wm Morrison Supermarkets plc (m)	953

			82,044
		Total Common Stocks (Cost $315,298)	372,318

Preferred Stocks — 0.6%
		Brazil — 0.3%
35		Petroleo Brasileiro S.A., ADR (m)	1,267

		Germany — 0.3%
21		Henkel AG & Co. KGaA (m)	1,092

		Total Preferred Stocks (Cost $1,258)	2,359

Short-Term Investment — 0.0% (g)
		Investment Company — 0.0% (g)
—	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	—	(h)
		(Cost $–(h))
		Total Investments — 90.3% (Cost $316,556)	374,677
		Other Assets in Excess of Liabilities — 9.7%	40,464
		NET ASSETS — 100.0%	$415,141

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
468	Dow Jones Euro STOXX 50 Index	03/19/10	$17,993	$(60)
129	FTSE 100 Index	03/19/10	10,617	(44)
				$(104)

Summary of Investments by Industry, January 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY		PERCENTAGE

Commercial Banks	1	4.3%
Oil, Gas & Consumable Fuels		7.4
Metals & Mining		6.9
Pharmaceuticals		6.3
Automobiles		3.8
Food Products		3.2
Chemicals		3.1
Capital Markets		2.9
Trading Companies & Distributors		2.8
Insurance		2.8
Diversified Telecommunication Services		2.8
Beverages		2.5
Machinery		2.3
Hotels, Restaurants & Leisure		2.2
Wireless Telecommunication Services		2.2
Industrial Conglomerates		2.0
Electronic Equipment, Instruments & Components		1.8
Food & Staples Retailing		1.8
Semiconductors & Semiconductor Equipment		1.7
Electrical Equipment		1.6
Household Durables		1.6
Electric Utilities		1.5
Construction & Engineering		1.4
Textiles, Apparel & Luxury Goods		1.3
Marine		1.3
Road & Rail		1.1
Auto Components		1.1
Tobacco		1.1
Software		1.0
Multiline Retail		1.0
Diversified Financial Services		1.0
Real Estate Management & Development		1.0
Others (each less than 1.0%)	1	1.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR —	American Depositary Receipt
CVA —	Dutch Certification
GDR —	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments that apply the fair valuation policy for international investments are approximately $365,926,000 and 97.7%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$69,718
Aggregate gross unrealized depreciation	(11,597)
Net unrealized appreciation/depreciation	$58,121
Federal income tax cost of investments	$316,556

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	–		19,210	–	19,210
Austria	–		2,173	–	2,173
Belgium	–		4,711	–	4,711
China	–		3,792	–	3,792
Denmark	–		1,229	–	1,229
Finland	–		4,124	–	4,124
France	–		34,391	–	34,391
Germany	–		23,459	–	23,459
Greece	–		229	–	229
Hong Kong	–		15,077	–	15,077
India	–		2,974	–	2,974
Indonesia	–		972	–	972
Ireland	–		1,066	–	1,066
Israel	–		1,209	–	1,209
Italy	–		8,624	–	8,624
Japan	–		85,379	–	85,379
Luxembourg	–		3,019	–	3,019
Mexico	1,941		1,313	–	3,254
Netherlands	–		15,228	–	15,228
Norway	–		3,330	–	3,330
Russia	–		1,247	–	1,247
Singapore	–		1,073	–	1,073
South Korea	–		3,730	–	3,730
Spain	–		14,207	–	14,207
Sweden	–		5,043	–	5,043
Switzerland	–		30,449	–	30,449
Taiwan	–		1,075	–	1,075
United Kingdom	–		82,044	–	82,044
Total Common Stocks	1,941		370,377	–	372,318
Preferred Stocks
Brazil	–		1,267	–	1,267
Germany	–		1,092	–	1,092
Total Preferred Stocks	–		2,359	–	2,359
Short-Term Investments
Investment Companies	–(	h)	–	–	–(	h)
Total Investments in Securities	$1,941		$372,736	$–	$374,677

Depreciation in Other Financial Instruments
Futures Contracts	$(104)		$–	$–	$(104)

JPMorgan Intrepid Japan Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.0%
Consumer Discretionary — 24.2%
		Auto Components — 5.2%
10		Aichi Machine Industry Co., Ltd.	41
1		Aisin Seiki Co., Ltd.	34
3		Denso Corp.	95
3		Koito Manufacturing Co., Ltd.	52
5		NHK Spring Co., Ltd.	43
3		Nissan Shatai Co., Ltd.	25
3		Tachi-S Co., Ltd., Class S	27
1		Takata Corp.	26
2		Tokai Rika Co., Ltd.	36
9		Toyo Tire & Rubber Co., Ltd. (a)	15
1		Toyoda Gosei Co., Ltd.	30
3		Toyota Boshoku Corp.	62
3		Unipres Corp.	43

			529
		Automobiles — 9.3%
9		Honda Motor Co., Ltd.	319
17		Mazda Motor Corp. (a)	46
15		Nissan Motor Co., Ltd. (a)	125
12		Toyota Motor Corp.	446

			936
		Household Durables — 4.7%
2		Foster Electric Co., Ltd.	55
1		Funai Electric Co., Ltd.	45
1		Makita Corp.	37
14		Panasonic Corp.	220
2		Sharp Corp.	24
3		Sony Corp.	90

			471
		Leisure Equipment & Products — 1.1%
1		Mars Engineering Corp.	27
3		Nikon Corp.	57
2		Sega Sammy Holdings, Inc.	24

			108
		Media — 0.7%
4		Daiichikosho Co., Ltd.	43
–	(h)	TV Asahi Corp.	28

			71
		Multiline Retail — 0.3%
1		Don Quijote Co., Ltd.	29

		Specialty Retail — 2.9%
1		Autobacs Seven Co., Ltd.	36
5		EDION Corp.	47
1		Fast Retailing Co., Ltd.	83
4		Kojima Co., Ltd.	25
1		K's Holdings Corp.	41
2		Nafco Co., Ltd.	37
–	(h)	Shimamura Co., Ltd.	26

			295
		Total Consumer Discretionary	2,439
Consumer Staples — 3.1%
		Beverages — 1.5%
2		Asahi Breweries Ltd.	43
7		Kirin Holdings Co., Ltd.	106

			149
		Food & Staples Retailing — 0.5%
1		Cosmos Pharmaceutical Corp.	22
1		Matsumotokiyoshi Holdings Co., Ltd.	24

			46
		Food Products — 1.1%
7		J-Oil Mills, Inc.	22
3		Megmilk Snow Brand Co., Ltd. (a)	48
6		Morinaga Milk Industry Co., Ltd.	24
4		Nisshin Oillio Group Ltd. (The)	21

			115
		Total Consumer Staples	310
Energy — 1.6%
		Oil, Gas & Consumable Fuels — 1.6%
18		Cosmo Oil Co., Ltd.	39
15		Nippon Mining Holdings, Inc.	65
12		Nippon Oil Corp.	56

		Total Energy	160
Financials — 15.5%
		Capital Markets — 1.6%
12		Daiwa Securities Group, Inc.	60
14		Nomura Holdings, Inc.	101

			161
		Commercial Banks — 9.3%
17		Fukuoka Financial Group, Inc.	62
79		Mitsubishi UFJ Financial Group, Inc.	405
21		Mizuho Financial Group, Inc.	41
7		San-In Godo Bank Ltd. (The)	56
8		Sumitomo Mitsui Financial Group, Inc.	271
18		Sumitomo Trust & Banking Co., Ltd. (The)	100

			935
		Consumer Finance — 1.4%
12		Jaccs Co., Ltd.	29
2		ORIX Corp.	114

			143
		Diversified Financial Services — 1.1%
2		Century Tokyo Leasing Corp.	24
3		Japan Securities Finance Co., Ltd.	25
1		Mitsubishi UFJ Lease & Finance Co., Ltd.	38
1		Ricoh Leasing Co., Ltd.	27

			114
		Insurance — 0.7%
24		Fuji Fire & Marine Insurance Co., Ltd. (The) (a)	26
2		Tokio Marine Holdings, Inc.	41

			67
		Real Estate Management & Development — 1.4%
1		Goldcrest Co., Ltd.	29
2		Sumitomo Realty & Development Co., Ltd.	35
20		Tokyo Tatemono Co., Ltd.	80

			144
		Total Financials	1,564
Health Care — 2.5%
		Health Care Equipment & Supplies — 0.3%
7		JMS Co., Ltd.	27

		Pharmaceuticals — 2.2%
1		Astellas Pharma, Inc.	30
4		Kyorin Co., Ltd.	58
1		Santen Pharmaceutical Co., Ltd.	44
1		Takeda Pharmaceutical Co., Ltd.	61
2		Torii Pharmaceutical Co., Ltd.	28

			221
		Total Health Care	248
Industrials — 15.1%
		Air Freight & Logistics — 0.2%
2		Yamato Holdings Co., Ltd.	21

		Building Products — 1.3%
11		Asahi Glass Co., Ltd.	110
3		Sekisui Jushi Corp.	25

			135
		Construction & Engineering — 1.8%
3		COMSYS Holdings Corp.	28
2		JGC Corp.	37
4		Maeda Road Construction Co., Ltd.	30
10		Nippon Road Co., Ltd. (The)	20
10		Taihei Kogyo Co., Ltd.	41
4		Yokogawa Bridge Holdings Corp.	30

			186
		Electrical Equipment — 1.3%
9		Fujikura Ltd.	48
2		Nippon Signal Co., Ltd.	18
5		Sumitomo Electric Industries Ltd.	63

			129
		Machinery — 2.3%
9		Amada Co., Ltd.	60
7		Ebara Corp. (a)	29
4		Kinki Sharyo Co., Ltd.	29
4		Komatsu Ltd.	82
5		NSK Ltd.	36

			236
		Road & Rail — 1.7%
1		East Japan Railway Co.	94
7		Seino Holdings Corp.	47
7		Senko Co., Ltd.	26

			167
		Trading Companies & Distributors — 6.3%
11		JFE Shoji Holdings, Inc.	39
7		Marubeni Corp.	41
8		Mitsubishi Corp.	195
10		Mitsui & Co., Ltd.	148
4		Nagase & Co., Ltd.	46
2		NEC Capital Solutions Ltd.	24
12		Sumitomo Corp.	131

			624
		Transportation Infrastructure — 0.2%
3		Kamigumi Co., Ltd.	23

		Total Industrials	1,521
Information Technology — 16.8%
		Computers & Peripherals — 2.3%
9		Fujitsu Ltd.	55
2		Melco Holdings, Inc.	48
23		Toshiba Corp. (a)	125

			228
		Electronic Equipment, Instruments & Components — 9.2%
4		FUJIFILM Holdings Corp.	112
39		Hitachi Ltd. (a)	133
2		Ibiden Co., Ltd.	51
2		Iriso Electronics Co., Ltd.	27
1		Kyocera Corp.	91
1		Mabuchi Motor Co., Ltd.	49
1		Murata Manufacturing Co., Ltd.	27
1		Nidec Corp.	127
8		Nippon Electric Glass Co., Ltd.	113
4		Taiyo Yuden Co., Ltd.	61
2		TDK Corp.	97
6		Yaskawa Electric Corp.	50

			938
		IT Services — 0.3%
4		Ines Corp.	27

		Office Electronics — 2.4%
6		Canon, Inc.	238

		Semiconductors & Semiconductor Equipment — 2.3%
1		Disco Corp.	50
6		Elpida Memory, Inc. (a)	108
1		Tokyo Electron Ltd.	79

			237
		Software — 0.3%
–	(h)	Nintendo Co., Ltd.	28

		Total Information Technology	1,696
Materials — 10.1%
		Chemicals — 5.8%
5		Daicel Chemical Industries Ltd.	30
10		Denki Kagaku Kogyo KK	41
2		Hitachi Chemical Co., Ltd.	32
3		Kansai Paint Co., Ltd.	24
2		Lintec Corp.	29
16		Mitsubishi Chemical Holdings Corp.	65
17		Mitsui Chemicals, Inc.	45
4		Nippon Shokubai Co., Ltd.	36
8		Nippon Synthetic Chemical Industry Co., Ltd. (The)	57
3		Nitto Denko Corp.	103
6		Shikoku Chemicals Corp.	33
8		Sumitomo Bakelite Co., Ltd.	43
15		Toagosei Co., Ltd.	57

			595
		Metals & Mining — 3.7%
18		Godo Steel Ltd.	37
3		JFE Holdings, Inc.	95
1		Kyoei Steel Ltd.	21
14		Mitsui Mining & Smelting Co., Ltd. (a)	37
23		Nippon Steel Corp.	83
2		Osaka Steel Co., Ltd.	28
5		Sumitomo Metal Mining Co., Ltd.	70

			371
		Paper & Forest Products — 0.6%
12		Chuetsu Pulp & Paper Co., Ltd.	20
1		Nippon Paper Group, Inc.	37

			57
		Total Materials	1,023
Telecommunication Services — 5.5%
		Diversified Telecommunication Services — 1.8%
4		Nippon Telegraph & Telephone Corp.	185

		Wireless Telecommunication Services — 3.7%
–	(h)	KDDI Corp.	121
–	(h)	NTT DoCoMo, Inc.	112
5		Softbank Corp.	135

			368
		Total Telecommunication Services	553
Utilities — 3.6%
		Electric Utilities — 2.3%
5		Kansai Electric Power Co., Inc. (The)	109
1		Okinawa Electric Power Co., Inc. (The)	65
2		Tokyo Electric Power Co., Inc. (The)	51

			225
		Gas Utilities — 0.7%
21		Osaka Gas Co., Ltd.	74

		Independent Power Producers & Energy Traders — 0.6%
2		Electric Power Development Co., Ltd.	61

		Total Utilities	360

		Total Investments — 98.0% (Cost $8,734)	9,874
		Other Assets in Excess of Liabilities — 2.0%	203
		NET ASSETS — 100.0%	$10,077

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(h)	Amount rounds to less than one thousand (shares or dollars).
The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $9,874,000 and 100.0%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$1,294
Aggregate gross unrealized depreciation	(154)
Net unrealized appreciation/depreciation	$1,140
Federal income tax cost of investments	$8,734

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$–	$9,874	$–	$9,874
# Portfolio holdings designated as Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Latin America Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010(Unaudited)
(Amounts in thousands)
SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 72.0%
	Argentina — 5.1%
11	Telecom Argentina S.A., ADR (a) (m)	193
13	Tenaris S.A., ADR (m)	575
3	Ternium S.A., ADR (a) (m)	90

		858
	Brazil — 38.6%
35	All America Latina Logistica S.A. (m)	277
48	BM&F BOVESPA S.A. (m)	323
7	BR Malls Participacoes S.A. (a) (m)	72
54	Brasil Brokers Participacoes S.A. (m)	225
1	BRF - Brasil Foods S.A., ADR (m)	64
11	BRF - Brasil Foods S.A. (m)	259
6	Cia Energetica de Minas Gerais, ADR (m)	103
17	Cia Siderurgica Nacional S.A., ADR (m)	494
35	Duratex S.A. (m)	304
12	Estacio Participacoes S.A. (m)	142
31	Fertilizantes Heringer S.A. (a) (m)	180
13	Fibria Celulose S.A., ADR (a) (m)	230
43	Gol Linhas Aereas Inteligentes S.A., ADR (a) (m)	523
8	Hypermarcas S.A. (a) (m)	92
22	Itau Unibanco Banco Multiplo S.A., ADR (m)	412
66	LLX Logistica S.A. (a) (m)	293
13	Localiza Rent A Car S.A. (m)	139
16	Lojas Renner S.A. (m)	307
4	M Dias Branco S.A. (m)	99
29	MRV Engenharia e Participacoes S.A. (m)	184
3	NET Servicos de Comunicacao S.A., ADR (a) (m)	31
134	OGX Petroleo e Gas Participacoes S.A. (m)	1,192
5	Souza Cruz S.A. (m)	175
9	Sul America S.A. (m)	236
3	Totvs S.A. (m)	157

		6,513
	Canada — 1.7%
22	Pacific Rubiales Energy Corp. (a) (m)	295

	Chile — 2.6%
3,140	Banco Santander Chile S.A. (m)	192
14	Cia Cervecerias Unidas S.A. (m)	112
25	Empresas La Polar S.A. (m)	139

		443
	Mexico — 21.8%
54	Alfa S.A.B. de C.V., Class A	352
19	America Movil S.A.B. de C.V., Series L, ADR (m)	830
45	Banco Compartamos S.A. de C.V. (m)	215
11	Cemex S.A.B. de C.V., ADR (a) (m)	102
41	Genomma Lab Internacional S.A. de C.V., Class B (a) (m)	96
84	Gruma S.A.B. de C.V., Class B (a) (m)	159
2	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	88
140	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	460
263	Grupo Mexico S.A.B. de C.V., Class B (m)	533
3	Grupo Televisa S.A., ADR (m)	57
136	Mexichem S.A.B. de C.V. (m)	292
6	NII Holdings, Inc. (a) (m)	200
136	Urbi Desarrollos Urbanos S.A.B. de C.V. (a) (m)	284

		3,668
	Panama — 0.6%
2	Copa Holdings S.A., Class A (m)	106

	United Kingdom — 1.6%
6	Antofagasta plc (m)	89
23	Wellstream Holdings plc (m)	182

		271
	Total Common Stocks (Cost $10,820)	12,154

Preferred Stocks — 30.8%
	Brazil — 30.8%
30	Bradespar S.A. (m)	617
6	Cia de Bebidas das Americas, ADR (m)	556
3	Cia de Transmissao de Energia Electrica Paulista (m)	87
17	Cia Energetica de Minas Gerais (m)	283
24	Gerdau S.A., ADR (m)	316
47	Itau Unibanco Banco Multiplo S.A. (m)	908
17	NET Servicos de Comunicacao S.A. (a) (m)	196
12	Petroleo Brasileiro S.A., Class A, ADR (m)	432
11	Tam S.A., ADR (m)	207
71	Vale S.A., ADR (m)	1,593

	Total Preferred Stocks (Cost $4,456)	5,195

Short-Term Investment — 4.5%
	Investment Company — 4.5%
755	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)	755
	(Cost $755)
	Total Investments — 107.3% (Cost $16,031)	18,104
	Liabilities in Excess of Other Assets — (7.3)%	(1,238)
	NET ASSETS — 100.0%	$16,866

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE

Metals & Mining	20.6%
Commercial Banks	10.9
Oil, Gas & Consumable Fuels	10.6
Wireless Telecommunication Services	5.7
Airlines	4.6
Energy Equipment & Services	4.2
Beverages	3.7
Food Products	3.2
Paper & Forest Products	2.9
Electric Utilities	2.6
Chemicals	2.6
Household Durables	2.6
Multiline Retail	2.5
Road & Rail	2.3
Transportation Infrastructure	2.1
Industrial Conglomerates	1.9
Diversified Financial Services	1.8
Real Estate Management & Development	1.6
Media	1.6
Insurance	1.3
Consumer Finance	1.2
Diversified Telecommunication Services	1.1
Tobacco	1.0
Short-Term Investment	4.2
Others (each less than 1.0%)	3.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $271,000 and 1.5%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$2,432
Aggregate gross unrealized depreciation	(359)
Net unrealized appreciation/depreciation	$2,073
Federal income tax cost of investments	$16,031

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	–	858	–	858
Brazil	4,656	1,857	–	6,513
Canada	295	–	–	295
Chile	443	–	–	443
Mexico	2,591	1,077	–	3,668
Panama	106	–	–	106
United Kingdom	–	271	–	271
Total Common Stocks	8,091	4,063	–	12,154
Preferred Stocks
Brazil	3,684	1,511	–	5,195
Total Preferred Stocks	3,684	1,511	–	5,195
Short-Term Investments
Investment Companies	755	–	–	755
Total Investments in Securities	$12,530	$5,574	$–	$18,104

JPMorgan Research Market Neutral Fund (formerly JPMorgan Market Neutral Fund)
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 108.2% (j)
Common Stocks — 94.3%
Consumer Discretionary — 9.5%
		Auto Components — 0.6%
129		Johnson Controls, Inc.	3,588

		Diversified Consumer Services — 0.0% (g)
–	(h)	ITT Educational Services, Inc. (a)	10

		Hotels, Restaurants & Leisure — 1.6%
50		Darden Restaurants, Inc.	1,854
223		International Game Technology	4,082
104		Royal Caribbean Cruises Ltd. (a)	2,705
20		Starwood Hotels & Resorts Worldwide, Inc.	656

			9,297
		Household Durables — 0.3%
122		Lennar Corp., Class A	1,878

		Internet & Catalog Retail — 0.2%
7		Amazon.com, Inc. (a)	897

		Media — 3.9%
347		Gannett Co., Inc.	5,603
448		Interpublic Group of Cos., Inc. (a)	2,892
15		Time Warner Cable, Inc.	641
131		Time Warner, Inc.	3,582
326		Walt Disney Co. (The)	9,630

			22,348
		Multiline Retail — 1.7%
266		J.C. Penney Co., Inc.	6,592
58		Kohl's Corp. (a)	2,929

			9,521
		Specialty Retail — 0.8%
89		Lowe's Cos., Inc.	1,923
114		Staples, Inc.	2,665

			4,588
		Textiles, Apparel & Luxury Goods — 0.4%
67		Coach, Inc.	2,333

		Total Consumer Discretionary	54,460
Consumer Staples — 10.6%
		Beverages — 3.0%
196		Coca-Cola Co. (The)	10,611
315		Coca-Cola Enterprises, Inc.	6,350

			16,961
		Food & Staples Retailing — 0.7%
44		CVS/Caremark Corp.	1,412
35		Kroger Co. (The)	739
60		SYSCO Corp.	1,673

			3,824
		Food Products — 1.2%
95		General Mills, Inc.	6,771

		Household Products — 2.4%
148		Kimberly-Clark Corp.	8,801
80		Procter & Gamble Co. (The)	4,912

			13,713
		Tobacco — 3.3%
300		Altria Group, Inc.	5,949
288		Philip Morris International, Inc.	13,107

			19,056
		Total Consumer Staples	60,325
Energy — 3.6%
		Energy Equipment & Services — 1.1%
67		Ensco International plc, (United Kingdom), ADR	2,611
27		Halliburton Co.	774
15		Schlumberger Ltd.	927
23		Transocean Ltd., (Switzerland) (a)	1,932

			6,244
		Oil, Gas & Consumable Fuels — 2.5%
10		Apache Corp.	1,022
44		ConocoPhillips	2,117
44		Devon Energy Corp.	2,924
22		EOG Resources, Inc.	1,953
19		Exxon Mobil Corp.	1,243
26		Noble Energy, Inc.	1,900
37		Occidental Petroleum Corp.	2,893

			14,052
		Total Energy	20,296
Financials — 20.8%
		Capital Markets — 1.3%
22		Goldman Sachs Group, Inc. (The)	3,249
84		Morgan Stanley	2,252
45		State Street Corp.	1,947

			7,448
		Commercial Banks — 2.0%
53		BB&T Corp.	1,480
137		Fifth Third Bancorp	1,708
175		Regions Financial Corp.	1,112
41		SunTrust Banks, Inc.	998
27		SVB Financial Group (a)	1,163
18		TCF Financial Corp.	268
118		Wells Fargo & Co.	3,343
60		Zions Bancorp	1,138

			11,210
		Consumer Finance — 0.7%
105		Capital One Financial Corp.	3,852

		Diversified Financial Services — 0.8%
196		Bank of America Corp.	2,975
537		Citigroup, Inc. (a)	1,783

			4,758
		Insurance — 5.1%
104		ACE Ltd., (Switzerland) (a)	5,117
93		Aflac, Inc.	4,489
40		AON Corp.	1,564
27		Axis Capital Holdings Ltd., (Bermuda)	776
256		Principal Financial Group, Inc.	5,896
114		Prudential Financial, Inc.	5,689
105		RenaissanceRe Holdings Ltd., (Bermuda)	5,694

			29,225
		Real Estate Investment Trusts (REITs) — 10.6%
49		Alexandria Real Estate Equities, Inc.	2,897
289		Apartment Investment & Management Co., Class A	4,442
681		Brandywine Realty Trust	7,645
204		BRE Properties, Inc.	6,536
360		CBL & Associates Properties, Inc.	3,603
76		Digital Realty Trust, Inc.	3,643
148		DuPont Fabros Technology, Inc.	2,456
27		EastGroup Properties, Inc.	1,045
669		Education Realty Trust, Inc.	3,530
36		Federal Realty Investment Trust	2,331
50		Health Care REIT, Inc.	2,129
146		Liberty Property Trust	4,429
41		Mack-Cali Realty Corp.	1,324
176		National Retail Properties, Inc.	3,563
54		Public Storage	4,276
130		Regency Centers Corp.	4,357
97		Senior Housing Properties Trust	2,025

			60,231
		Thrifts & Mortgage Finance — 0.3%
133		New York Community Bancorp, Inc.	2,001

		Total Financials	118,725
Health Care — 8.7%
		Biotechnology — 2.9%
51		Alexion Pharmaceuticals, Inc. (a)	2,356
140		Celgene Corp. (a)	7,934
123		Gilead Sciences, Inc. (a)	5,920

			16,210
		Health Care Equipment & Supplies — 1.2%
58		Baxter International, Inc.	3,340
74		Covidien plc, (Ireland)	3,724

			7,064
		Health Care Providers & Services — 1.3%
83		Aetna, Inc.	2,494
48		Cardinal Health, Inc.	1,597
44		CIGNA Corp.	1,473
31		Medco Health Solutions, Inc. (a)	1,924

			7,488
		Life Sciences Tools & Services — 0.2%
26		Thermo Fisher Scientific, Inc. (a)	1,209

		Pharmaceuticals — 3.1%
121		Abbott Laboratories	6,422
32		Bristol-Myers Squibb Co.	789
239		Merck & Co., Inc.	9,128
22		Teva Pharmaceutical Industries Ltd., (Israel), ADR	1,259

			17,598
		Total Health Care	49,569
Industrials — 9.2%
		Aerospace & Defense — 2.0%
64		Honeywell International, Inc.	2,458
95		Northrop Grumman Corp.	5,386
48		United Technologies Corp.	3,269

			11,113
		Electrical Equipment — 0.1%
7		Emerson Electric Co.	278

		Industrial Conglomerates — 0.1%
41		Textron, Inc.	795

		Machinery — 4.2%
66		Deere & Co.	3,317
83		Eaton Corp.	5,058
273		PACCAR, Inc.	9,831
99		Parker Hannifin Corp.	5,546

			23,752
		Road & Rail — 2.5%
51		CSX Corp.	2,196
97		Norfolk Southern Corp.	4,584
128		Union Pacific Corp.	7,720

			14,500
		Trading Companies & Distributors — 0.3%
73		GATX Corp.	1,919

		Total Industrials	52,357
Information Technology — 19.1%
		Communications Equipment — 2.9%
175		Cisco Systems, Inc. (a)	3,923
117		Juniper Networks, Inc. (a)	2,897
250		QUALCOMM, Inc.	9,811

			16,631
		Computers & Peripherals — 1.4%
102		Hewlett-Packard Co.	4,801
129		SanDisk Corp. (a)	3,276

			8,077
		Electronic Equipment, Instruments & Components — 1.4%
454		Corning, Inc.	8,208

		Internet Software & Services — 1.5%
16		Google, Inc., Class A (a)	8,683

		IT Services — 0.6%
49		Cognizant Technology Solutions Corp., Class A (a)	2,117
86		Genpact Ltd., (Bermuda) (a)	1,186

			3,303
		Semiconductors & Semiconductor Equipment — 10.3%
424		Analog Devices, Inc.	11,442
524		Applied Materials, Inc.	6,386
584		Atmel Corp. (a)	2,711
185		Broadcom Corp., Class A (a)	4,932
643		Intersil Corp., Class A	8,665
184		LSI Corp. (a)	917
264		Marvell Technology Group Ltd., (Bermuda) (a)	4,601
737		National Semiconductor Corp.	9,767
89		Novellus Systems, Inc. (a)	1,856
272		Teradyne, Inc. (a)	2,544
193		Xilinx, Inc.	4,562

			58,383
		Software — 1.0%
194		Microsoft Corp.	5,471

		Total Information Technology	108,756
Materials — 5.2%
		Chemicals — 4.1%
31		Air Products & Chemicals, Inc.	2,370
254		Dow Chemical Co. (The)	6,890
164		E.l. du Pont de Nemours & Co.	5,358
89		PPG Industries, Inc.	5,228
47		Praxair, Inc.	3,510

			23,356
		Metals & Mining — 1.1%
66		Cliffs Natural Resources, Inc.	2,625
25		Freeport-McMoRan Copper & Gold, Inc.	1,660
51		United States Steel Corp.	2,244

			6,529
		Total Materials	29,885
Telecommunication Services — 3.7%
		Diversified Telecommunication Services — 0.9%
176		Verizon Communications, Inc.	5,174

		Wireless Telecommunication Services — 2.8%
128		American Tower Corp., Class A (a)	5,442
101		Crown Castle International Corp. (a)	3,713
2,001		Sprint Nextel Corp. (a)	6,562

			15,717
		Total Telecommunication Services	20,891
Utilities — 3.9%
		Electric Utilities — 1.5%
69		Edison International	2,286
89		FPL Group, Inc.	4,359
200		NV Energy, Inc.	2,300

			8,945
		Multi-Utilities — 1.4%
16		PG&E Corp.	680
48		Public Service Enterprise Group, Inc.	1,462
35		SCANA Corp.	1,261
213		Xcel Energy, Inc.	4,416

			7,819
		Water Utilities — 1.0%
260		American Water Works Co., Inc.	5,668

		Total Utilities	22,432
		Total Common Stocks (Cost $514,428)	537,696
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
500		U.S. Treasury Note, 2.875%, 06/30/10 (k) (Cost $506)	506
SHARES
Short-Term Investment — 13.8%
		Investment Company — 13.8%
78,406		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (Cost $78,406)	78,406
		Total Investments — 108.2% (Cost $593,340)	616,608
		Liabilities in Excess of Other Assets — (8.2)%	(46,551)
		NET ASSETS — 100.0%	$570,057

Short Positions — 94.3%
Common Stocks — 94.3%
Consumer Discretionary — 10.0%
		Automobiles — 0.4%
221		Ford Motor Co. (a)	2,395

		Diversified Consumer Services — 0.5%
47		DeVry, Inc.	2,870

		Hotels, Restaurants & Leisure — 1.4%
8		Burger King Holdings, Inc.	145
68		Carnival Corp. (a)	2,260
79		Marriott International, Inc., Class A	2,071
90		Starbucks Corp. (a)	1,955
48		Yum! Brands, Inc.	1,656

			8,087
		Household Durables — 0.1%
20		Toll Brothers, Inc. (a)	375

		Leisure Equipment & Products — 0.3%
76		Mattel, Inc.	1,500

		Media — 4.9%
85		CBS Corp., Class B	1,104
341		Comcast Corp., Class A	5,396
331		New York Times Co. (The), Class A (a)	4,273
288		News Corp., Class B	4,226
129		Omnicom Group, Inc.	4,556
71		Scripps Networks Interactive, Inc., Class A	3,036
76		Viacom, Inc., Class B (a)	2,221
8		Washington Post Co. (The), Class B	3,347

			28,159
		Multiline Retail — 2.0%
41		Dollar General Corp. (a)	968
456		Macy's, Inc.	7,269
59		Target Corp.	3,014

			11,251
		Specialty Retail — 0.4%
36		Sherwin-Williams Co. (The)	2,306

		Total Consumer Discretionary	56,943
Consumer Staples — 10.8%
		Beverages — 2.3%
222		PepsiCo, Inc.	13,212

		Food & Staples Retailing — 0.6%
24		Costco Wholesale Corp.	1,401
32		Safeway, Inc.	721
35		Whole Foods Market, Inc. (a)	942

			3,064
		Food Products — 4.3%
252		H.J. Heinz Co.	10,999
78		Hershey Co. (The)	2,825
177		Kellogg Co.	9,627
102		Sara Lee Corp.	1,233

			24,684
		Household Products — 1.1%
14		Church & Dwight Co., Inc.	856
66		Colgate-Palmolive Co.	5,294

			6,150
		Personal Products — 2.5%
294		Avon Products, Inc.	8,863
106		Estee Lauder Cos., Inc. (The), Class A	5,583

			14,446
		Total Consumer Staples	61,556
Energy — 3.2%
		Energy Equipment & Services — 1.4%
20		Diamond Offshore Drilling, Inc.	1,785
68		Nabors Industries Ltd., (Bermuda) (a)	1,507
62		Pride International, Inc. (a)	1,829
25		Rowan Cos., Inc. (a)	533
71		Smith International, Inc.	2,153

			7,807
		Oil, Gas & Consumable Fuels — 1.8%
40		Marathon Oil Corp.	1,201
66		Pioneer Natural Resources Co.	2,903
81		Sunoco, Inc.	2,037
203		Tesoro Corp.	2,540
93		Valero Energy Corp.	1,704

			10,385
		Total Energy	18,192
Financials — 20.4%
		Capital Markets — 2.0%
146		Federated Investors, Inc., Class B	3,717
22		Franklin Resources, Inc.	2,223
50		Northern Trust Corp.	2,516
58		T. Rowe Price Group, Inc.	2,878

			11,334
		Commercial Banks — 2.4%
98		BancorpSouth, Inc.	2,244
33		Bank of Hawaii Corp.	1,483
96		First Horizon National Corp. (a)	1,248
86		FirstMerit Corp.	1,761
385		KeyCorp	2,766
34		PNC Financial Services Group, Inc.	1,885
36		UMB Financial Corp.	1,428
20		Westamerica Bancorp	1,123

			13,938
		Consumer Finance — 0.4%
55		American Express Co.	2,075

		Insurance — 5.2%
59		American International Group, Inc. (a)	1,426
14		Everest Re Group Ltd., (Bermuda)	1,158
64		Lincoln National Corp.	1,583
186		Marsh & McLennan Cos., Inc.	3,999
197		MetLife, Inc.	6,944
325		Progressive Corp. (The)	5,382
87		Travelers Cos., Inc. (The)	4,408
186		W.R. Berkley Corp.	4,521

			29,421
		Real Estate Investment Trusts (REITs) — 10.3%
44		AvalonBay Communities, Inc.	3,333
44		Camden Property Trust	1,714
24		Corporate Office Properties Trust	839
541		Developers Diversified Realty Corp.	4,464
295		Douglas Emmett, Inc.	4,078
51		Equity Residential	1,635
57		Essex Property Trust, Inc.	4,550
210		HCP, Inc.	5,959
177		Kilroy Realty Corp.	5,116
142		Macerich Co. (The)	4,385
117		Plum Creek Timber Co., Inc.	4,248
237		Post Properties, Inc.	4,234
81		SL Green Realty Corp.	3,676
117		Sovran Self Storage, Inc.	3,949
55		Tanger Factory Outlet Centers	2,106
58		Ventas, Inc.	2,448
33		Vornado Realty Trust	2,124

			58,858
		Thrifts & Mortgage Finance — 0.1%
44		People's United Financial, Inc.	712

		Total Financials	116,338
Health Care — 8.9%
		Biotechnology — 1.6%
32		Amgen, Inc. (a)	1,866
52		Amylin Pharmaceuticals, Inc. (a)	940
59		Genzyme Corp. (a)	3,220
50		Isis Pharmaceuticals, Inc. (a)	559
23		Onyx Pharmaceuticals, Inc. (a)	659
58		OSI Pharmaceuticals, Inc. (a)	1,998

			9,242
		Health Care Equipment & Supplies — 1.3%
59		Becton, Dickinson & Co.	4,443
28		St. Jude Medical, Inc. (a)	1,054
42		Varian Medical Systems, Inc. (a)	2,135

			7,632
		Health Care Providers & Services — 1.5%
48		DaVita, Inc. (a)	2,889
25		Laboratory Corp. of America Holdings (a)	1,763
34		Quest Diagnostics, Inc.	1,893
56		UnitedHealth Group, Inc.	1,850

			8,395
		Life Sciences Tools & Services — 0.4%
41		Waters Corp. (a)	2,331

		Pharmaceuticals — 4.1%
32		Allergan, Inc.	1,829
214		Eli Lilly & Co.	7,533
195		Johnson & Johnson	12,273
43		Watson Pharmaceuticals, Inc. (a)	1,638

			23,273
		Total Health Care	50,873
Industrials — 9.3%
		Aerospace & Defense — 2.2%
57		General Dynamics Corp.	3,810
56		Lockheed Martin Corp.	4,136
92		Raytheon Co.	4,811

			12,757
		Air Freight & Logistics — 1.8%
62		FedEx Corp.	4,889
98		United Parcel Service, Inc., Class B	5,661

			10,550
		Commercial Services & Supplies — 0.4%
67		Waste Management, Inc.	2,154

		Electrical Equipment — 0.7%
84		Rockwell Automation, Inc.	4,057

		Industrial Conglomerates — 0.6%
42		3M Co.	3,373

		Machinery — 2.0%
33		Caterpillar, Inc.	1,713
49		Danaher Corp.	3,468
98		Illinois Tool Works, Inc.	4,261
65		Ingersoll-Rand plc, (Ireland)	2,103

			11,545
		Road & Rail — 1.6%
208		Heartland Express, Inc.	2,890
166		Knight Transportation, Inc.	2,996
150		Werner Enterprises, Inc.	2,972

			8,858
		Total Industrials	53,294
Information Technology — 19.8%
		Communications Equipment — 1.3%
80		Ciena Corp. (a)	1,017
177		JDS Uniphase Corp. (a)	1,392
253		Nokia OYJ, (Finland), ADR	3,457
231		Tellabs, Inc. (a)	1,488

			7,354
		Computers & Peripherals — 1.0%
295		Dell, Inc. (a)	3,811
72		EMC Corp. (a)	1,203
41		QLogic Corp. (a)	699

			5,713
		Electronic Equipment, Instruments & Components — 0.3%
57		Agilent Technologies, Inc. (a)	1,595

		Internet Software & Services — 1.0%
72		AOL, Inc. (a)	1,714
75		eBay, Inc. (a)	1,726
168		Yahoo!, Inc. (a)	2,516

			5,956
		IT Services — 1.6%
67		Automatic Data Processing, Inc.	2,725
139		SAIC, Inc. (a)	2,552
48		Visa, Inc., Class A	3,921

			9,198
		Semiconductors & Semiconductor Equipment — 12.8%
376		Intel Corp.	7,296
225		KLA-Tencor Corp.	6,346
127		Lam Research Corp. (a)	4,179
525		Linear Technology Corp.	13,695
786		Maxim Integrated Products, Inc.	13,747
505		Microchip Technology, Inc.	13,024
105		NVIDIA Corp. (a)	1,621
236		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	2,397
468		Texas Instruments, Inc.	10,528

			72,833
		Software — 1.8%
75		Adobe Systems, Inc. (a)	2,429
148		Electronic Arts, Inc. (a)	2,410
166		Oracle Corp.	3,816
277		THQ, Inc. (a)	1,394

			10,049
		Total Information Technology	112,698
Materials — 5.5%
		Chemicals — 3.5%
22		Ecolab, Inc.	961
70		H.B. Fuller Co.	1,410
63		Monsanto Co.	4,762
101		Nalco Holding Co.	2,382
218		Olin Corp.	3,594
78		OM Group, Inc. (a)	2,544
21		Potash Corp. of Saskatchewan, Inc., (Canada)	2,116
89		Valspar Corp.	2,352

			20,121
		Metals & Mining — 2.0%
186		AK Steel Holding Corp.	3,777
253		Alcoa, Inc.	3,219
109		Nucor Corp.	4,433

			11,429
		Total Materials	31,550
Telecommunication Services — 2.5%
		Diversified Telecommunication Services — 1.4%
302		AT&T, Inc.	7,664

		Wireless Telecommunication Services — 1.1%
196		SBA Communications Corp., Class A (a)	6,495

		Total Telecommunication Services	14,159
Utilities — 3.9%
		Electric Utilities — 1.6%
119		FirstEnergy Corp.	5,178
103		Progress Energy, Inc.	3,994

			9,172
		Gas Utilities — 0.3%
35		EQT Corp.	1,541

		Multi-Utilities — 1.4%
111		Consolidated Edison, Inc.	4,855
78		DTE Energy Co.	3,262

			8,117
		Water Utilities — 0.6%
189		Aqua America, Inc.	3,141

		Total Utilities	21,971

		Total Short Positions (Proceeds $540,962)	537,574

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	E-mini S&P 500	03/19/10	$1,070	$(15)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(j)	All or a portion of these securities are segregated for short sales.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of January 31, 2010.
(h)	Amount rounds to less than one thousand (shares or dollars).

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,402
Aggregate gross unrealized depreciation	(10,134)
Net unrealized appreciation/depreciation	$23,268
Federal income tax cost of investments	$593,340

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$54,460	$–	$–	$54,460
Consumer Staples	60,325	–	–	60,325
Energy	17,685	2,611	–	20,296
Financials	118,725	–	–	118,725
Health Care	48,310	1,259	–	49,569
Industrials	52,357	–	–	52,357
Information Technology	108,756	–	–	108,756
Materials	29,885	–	–	29,885
Telecommunication Services	20,891	–	–	20,891
Utilities	22,432	–	–	22,432
Total Common Stocks	533,826	3,870	–	537,696
Debt Security
U.S. Treasury Obligation	–	506	–	506
Short-Term Investment
Investment Company	78,406	–	–	78,406
Total Investments in Securities	$612,232	$4,376	$–	$616,608

Liabilities
Common Stocks
Consumer Discretionary	(56,943)	–	–	(56,943)
Consumer Staples	(61,556)	–	–	(61,556)
Energy	(18,192)	–	–	(18,192)
Financials	(116,338)	–	–	(116,338)
Health Care	(50,873)	–	–	(50,873)
Industrials	(53,294)	–	–	(53,294)
Information Technology	(110,301)	(2,397)	–	(112,698)
Materials	(31,550)	–	–	(31,550)
Telecommunication Services	(14,159)	–	–	(14,159)
Utilities	(21,971)	–	–	(21,971)
Total Liabilities	$(535,177)	$(2,397)	$–	$(537,574)

Depreciation in Other Financial Instruments
Futures Contracts	$(15)	$–	$–	$(15)

JPMorgan Russia Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010(Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.4%
Consumer Discretionary — 4.9%
		Automobiles — 0.8%
18		SOLLERS (a) (m)	237

		Media — 4.1%
83		CTC Media, Inc. (a) (m)	1,122
24		RBC Information Systems (a) (m)	26
1		RBC Information Systems, ADR (a) (m)	6

			1,154
		Total Consumer Discretionary	1,391
Consumer Staples — 13.7%
		Food & Staples Retailing — 12.5%
32		DIXY Group OJSC (a) (m)	269
11		Magnit OAO (m)	737
31		Magnit OAO, ADR (e) (m)	474
19		Magnit OAO, ADR (a) (e) (m)	290
45		Magnit OAO, Reg. S, GDR (m)	684
34		X 5 Retail Group NV, Reg. S, GDR (a) (m)	1,100

			3,554
		Food Products — 1.2%
27		Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	350

		Total Consumer Staples	3,904
Energy — 24.1%
		Energy Equipment & Services — 0.7%
13		Eurasia Drilling Co., Ltd., Reg. S, (Cyprus), GDR (m)	175
1		TMK OAO, Reg. S, GDR (a) (m)	27

			202
		Oil, Gas & Consumable Fuels — 23.4%
11		BMB Munai, Inc., (United States) (a) (m)	13
153		Dragon Oil plc, (Ireland) (a) (m)	987
51		Gazprom OAO, ADR (m)	1,238
35		KazMunaiGas Exploration Production, (Kazakhstan), GDR (m)	893
10		Lukoil OAO, ADR (m)	571
99		Rosneft Oil Co., GDR (a) (m)	755
89		Surgutneftegaz, ADR (m)	745
38		Tatneft, GDR (m)	1,181
43		Urals Energy PCL, (Cyprus) (a) (m)	5
27		Zhaikmunai LP, (Kazakhstan), GDR (a) (e) (m)	224

			6,612
		Total Energy	6,814
Financials — 15.1%
		Commercial Banks — 14.6%
45		Bank St. Petersburg OJSC (a) (m)	151
13		Halyk Savings Bank of Kazakhstan JSC, Reg. S, (Kazakhstan), GDR (a) (m)	124
6		Kazkommertsbank, Reg. S, (Kazakhstan), GDR (a) (m)	56
1,348		Sberbank of Russian Federation (m)	3,840

			4,171
		Real Estate Management & Development — 0.5%
–	(h)	Open Investments JSC (a) (m)	12
61		Sistema-Hals, Reg. S, GDR (a) (m)	114
8		XXI Century Investments Public Ltd., (Cyprus) (a) (m)	3

			129
		Total Financials	4,300
Health Care — 0.5%
		Pharmaceuticals — 0.5%
5		Veropharm (a) (m)	152

Industrials — 1.1%
		Airlines — 1.1%
170		Aeroflot - Russian International Airlines (m)	315

Information Technology — 0.3%
		Communications Equipment — 0.3%
50		Sitronics, Reg. S, GDR (a) (m)	75

Materials — 19.3%
		Chemicals — 1.3%
18		Uralkali, Reg. S, GDR (a) (m)	382

		Construction Materials — 0.1%
29		Steppe Cement Ltd., (Malaysia) (a) (m)	33

		Metals & Mining — 17.9%
20		Chelyabinsk Zinc Plant, GDR (a) (m)	79
3		KazakhGold Group Ltd., Reg. S., (United Kingdom), GDR (a) (m)	22
85		Magnitogorsk Iron & Steel Works, Reg. S, GDR (a) (m)	1,058
179		MMC Norilsk Nickel, ADR (a) (m)	2,745
27		Novolipetsk Steel OJSC, Reg. S, GDR (a) (m)	805
23		Orsu Metals Corp., (United Kingdom) (a) (m)	9
7		Polyus Gold Co. (m)	329

			5,047
		Paper & Forest Products — 0.0% (g)
15		Kazakhstan Kagazy plc, (Kazakhstan), GDR (a) (e) (m)	3
32		Kazakhstan Kagazy plc, Reg. S, (Kazakhstan), GDR (a) (m)	7

			10
		Total Materials	5,472
Telecommunication Services — 19.9%
		Diversified Telecommunication Services — 7.2%
70		Comstar United Telesystems OJSC, Reg. S, GDR (m)	413
90		Vimpel-Communications, ADR (m)	1,627

			2,040
		Wireless Telecommunication Services — 12.7%
40		Mobile Telesystems OJSC, ADR (m)	1,914
68		Sistema JSFC, Reg. S, GDR (a) (m)	1,703

			3,617
		Total Telecommunication Services	5,657
Utilities — 0.5%
		Electric Utilities — 0.5%
160		Lenenergo OAO (a) (m)	152

		Total Common Stocks (Cost $22,814)	28,232
Short-Term Investment — 0.7%
Investment Company — 0.7%
191		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l)
		(Cost $191)	191
		Total Investments — 100.1% (Cost $23,005)	28,423
		Liabilities in Excess of Other Assets — (0.1)%	(18)
		NET ASSETS — 100.0%	$28,405

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(l)		The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $20,283,000 and 71.4%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$7,717
Aggregate gross unrealized depreciation	(2,299)
Net unrealized appreciation/depreciation	$5,418
Federal income tax cost of investments	$23,005

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,122	$269	$–	$1,391
Consumer Staples	1,033	2,871	–	3,904
Energy	13	6,801	–	6,814
Financials	–	4,300	–	4,300
Health Care	–	152	–	152
Industrials	–	315	–	315
Information Technology	–	75	–	75
Materials	470	5,002	–	5,472
Telecommunication Services	–	5,657	–	5,657
Utilities	–	152	–	152
Total Common Stocks	2,638	25,594	–	28,232
Short-Term Investments
Investment Companies	191	–	–	191
Total Investments in Securities	$2,829	$25,594	$–	$28,423

The following is a summary for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3		Balance as of 1/31/10
Investments in Securities
Common Stocks - Oil, Gas & Consumable Fuels	-	(a)	-	-	-	-	-	(a)	-
Common Stocks - Real Estate Management & Development	-	(a)	-	-	-	-	-	(a)	-
Total	$ -	(a)	$ -	$ -	$ -	$ -	$ -	(a)	$ -

(a) Security has zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

JPMorgan Strategic Preservation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

SHARES			SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 13.6%
	Australia — 0.7%
	14		Australia & New Zealand Banking Group Ltd. (m)	276
	6		Macquarie Group Ltd. (m)	285
				561
	Canada — 0.9%
	4		Agrium, Inc. (m)	201
	8		Barrick Gold Corp. (m)	282
	19		Kinross Gold Corp. (m)	304
				787
	China — 0.9%
	73		China Life Insurance Co., Ltd., Class H (m)	322
	117		China Shenhua Energy Co., Ltd., Class H (m)	497
				819
	France — 0.4%
	7		Total S.A. (m)	384
	Hong Kong — 0.5%
	10		Cheung Kong Holdings Ltd.	118
	56		Wharf Holdings Ltd.	276
				394
	Japan — 0.3%
	3		Daikin Industries Ltd.	100
	2		Nidec Corp.	196
				296
	Luxembourg — 0.5%
	11		ArcelorMittal	445
	Singapore — 0.1%
	26		Wilmar International Ltd.	121
	South Korea — 0.2%
	—	(h)	Samsung Electronics Co., Ltd.	134
	Switzerland — 0.6%
	31		Xstrata plc (a) (m)	502
	Taiwan — 0.6%
	61		HON HAI Precision Industry Co., Ltd.	254
	9		MediaTek, Inc.	146
	60		Taiwan Semiconductor Manufacturing Co., Ltd.	114
				514
	United Kingdom — 1.4%
	19		BG Group plc (m)	352
	50		BP plc (m)	462
	37		Burberry Group plc (m)	357
	8		National Grid plc (m)	82
				1,253
	United States — 6.5%
	4		Apache Corp. (m)	401
	1		Apple, Inc. (a) (m)	252
	6		Celgene Corp. (a) (m)	344
	4		Chevron Corp. (m)	265
	15		Corning, Inc. (m)	276
	9		Freeport-McMoRan Copper & Gold, Inc. (m)	615
	—	(h)	Google, Inc., Class A (a) (m)	248
	6		Hewlett-Packard Co. (m)	261
	5		McDonald's Corp. (m)	307
	18		Microsoft Corp. (m)	504
	2		Monsanto Co. (m)	134
	6		Mosaic Co. (The) (m)	307
	2		Newmont Mining Corp. (m)	90
	7		Norfolk Southern Corp. (m)	351
	6		Schlumberger Ltd. (m)	382
	5		Union Pacific Corp. (m)	293
	3		Verizon Communications, Inc. (m)	98
	17		Walt Disney Co. (The) (m)	510
				5,638
			Total Common Stocks (Cost $11,907)	11,848
PRINCIPAL AMOUNT
Convertible Bonds — 15.5%
			Cayman Islands — 2.5%
	100		Siem Industries, Inc., Series SUB, Zero Coupon, 07/12/17	98
			Transocean, Inc.,
	1,655		Series A, 1.625%, 12/15/37 (m)	1,616
	500		Series B, 1.500%, 12/15/37 (m)	479

				2,193
			France — 1.1%
EUR	289		AXA S.A., Series CS, 2.500%, 01/01/14 (m)	860
EUR	87		Rhodia S.A., 0.500%, 01/01/14 (m)	52

				912
			Germany — 2.0%
EUR	1,200		Kreditanstalt fuer Wiederaufbau, Series DTE, 3.250%, 06/27/13 (m)	1,765

			Luxembourg — 0.0% (g)
EUR	1		ArcelorMittal, 7.250%, 04/01/14	40

			Malaysia — 0.2%
	100		Cherating Capital Ltd., VAR, 2.000%, 07/05/12	110
	100		Paka Capital Ltd., Series PARK, Zero Coupon, 03/12/13	104

				214
			Netherlands — 0.7%
CHF	15		Pargesa Netherlands NV, Series PARG, 1.750%, 06/15/14 (m)	13
EUR	400		Portugal Telecom International Finance BV, Series PTC, 4.125%, 08/28/14	594

				607
			Panama — 0.6%
	520		Carnival Corp., 2.000%, 04/15/21 (m)	547

			Singapore — 0.4%
SGD			CapitaLand Ltd.,
	250		2.875%, 09/03/16	182
	250		3.125%, 03/05/18	176

				358
			United Kingdom — 0.5%
	200		Shire plc, 2.750%, 05/09/14	199
GBP	100		WPP plc, 5.750%, 05/19/14	203

PRINCIPAL AMOUNT
				402
			United States — 7.5%
	100		Alcatel-Lucent USA, Inc., Series A, 2.875%, 06/15/23 (m)	99
	897		Amgen, Inc., 0.125%, 02/01/11 (m)	887
	574		Boston Properties LP, 2.875%, 02/15/37 (m)	564
			EMC Corp.,
	355		1.750%, 12/01/11 (m)	413
	150		1.750%, 12/01/13 (m)	179
	325		Health Care REIT, Inc., 4.750%, 12/01/26 (m)	354
	206		Liberty Media LLC, 3.125%, 03/30/23 (m)	213
			Life Technologies Corp.,
	200		1.500%, 02/15/24 (m)	222
	50		3.250%, 06/15/25 (m)	57
	2,317		Medtronic, Inc., 1.500%, 04/15/11 (m)	2,323
	210		Nabors Industries, Inc., 0.940%, 05/15/11 (m)	208
	520		Swiss Re America Holding Corp., VAR, 3.250%, 11/21/21	492
	320		Symantec Corp., 1.000%, 06/15/13 (m)	343
	156		Tech Data Corp., 2.750%, 12/15/26 (m)	159

				6,513
			Total Convertible Bonds (Cost $13,160)	13,551
Foreign Government Securities — 16.6%
			Australia — 3.0%
AUD	2,800		Australia Government Bond, Series 25CI, 3.031%, 09/20/25	2,605

			France — 2.8%
EUR	300		Government of France, 4.000%, 04/25/14 (m)	446
	2,000		Societe Financement de l'Economie Francaise, 2.875%, 09/22/14 (e) (m)	2,025

				2,471
			Germany — 2.0%
EUR	500		Bundesobligation, 4.000%, 10/11/13 (m)	746
			Bundesrepublik Deutschland,
EUR	350		4.250%, 01/04/14 (m)	527
EUR	300		5.000%, 01/04/12 (m)	446

				1,719
			Greece — 2.6%
			Hellenic Republic Government Bond,
EUR	700		3.800%, 03/20/11 (m)	950
EUR	1,000		4.300%, 03/20/12 (m)	1,300

				2,250
			Ireland — 2.5%
EUR	1,500		Ireland Government Bond, 3.900%, 03/05/12	2,137

			Netherlands — 3.7%
			Kingdom of Netherlands,
EUR	700		3.250%, 07/15/15	1,006
EUR	500		3.750%, 07/15/14 (a)	738
EUR	1,000		4.500%, 07/15/17	1,516

				3,260
			Total Foreign Government Securities (Cost $14,738)	14,442
SHARES
Preferred Stock — 1.2%
	United States — 1.2%
	1		News Corp. Finance Trust II, 0.750%, 03/15/23 (a) (e) (Cost $987)	1,002

PRINCIPAL AMOUNT
Supranational — 1.1%
	1,000		European Investment Bank, 5.000%, 02/08/10 (m) (Cost $1,001)	1,001

U.S. Treasury Obligations — 23.6%
			U.S. Treasury Bonds,
	2,700		7.500%, 11/15/16 (m)	3,443
	2,500		8.750%, 05/15/17 (m)	3,419
	2,000		8.875%, 02/15/19 (m)	2,834
			U.S. Treasury Notes,
	3,000		0.875%, 04/30/11 (m)	3,017
	900		3.875%, 05/15/10 (m)	910
	800		4.000%, 04/15/10 (m)	806
	2,700		4.000%, 02/15/15 (m)	2,916
	3,000		4.250%, 08/15/13 (m)	3,272

			Total U.S. Treasury Obligations (Cost $20,497)	20,617
SHARES
Short-Term Investment — 22.8%
			Investment Company — 22.8%
	19,850		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $19,850)	19,850
			Total Investments — 94.4% (Cost $82,140)	82,311
			Other Assets in Excess of Liabilities — 5.6%	4,900
			NET ASSETS — 100.0%	$87,211

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

U.S. Treasury Obligations	25.0%
Foreign Governments	17.5
Energy Equipment & Services	3.3
Oil, Gas & Consumable Fuels	2.9
Health Care Equipment & Supplies	2.8
Metals & Mining	2.8
Commercial Banks	2.5
Biotechnology	1.8
Computers & Peripherals	1.3
Broadcasting & Cable TV	1.2
Supranational	1.2
Media	1.1
Real Estate Investment Trusts (REITs)	1.1
Multi-line Insurance	1.0
Hotels, Restaurants & Leisure	1.0
Insurance	1.0
Short-Term Investment	24.1
Others (each less than 1.0%)	8.4

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	Euro Bund	03/08/10	2,737	2
81	10 Year U.S. Treasury Note	03/22/10	9,571	8
83	Eurodollar	12/13/10	20,544	25
	Short Futures Outstanding
(11)	Hang Seng Index	02/25/10	(1,431)	21
(100)	Euro Schatz	03/08/10	(15,048)	(46)
(14)	10 Year Commonwealth Treasury Bond	03/15/10	(1,291)	(4)
(83)	Eurodollar	03/15/10	(20,690)	1
(43)	E-mini S&P 500	03/19/10	(2,301)	82
(19)	FTSE 100 Index	03/19/10	(1,564)	17
(64)	2 Year U.S. Treasury Note	03/31/10	(13,949)	(44)
				62

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
262,991	EUR	03/10/10	376	365	(11)
188,219	GBP	03/10/10	306	301	(5)
3,476,498	HKD	03/10/10	449	448	(1)
			1,131	1,114	(17)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 01/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,202,117	AUD	03/10/10	2,916	2,822	94
753,738	CAD	03/10/10	714	705	9
10,584,367	EUR	03/10/10	15,913	14,674	1,239
1,385,041	GBP	03/10/10	2,297	2,213	84
4,345,847	HKD	03/10/10	561	560	1
241,018	SGD	03/10/10	174	171	3
			22,575	21,145	1,430

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2010.

(a)		Non-income producing security.

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.

(h)		Amount rounds to less than one thousand (shares or dollars).

(l)		The rate shown is the current yield as of January 31, 2010.

(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately 5,424,000 and 6.6%, respectively.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	1,265
Aggregate gross unrealized depreciation	(1,094)
Net unrealized appreciation/depreciation	171
Federal income tax cost of investments	82,140

Strategic Preservation Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	–	561	–	561
Canada	787	–	–	787
China	–	819	–	819
France	–	384	–	384
Hong Kong	–	394	–	394
Japan	–	296	–	296
Luxembourg	–	445	–	445
Singapore	–	121	–	121
South Korea	–	134	–	134
Switzerland	–	502	–	502
Taiwan	–	514	–	514
United Kingdom	–	1,253	–	1,253
United States	5,638	–	–	5,638
Total Common Stocks	6,425	5,423	–	11,848
Preferred Stocks
United States	–	1,002	–	1,002
Total Preferred Stocks	–	1,002	–	1,002
Debt Securities
Convertible Bonds
Cayman Islands	–	2,193	–	2,193
France	–	912	–	912
Germany	–	1,765	–	1,765
Luxembourg	–	40	–	40
Malaysia	–	214	–	214
Netherlands	–	607	–	607
Panama	–	547	–	547
Singapore	–	358	–	358
United Kingdom	–	402	–	402
United States	–	6,513	–	6,513
Foreign Government Securities	–	14,442	–	14,442
Supranational	–	1,001	–	1,001
U.S. Treasury Obligations	–	20,617	–	20,617
Short-Term Investment
Investment Companies	19,850	–	–	19,850
Total Investments in Securities	26,275	56,036	–	82,311

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	1,430	–	1,430
Futures Contracts	156	–	–	156
Total Appreciation in Other Financial Instruments	156	1,430	–	1,586

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	(17)	–	(17)
Futures Contracts	(94)	–	–	(94)
Total Depreciation in Other Financial Instruments	(94)	(17)	–	(111)

JPMorgan Tax Aware Disciplined Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.5%
Consumer Discretionary — 10.9%
	Auto Components — 1.2%
177	Johnson Controls, Inc.	4,920

	Hotels, Restaurants & Leisure — 2.0%
41	Carnival Corp. (a)	1,351
56	International Game Technology	1,026
85	Starwood Hotels & Resorts Worldwide, Inc.	2,837
100	Yum! Brands, Inc.	3,408

		8,622
	Household Durables — 0.3%
82	KB Home	1,248

	Internet & Catalog Retail — 0.4%
14	Amazon.com, Inc. (a)	1,742

	Media — 3.9%
116	Comcast Corp., Class A	1,842
226	Time Warner, Inc.	6,207
281	Walt Disney Co. (The)	8,311

		16,360
	Specialty Retail — 1.6%
46	Advance Auto Parts, Inc.	1,832
220	Staples, Inc.	5,172

		7,004
	Textiles, Apparel & Luxury Goods — 1.5%
43	Coach, Inc.	1,488
40	Nike, Inc., Class B	2,582
30	V.F. Corp.	2,144

		6,214
	Total Consumer Discretionary	46,110
Consumer Staples — 9.7%
	Beverages — 1.8%
46	Coca-Cola Co. (The)	2,522
85	PepsiCo, Inc.	5,057

		7,579
	Food & Staples Retailing — 3.4%
191	CVS/Caremark Corp.	6,191
94	SYSCO Corp.	2,627
104	Wal-Mart Stores, Inc.	5,553

		14,371
	Food Products — 0.5%
30	General Mills, Inc.	2,159

	Household Products — 2.8%
190	Procter & Gamble Co. (The)	11,709

	Tobacco — 1.2%
114	Philip Morris International, Inc.	5,195

	Total Consumer Staples	41,013
Energy — 11.1%
	Energy Equipment & Services — 1.8%
20	Baker Hughes, Inc.	888
75	Schlumberger Ltd.	4,784
22	Transocean Ltd., (Switzerland) (a)	1,845

		7,517
	Oil, Gas & Consumable Fuels — 9.3%
30	Anadarko Petroleum Corp.	1,921
52	Apache Corp.	5,115
105	ConocoPhillips	5,051
76	Devon Energy Corp.	5,067
28	EOG Resources, Inc.	2,519
151	Exxon Mobil Corp.	9,742
108	Occidental Petroleum Corp.	8,499
33	Southwestern Energy Co. (a)	1,413

		39,327
	Total Energy	46,844
Financials — 13.1%
	Capital Markets — 4.2%
177	Bank of New York Mellon Corp. (The)	5,136
46	Goldman Sachs Group, Inc. (The)	6,908
161	Morgan Stanley	4,303
65	TD AMERITRADE Holding Corp. (a)	1,146

		17,493
	Commercial Banks — 3.4%
74	BB&T Corp.	2,058
211	U.S. Bancorp	5,300
251	Wells Fargo & Co.	7,131

		14,489
	Diversified Financial Services — 2.8%
513	Bank of America Corp.	7,783
774	Citigroup, Inc. (a)	2,569
82	NASDAQ OMX Group, Inc. (The) (a)	1,471

		11,823
	Insurance — 2.7%
45	ACE Ltd., (Switzerland) (a)	2,198
58	Aflac, Inc.	2,791
49	MetLife, Inc.	1,715
42	Principal Financial Group, Inc.	973
76	Prudential Financial, Inc.	3,798

		11,475
	Total Financials	55,280
Health Care — 12.8%
	Biotechnology — 1.8%
90	Celgene Corp. (a)	5,125
54	Gilead Sciences, Inc. (a)	2,597

		7,722
	Health Care Equipment & Supplies — 1.9%
56	Baxter International, Inc.	3,230
95	Covidien plc, (Ireland)	4,828

		8,058
	Health Care Providers & Services — 1.7%
128	Aetna, Inc.	3,839
64	Cardinal Health, Inc.	2,127
18	WellPoint, Inc. (a)	1,138

		7,104
	Pharmaceuticals — 7.4%
150	Abbott Laboratories	7,938
89	Bristol-Myers Squibb Co.	2,175
278	Merck & Co., Inc.	10,631
556	Pfizer, Inc.	10,369

		31,113
	Total Health Care	53,997
Industrials — 9.1%
	Aerospace & Defense — 2.7%
30	Boeing Co. (The)	1,832
61	Honeywell International, Inc.	2,370
104	United Technologies Corp.	7,051

		11,253
	Electrical Equipment — 1.3%
63	Cooper Industries plc	2,718
66	Emerson Electric Co.	2,736

		5,454
	Machinery — 2.8%
102	Deere & Co.	5,100
130	PACCAR, Inc.	4,676
39	Parker Hannifin Corp.	2,187

		11,963
	Road & Rail — 2.3%
203	Norfolk Southern Corp.	9,537

	Total Industrials	38,207
Information Technology — 20.5%
	Communications Equipment — 4.5%
435	Cisco Systems, Inc. (a)	9,779
136	Juniper Networks, Inc. (a)	3,367
145	QUALCOMM, Inc.	5,692

		18,838
	Computers & Peripherals — 5.8%
38	Apple, Inc. (a)	7,390
263	Hewlett-Packard Co.	12,373
40	International Business Machines Corp.	4,906

		24,669
	Electronic Equipment, Instruments & Components — 0.9%
211	Corning, Inc.	3,820

	Internet Software & Services — 2.3%
18	Google, Inc., Class A (a)	9,654

	IT Services — 0.6%
10	MasterCard, Inc., Class A	2,620

	Semiconductors & Semiconductor Equipment — 1.4%
231	Applied Materials, Inc.	2,819
127	Xilinx, Inc.	2,994

		5,813
	Software — 5.0%
608	Microsoft Corp.	17,121
165	Oracle Corp.	3,816

		20,937
	Total Information Technology	86,351
Materials — 3.8%
	Chemicals — 2.5%
167	Dow Chemical Co. (The)	4,519
35	Monsanto Co.	2,636
46	Praxair, Inc.	3,483

		10,638
	Metals & Mining — 1.3%
78	Freeport-McMoRan Copper & Gold, Inc.	5,213

	Total Materials	15,851
Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.6%
170	AT&T, Inc.	4,320
221	Verizon Communications, Inc.	6,500

		10,820
	Wireless Telecommunication Services — 0.3%
379	Sprint Nextel Corp. (a)	1,243

	Total Telecommunication Services	12,063
Utilities — 1.6%
	Electric Utilities — 1.6%
136	Edison International	4,525
71	Southern Co.	2,288

	Total Utilities	6,813
	Total Common Stocks (Cost $331,764)	402,529
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.4%
1,880	U.S. Treasury Note, 2.875%, 06/30/10 (k) (Cost $1,899)	1,901
SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
16,861	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $16,861)	16,861
	Total Investments — 99.9% (Cost $350,524)	421,291
	Other Assets in Excess of Liabilities — 0.1%	415
	NET ASSETS — 100.0%	$421,706

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
58	S&P 500 Index	03/18/10	$15,521	$(576)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$74,395
Aggregate gross unrealized depreciation	(3,628)
Net unrealized appreciation/depreciation	$70,767
Federal income tax cost of investments	$350,524

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$46,110	$–	$–	$46,110
Consumer Staples	41,013	–	–	41,013
Energy	46,844	–	–	46,844
Financials	55,280	–	–	55,280
Health Care	53,997	–	–	53,997
Industrials	38,207	–	–	38,207
Information Technology	86,351	–	–	86,351
Materials	15,851	–	–	15,851
Telecommunication Services	12,063	–	–	12,063
Utilities	6,813	–	–	6,813
Total Common Stocks	402,529	–	–	402,529
Debt Securities
U.S. Treasury Obligation	–	1,901	–	1,901
Short-Term Investment
Investment Company	16,861	–	–	16,861
Total Investments in Securities	$419,390	$1,901	$–	$421,291

Depreciation in Other Financial Instruments
Futures Contracts	$(576)	$–	$–	$(576)

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 92.3%
	Alabama — 0.3%
	Education — 0.3%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,124

	Arizona — 2.8%
	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/15	183

	General Obligation — 0.9%
	City of Goodyear,
1,175	GO, FSA, 6.000%, 07/01/15	1,397
1,225	GO, FSA, 6.000%, 07/01/16	1,465
1,300	GO, FSA, 6.000%, 07/01/17	1,562
1,375	GO, FSA, 6.000%, 07/01/18	1,654
1,400	GO, FSA, 6.000%, 07/01/18	1,663
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	4,007
1,000	Maricopa County Unified School District No. 48-Scottsdale, School Improvement Project, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/15	1,122
6,760	Maricopa County Unified School District No. 4-Mesa, School Improvement Project 2005, Series C, GO, 4.250%, 07/01/14	7,413
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,290
1,500	Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2004, Series B, GO, FSA, 5.000%, 07/01/15	1,705

		31,278
	Hospital — 0.8%
	Arizona Health Facilities Authority, Banner Health,
2,000	Series D, Rev., 5.000%, 01/01/11	2,078
2,000	Series D, Rev., 5.000%, 01/01/12	2,122
5,000	Series D, Rev., 5.000%, 01/01/17	5,347
3,215	Series D, Rev., 5.000%, 01/01/18	3,253
2,500	Series D, Rev., 5.000%, 01/01/18	2,539
3,000	Series D, Rev., 5.500%, 01/01/18	3,212
2,500	Arizona Health Facilities Authority, Phoenix Children's Hospital, Series A, Rev., VAR, 1.200%, 02/04/10	2,260
	Scottsdale IDA,
4,615	Series A, Rev., 5.000%, 09/01/12	4,815
2,250	Series A, Rev., 5.000%, 09/01/14	2,373

		27,999
	Other Revenue — 0.1%
1,485	Arizona Power Authority, Crossover, Special Obligation, Series A, Rev., 5.250%, 10/01/12	1,649

	Prerefunded — 0.4%
	Arizona School Facilities Board, State School Trust,
12,040	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	14,307

		14,307
	Special Tax — 0.3%
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 01/01/14	9,690
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,107

		11,797
	Transportation — 0.2%
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	6,177

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/19	1,665

	Total Arizona	95,055

	Arkansas — 0.5%
	General Obligation — 0.2%
8,000	State of Arkansas, Federal Highway Grant, Anticipated Tax Revenue, GO, 5.000%, 08/01/12	8,767

	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., FSA, 4.750%, 11/01/16	6,111

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., FSA, 5.000%, 10/01/18	1,969

	Total Arkansas	16,847

	California — 7.1%
	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	2,074
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/16	1,101
2,025	Series E, Rev., 5.250%, 10/01/16	2,198
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/19	5,986
5,000	Series O, Rev., 5.750%, 05/15/19	5,661
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/15	6,266

		23,286
	General Obligation — 2.6%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	410
2,500	GO, Zero Coupon, 05/01/16	1,961
2,000	GO, Zero Coupon, 05/01/17	1,470
1,490	GO, Zero Coupon, 08/01/19	958
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	1,179
750	El Camino Community College District, Election of 2002, Series B, GO, NATL-RE, FGIC, 4.250%, 08/01/12	807
	Evergreen Elementary School District,
3,000	Series A, GO, FSA, 6.000%, 08/01/13	3,466
1,090	Series A, GO, FSA, 6.000%, 08/01/16	1,313
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, AGC, Zero Coupon, 08/01/14	5,083
5,845	GO, AGC, Zero Coupon, 08/01/15	4,871
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16	269
	Los Angeles Unified School District,
1,000	Series A-1, GO, FSA, 5.000%, 07/01/17	1,086
2,750	Series B, GO, FGIC, 4.750%, 07/01/16	2,863
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/14	1,598
1,220	San Diego Unified School District, Election of 1998, Series F-1, GO, FSA, 5.250%, 07/01/28	1,376
	Santa Monica Community College District, Election of 2007,
2,500	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,464
1,500	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,451
2,700	Saugus Union School District, GO, NATL-RE, FGIC, 5.250%, 08/01/20	3,081
	State of California,
1,000	GO, 5.000%, 08/01/16	1,092
7,500	GO, 5.000%, 02/01/17	7,420
6,060	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14	6,851
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,878
940	GO, 5.000%, 04/01/16	1,026
6,310	GO, 5.000%, 04/01/17	6,825
5,000	GO, 5.000%, 04/01/19	5,198
10,000	GO, 5.500%, 04/01/18	11,011
5,000	GO, 5.500%, 04/01/19	5,336
5,000	GO, 5.625%, 04/01/19	5,175

		87,518
	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/18	1,713
2,000	Series C, Rev., 6.250%, 10/01/18	2,260
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/14	1,025

		4,998
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/14	209

	Other Revenue — 0.3%
3,280	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/17	3,002
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,861
3,110	Simi Valley School Financing Authority, Rev., FSA, 5.000%, 08/01/17	3,433

		9,296
	Prerefunded — 2.0%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,744
340	Series A, Rev., FSA, 5.000%, 07/01/22 (p)	405
5,000	California State Department of Water Resources, Series A, Rev., 5.750%, 05/01/12 (p)	5,608
13,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	15,243
	Golden State Tobacco Securitization Corp., Asset-Backed,
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,417
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,628
4,765	Golden State Tobacco Securitization Corp., Enhanced Asset Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,339
5,000	Menlo Park Community Development Agency, Las Pulgas Community Development Project, Tax Allocation, AMBAC, 5.500%, 06/01/10 (p)	5,188
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	4,340
18,945	GO, 5.125%, 02/01/14 (p)	21,871
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	2,078

		66,861
	Resource Recovery — 0.1%
4,000	California Municipal Finance Authority, Waste Management, Inc. Project, Series A, Rev., VAR, 4.900%, 02/01/13	4,001

	Special Tax — 0.1%
2,805	Burbank California Public Financing Authority Revenue, Golden State Redevelopment Project, Tax Allocation, Series A, FGIC, 5.000%, 12/01/17	2,850

	Transportation — 0.6%
	Los Angeles Department of Airports, Ontario International,
2,790	Series A, Rev., NATL-RE, 4.500%, 05/15/10	2,815
3,080	Series A, Rev., NATL-RE, 4.500%, 05/15/12	3,225
14,450	San Bernardino County Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 05/01/12	15,607

		21,647
	Utility — 0.2%
	California State Department of Water Resources, Power Supply,
850	Series A, Rev., NATL-RE, 5.250%, 05/01/12	927
2,070	Series H, Rev., FSA-CR, 5.000%, 05/01/18	2,260
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,074

		8,261
	Water & Sewer — 0.4%
8,025	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-2, Rev., 7.000%, 12/01/11	8,953
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., FSA-CR, AMBAC, Zero Coupon, 09/01/23	2,200
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/16	1,620
1,370	Rev., NATL-RE, 5.000%, 05/01/16	1,269
1,000	San Luis Obispo County Financing Authority, Nacimento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/17	1,055

		15,097
	Total California	244,024

	Colorado — 1.9%
	Certification of Participation/Lease — 0.2%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/27	6,204

	General Obligation — 1.3%
7,230	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, FSA, 5.000%, 12/15/13	8,283
	Denver City & County, Better Denver & Zoo,
2,235	Series A, GO, 4.000%, 08/01/11	2,351
730	Series A, GO, 4.000%, 08/01/12	787
1,330	Series A, GO, 4.000%, 08/01/13	1,460
460	Series A, GO, 4.000%, 08/01/14	510
	Douglas County School District No Re-1 Douglas & Elbert Counties,
5,275	GO, 5.250%, 12/15/20	6,131
6,950	GO, 5.250%, 12/15/23	8,079
2,345	GO, 5.250%, 12/15/25	2,723
1,660	Highlands Ranch Metropolitan District, Family & Children's Fund Bonds, GO, 5.000%, 12/01/10	1,725
10,000	Jefferson County School District R-001, Series A, GO, FSA, 5.250%, 12/15/12	11,185

		43,234
	Prerefunded — 0.4%
5,000	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.500%, 03/01/12 (p)	5,482
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,579
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,855

		13,916
	Transportation — 0.0% (g)
1,000	Denver City & County, Airport, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,077

	Utility — 0.0% (g)
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/19	1,355

	Water & Sewer — 0.0% (g)
1,000	Superior Metropolitan District No. 1, Rev., AMBAC, 5.000%, 12/01/15	996

	Total Colorado	66,782

	Connecticut — 2.5%
	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/17	1,038

	General Obligation — 2.0%
	City of Greenwich,
8,110	GO, 3.000%, 01/15/13	8,621
325	GO, 4.000%, 06/01/18	342
300	GO, 4.750%, 06/01/18	347
200	GO, 5.000%, 06/01/18	230
	City of Hartford,
1,025	GO, AGC, 5.000%, 11/15/14	1,172
1,325	GO, AGC, 5.000%, 11/15/15	1,517
250	GO, AGC, 5.000%, 11/15/16	286
270	GO, AGC, 5.000%, 11/15/17	308
595	GO, AGC, 5.000%, 11/15/18	675
	State of Connecticut,
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,116
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	5,883
12,990	Series B, GO, NATL-RE, 5.000%, 12/01/12	14,503
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	11,758
5,000	Series D, GO, FSA, 5.000%, 11/15/14	5,780
1,025	Series D, GO, NATL-RE, 5.000%, 12/01/14	1,186
3,000	Series E, GO, 5.000%, 03/15/14	3,432
	State of Connecticut, Economic Recovery,
4,000	Series A, GO, 5.000%, 01/01/15	4,605
4,000	Series D, GO, 5.000%, 01/01/13	4,463
650	Town of Trumbull, GO, 5.000%, 09/15/15	755

		69,979
	Special Tax — 0.3%
8,375	State of Connecticut, Transportation Infrastructure, Special Tax, Series B, FSA, 5.375%, 10/01/10	8,661

	Transportation — 0.0% (g)
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,097

	Water & Sewer — 0.2%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	280
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,453
	State of Connecticut, Revolving Fund,
2,000	Series A, Rev., 5.000%, 06/01/13	2,261
2,100	Series A, Rev., 5.000%, 06/01/19	2,448

		6,442
	Total Connecticut	87,217

	Delaware — 0.4%
	Education — 0.2%
6,000	University of Delaware, Series A, Rev., VAR, 2.000%, 06/01/11	6,071

	General Obligation — 0.0% (g)
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,177

	Other Revenue — 0.2%
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,158
1,000	Series B, Rev., 5.000%, 11/01/18	1,152
1,000	Series B, Rev., 5.000%, 11/01/19	1,136
	Wilmington Parking Authority,
1,500	Rev., 5.250%, 09/15/14	1,697
500	Rev., 5.250%, 09/15/15	565

		5,708
	Transportation — 0.0% (g)
1,675	Delaware Transportation Authority, Motor Fuel Tax Revenue, Unrefunded Balance, Series B, Rev., AMBAC, 5.000%, 07/01/12	1,832

	Total Delaware	14,788

	Florida — 3.2%
	Certificate Of Participation/Lease — 0.3%
	Miami-Dade County, School Board,
2,500	Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/17	2,627
3,405	Series D, COP, FSA-CR, FGIC, 5.000%, 08/01/13	3,455
3,955	Palm Beach County, School Board, Series D, COP, FSA, 5.250%, 08/01/12	4,287

		10,369
	Education — 0.2%
7,060	Florida State Board of Education, Lottery, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/11	7,473

	General Obligation — 0.0% (g)
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	154

	Other Revenue — 0.5%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	1,996
2,355	Rev., AGC, 5.000%, 09/01/18	2,547
1,070	Rev., AGC, 5.000%, 09/01/18	1,136
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,841
5,000	Miami-Dade County, Entitlement, Rev., NATL-RE, FGIC, 5.000%, 08/01/10	5,090
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,876

		17,486
	Prerefunded — 0.7%
4,900	City of Gainesville, Utilities System, Series A, Rev., FSA, 5.000%, 10/01/15 (p)	5,714
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,495
10,000	Lee County, Airport, Series B, Rev., FSA, 5.750%, 10/01/10 (p)	10,471
2,560	Miami-Dade County, Health Facilities Authority, Miami Children's Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,784

		24,464
	Special Tax — 0.5%
200	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, FGIC, 5.750%, 07/01/10	204
	Florida State Department of Environmental Protection, Florida Forever,
1,125	Series A, Rev., 5.000%, 07/01/10	1,146
7,060	Series A, Rev., NATL-RE, 5.375%, 07/01/12	7,634
3,140	Series A, Rev., NATL-RE, 5.375%, 07/01/12	3,395
5,000	Series C, Rev., AMBAC, 5.000%, 07/01/12	5,330

		17,709
	Transportation — 0.1%
2,000	Lee County, Transitional Facilities, Series A, Rev., AMBAC, 5.250%, 10/01/10	2,055

	Utility — 0.0% (g)
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/13	117

	Water & Sewer — 0.9%
	Miami-Dade County, Water & Sewer Systems,
5,000	Rev., XLCA, 5.000%, 10/01/17	5,351
6,000	Series B, Rev., FSA, 5.000%, 10/01/14	6,738
15,180	Series B, Rev., FSA, 5.000%, 10/01/15	17,003

		29,092
	Total Florida	108,919

	Georgia — 5.0%
	Education — 0.0% (g)
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,216

	General Obligation — 3.4%
2,650	Bryan County School District, Sales Tax, GO, 5.000%, 08/01/10	2,713
1,660	City of Marietta, School, Series A, GO, 5.000%, 02/01/16	1,908
5,000	Douglas County School District, GO, FSA, 5.000%, 04/01/17	5,412
1,025	Fulton County School District, GO, 6.375%, 05/01/12	1,144
	Gwinnett County School District,
2,500	GO, 5.000%, 02/01/11	2,617
7,500	GO, 5.000%, 02/01/13	8,405
	Newton County School District,
1,400	GO, 5.000%, 04/01/11	1,475
2,300	GO, 5.000%, 04/01/12	2,509
1,535	Peach County, Sales Tax, GO, 5.000%, 07/01/12	1,682
	State of Georgia,
5,030	Series A, GO, 5.000%, 09/01/12	5,578
3,425	Series A, GO, 5.000%, 09/01/15 (p)	4,000
11,245	Series A-1, GO, 5.000%, 07/01/12	12,404
1,000	Series B, GO, 5.750%, 08/01/17	1,220
14,960	Series C, GO, 5.000%, 07/01/17	17,523
1,120	Series C, GO, 5.500%, 07/01/12	1,248
10,000	Series C, GO, 5.500%, 07/01/14	11,585
2,000	Series C, GO, 6.000%, 07/01/10	2,049
1,700	Series D, GO, 5.250%, 10/01/11	1,834
5,000	Series E, GO, 4.000%, 07/01/13	5,503
3,935	Series E, GO, 5.000%, 08/01/16	4,598
16,535	Series G, GO, 5.000%, 11/01/13	18,923
3,000	Series G, GO, 5.000%, 11/01/14	3,487

		117,817
	Prerefunded — 0.2%
500	De Kalb County School District, Series A, GO, 6.250%, 07/01/10 (p)	513
6,440	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/14 (p)	7,396

		7,909
	Special Tax — 0.3%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., FSA, 5.000%, 06/01/18	11,392

	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/16	8,371
2,000	Rev., NATL-RE, 5.000%, 06/01/16	2,235
5,000	Series A, Rev., 5.000%, 06/01/15	5,709

		16,315
	Utility — 0.2%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,756

	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/19	7,864
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/18	3,851

		11,715
	Total Georgia	173,120

	Hawaii — 2.0%
	General Obligation — 1.1%
	State of Hawaii,
5,515	Series CY, GO, FSA, 5.750%, 02/01/14	6,433
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/14	10,895
7,500	Series DQ, GO, 5.000%, 06/01/15	8,635
10,000	Series DR, GO, 5.000%, 06/01/16	11,514

		37,477
	Prerefunded — 0.3%
9,455	State of Hawaii, Series CZ, GO, FSA, 5.250%, 07/01/12 (p)	10,472

	Transportation — 0.1%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,709
2,575	Rev., 5.000%, 01/01/19	2,917

		4,626
	Water & Sewer — 0.5%
	City & County of Honolulu, Second Bond Resolution,
2,740	Series A, Rev., FSA, 5.000%, 07/01/18	2,942
2,500	Series A, Rev., FSA, 5.000%, 07/01/18	2,721
3,740	Series A, Rev., FSA, 5.000%, 07/01/18	4,041
4,915	Series A, Rev., FSA, 5.000%, 07/01/18	5,244

		14,948
	Total Hawaii	67,523

	Idaho — 0.6%
	Education — 0.1%
2,800	University of Idaho, Series A, Rev., VAR, FSA, 4.375%, 04/01/11	2,906

	Hospital — 0.3%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	8,879

	Other Revenue — 0.2%
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,767

	Total Idaho	19,552

	Illinois — 1.3%
	General Obligation — 0.4%
140	City of Chicago, Series A, GO, FSA, 5.000%, 01/01/13	154
5,000	City of Chicago, Emergency Telephone System, GO, NATL-RE, FGIC, 5.250%, 01/01/14	5,661
3,970	State of Illinois, Series A, GO, FSA, 5.000%, 06/01/14	4,467
1,165	Will County High School District No. 204-Joliet, Series B, GO, NATL-RE, 5.000%, 01/01/13	1,291

		11,573
	Hospital — 0.1%
2,810	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,812

	Prerefunded — 0.3%
3,200	Chicago Housing Authority, Rev., 5.375%, 07/01/12 (p)	3,554
2,000	City of Chicago, Lakefront Millenium Parking Facility, GO, NATL-RE, 5.700%, 01/01/12 (p)	2,233
5,000	City of Chicago, Skyway Toll, Rev., AMBAC, 5.500%, 01/01/11 (p)	5,287
100	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	116
195	Will County School District No. 122, Series 2004-A, GO, FSA, 6.500%, 11/01/10 (p)	204

		11,394
	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., FSA, 5.000%, 07/01/15	3,298
1,160	State of Illinois, Sales Tax, Rev., 5.000%, 06/15/11	1,225

		4,523
	Transportation — 0.4%
5,000	Chicago O'Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	5,242
2,500	Chicago Transit Authority, Federal Transit Administration, Section 5307, Rev., AMBAC, 5.000%, 12/01/16	2,680
5,000	Illinois State Toll Highway Authority, Series A, Rev., FSA, 5.500%, 01/01/15	5,784
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	897

		14,603
	Water & Sewer — 0.0% (g)
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/18	1,180

	Total Illinois	46,085

	Indiana — 1.4%
	Certificate Of Participation/Lease — 0.2%
1,000	Hamilton Heights School Corp., First Mortgage, Rev., COP, FSA, 5.000%, 01/15/13	1,110
5,205	Indianapolis Local Public Improvement Bond Bank, Series 2005-E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,837

		6,947
	Education — 0.1%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,193

	Other Revenue — 0.6%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/15	2,261
160	Indiana Bond Bank, Special Program, Series D, Rev., FSA, 5.000%, 02/01/16	174
10,500	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/17	12,071
1,900	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	2,132
	South Bend Community School Corp., First Mortgage,
1,000	Rev., FSA, 4.000%, 07/05/11	1,048
1,350	Rev., FSA, 5.000%, 07/05/14	1,534
855	Rev., FSA, 5.000%, 01/05/16	970
1,030	Rev., FSA, 5.000%, 07/05/17	1,169

		21,359
	Prerefunded — 0.5%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,366
10,000	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	11,569

		15,935
	Total Indiana	48,434

	Iowa — 0.5%
	General Obligation — 0.2%
	City of Des Moines, Capital Loan Notes,
1,245	Series C, GO, 5.000%, 06/01/12 (w)	1,367
1,090	Series C, GO, 5.000%, 06/01/13 (w)	1,231
3,150	Series C, GO, 5.000%, 06/01/14 (w)	3,624
1,070	Series C, GO, 5.000%, 06/01/15 (w)	1,238

		7,460
	Prerefunded — 0.3%
7,820	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.600%, 06/01/11 (p)	8,406

	Total Iowa	15,866

	Kansas — 2.3%
	General Obligation — 0.2%
	City of Sailna, Internal Improvement,
2,075	Series A, GO, 5.000%, 10/01/17	2,373
2,170	Series A, GO, 5.000%, 10/01/18	2,470

		4,843
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16 (w)	6,614
6,105	Rev., 5.000%, 06/01/17 (w)	6,934

		13,548
	Other Revenue — 0.6%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/15	1,957
	Kansas State Department of Transportation,
5,000	Series A, Rev., 5.000%, 09/01/13	5,691
7,000	Series A, Rev., 5.000%, 09/01/16	8,146
4,800	Series A, Rev., 5.000%, 09/01/18	5,574

		21,368
	Prerefunded — 0.7%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	17,778
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	7,563

		25,341
	Utility — 0.4%
	Wyandotte County-Kansas City Unified Government,
8,930	Series 2004, Rev., AMBAC, 5.650%, 09/01/12	9,868
3,755	Series 2004, Rev., AMBAC, 5.650%, 09/01/14	4,362

		14,230
	Total Kansas	79,330

	Kentucky — 1.2%
	Certificate Of Participation/Lease — 0.1%
4,050	Kentucky Turnpike Authority, Revitalization Project, Series A, Rev., COP, AMBAC, 5.500%, 07/01/12	4,484

	Other Revenue — 0.8%
	Kentucky State Property & Buildings Commission, Project No. 89,
1,000	Rev., FSA, 5.000%, 11/01/18	1,075
6,145	Rev., FSA, 5.000%, 11/01/18	6,692
	Louisville & Jefferson County Metro Government Board of Water Works,
13,225	Series A, Rev., 5.000%, 11/15/14	15,345
3,955	Series A, Rev., 5.000%, 11/15/18	4,590

		27,702
	Prerefunded — 0.3%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., NATL-RE, 5.000%, 10/01/13 (p)	5,702
4,030	Rev., NATL-RE, 5.125%, 10/01/13 (p)	4,613

		10,315
	Total Kentucky	42,501

	Louisiana — 0.2%
	Prerefunded — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,018
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,223

		5,241
	Total Louisiana	5,241

	Maryland — 3.9%
	Education — 0.5%
5,580	University System of Maryland, Series A, Rev., VAR, 0.550%, 06/01/10	5,583
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,480
4,340	Series A, Rev., 5.000%, 04/01/17	5,052
4,560	Series A, Rev., 5.000%, 04/01/18	5,297

		18,412
	General Obligation — 2.2%
5,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 05/01/17	5,861
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14	3,056
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	7,695
20,000	State of Maryland, State & Local Facilities Loan , Series C, GO, 5.000%, 11/01/18	23,459
	State of Maryland, State & Local Facilities Loan, Second Series,
8,080	GO, 5.000%, 08/01/11	8,636
6,700	GO, 5.000%, 08/01/13 (p)	7,627
8,000	GO, 5.000%, 08/01/15	9,344
10,000	Series A, GO, 5.000%, 08/01/10	10,242

		75,920
	Other Revenue — 0.6%
	Baltimore Board of School Commissioners,
5,910	Rev., 5.000%, 05/01/14	6,797
4,625	Rev., 5.000%, 05/01/15	5,351
4,725	Rev., 5.000%, 05/01/17	5,476
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,692

		19,316
	Prerefunded — 0.1%
1,430	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Rev., 6.750%, 07/01/10 (p)	1,484
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,164

		2,648
	Transportation — 0.5%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/17	4,317
9,880	Rev., 5.250%, 12/15/17	11,717

		16,034
	Water & Sewer — 0.0% (g)
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,328

	Total Maryland	133,658

	Massachusetts — 3.7%
	Education — 0.4%
	Massachusetts Development Finance Agency, College of the Holy Cross,
1,000	Series B, Rev., 5.000%, 09/01/18	1,115
1,000	Series B, Rev., 5.000%, 09/01/18	1,106
1,100	Series B, Rev., 5.000%, 09/01/18	1,209
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	11,580

		15,010
	General Obligation — 1.3%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,573
	Commonwealth of Massachusetts, Consolidated Lien,
3,050	Series C, GO, FSA, 5.500%, 11/01/10	3,170
4,100	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/13	4,746
10,000	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	11,775
2,455	Series D, GO, 5.250%, 10/01/13 (p)	2,800
10,450	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	11,265

		44,329
	Other Revenue — 0.1%
	Boston Housing Authority,
1,790	Rev., FSA, 5.000%, 04/01/15	2,028
1,770	Rev., FSA, 5.000%, 04/01/17	2,001

		4,029
	Prerefunded — 1.8%
	Commonwealth of Massachusetts, Consolidated Lien,
5,000	Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	6,010
10,000	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	10,780
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,855
2,000	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, NATL-RE-IBC, 5.750%, 12/15/10 (p)	2,082
	Commonwealth of Massachusetts, Special Obligation,
14,900	Rev., FGIC, 5.000%, 01/01/14 (p)	16,831
4,160	Rev., FGIC, 5.250%, 01/01/14 (p)	4,738
11,695	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/14 (p)	13,527

		59,823
	Special Tax — 0.1%
3,840	Massachusetts School Building Authority, Series A, Rev., FSA, 5.000%, 08/15/15	4,137

	Total Massachusetts	127,328

	Michigan — 1.6%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	4,061
4,170	Series A, Rev., 5.000%, 04/01/19	4,690

		8,751
	General Obligation — 0.2%
1,000	Brandon School District, School Building & Site, GO, FSA, 5.000%, 05/01/16	1,101
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,404
2,025	Ypsilanti School District, GO, AGC, Q-SBLF, 4.000%, 05/01/13	2,159

		6,664
	Hospital — 0.1%
3,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	3,160

	Other Revenue — 0.4%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, FSA-CR, FGIC, 5.500%, 01/01/22	11,483
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., FSA, 5.000%, 09/01/15	1,544

		13,027
	Prerefunded — 0.4%
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, 5.000%, 05/01/13 (p)	8,989
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,667

		14,656
	Water & Sewer — 0.2%
540	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	571
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., NATL-RE, 5.250%, 07/01/16	252
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/13	6,315

		7,138
	Total Michigan	53,396

	Minnesota — 1.9%
	Education — 0.0% (g)
1,000	University of Minnesota, Series C, Rev., 5.000%, 12/01/18	1,150

	General Obligation — 1.6%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.000%, 04/01/12	3,189
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,838
4,900	GO, 5.000%, 11/01/16	5,551
9,530	GO, 5.250%, 11/01/12 (p)	10,674
10,000	GO, FSA, 5.000%, 08/01/13	10,962
6,760	Series C, GO, 5.000%, 08/01/16	7,894
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,707

		53,815
	Other Revenue — 0.3%
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	9,725

	Total Minnesota	64,690

	Mississippi — 0.6%
	General Obligation — 0.2%
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,641

	Prerefunded — 0.4%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	13,009

	Total Mississippi	19,650

	Missouri — 3.3%
	General Obligation — 0.1%
	Cass County Reorganized School District No. R-2,
1,000	GO, 5.000%, 03/01/16	1,098
1,000	GO, 5.000%, 03/01/16	1,082

		2,180
	Other Revenue — 1.8%
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.000%, 10/15/13	15,548
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
7,000	Series A, Rev., 5.000%, 01/01/17 (w)	8,164
10,805	Series A, Rev., 5.000%, 01/01/19 (w)	12,586
20,915	Series A, Rev., 5.000%, 01/01/20 (w)	24,209

		60,507
	Prerefunded — 0.0% (g)
1,575	Hazelwood School District, GO, 5.250%, 03/01/13 (p)	1,780

	Transportation — 1.4%
	Missouri Highway & Transportation Commission,
3,730	Series A, Rev., 5.000%, 05/01/16	4,323
4,060	Series A, Rev., 5.000%, 05/01/19	4,662
2,500	Missouri State Highways & Transit Commission, Series A, Rev., 5.000%, 02/01/12	2,702
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,384
7,000	Series A, Rev., 5.000%, 05/01/16	8,006
6,000	Series B, Rev., 5.000%, 05/01/16	6,596
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,801
	Missouri State Highways & Transit Commission, Senior Lien,
5,000	Rev., 5.000%, 02/01/16	5,790
7,000	Rev., 5.000%, 02/01/17	7,793

		49,057
	Total Missouri	113,524

	Nebraska — 0.6%
	Education — 0.3%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/16	4,022
3,715	Rev., AMBAC, 5.000%, 07/15/16	4,080

		8,102
	Utility — 0.3%
7,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	7,750
	Nebraska Public Power District,
250	Series B, Rev., FSA, 5.000%, 01/01/17	278
600	Series B, Rev., FSA, 5.000%, 07/01/17	662
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16	2,767

		11,457
	Total Nebraska	19,559

	Nevada — 1.6%
	Education — 0.4%
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 01/01/16	6,037
6,075	Series B, Rev., AMBAC, 5.000%, 01/01/16	6,329

		12,366
	General Obligation — 0.5%
	Clark County, Flood Control,
7,175	GO, 5.000%, 11/01/10	7,417
5,450	GO, 5.000%, 11/01/13	6,086
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, FSA, 5.000%, 06/01/15	5,246

		18,749
	Prerefunded — 0.5%
3,795	Clark County School District, Series C, GO, FSA, 5.000%, 12/15/15 (p)	4,441
12,140	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	14,139

		18,580
	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., FSA, 5.000%, 07/01/16	5,571

	Total Nevada	55,266

	New Hampshire — 0.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/20	1,158
1,035	Series E, Rev., 5.000%, 01/15/20	1,160
1,195	Series E, Rev., 5.000%, 01/15/20	1,324
1,250	Series E, Rev., 5.000%, 01/15/20	1,373

		5,015
	Total New Hampshire	5,015

	New Jersey — 2.1%
	Education — 0.2%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,219

	General Obligation — 0.4%
	County of Hunterdon, General Improvement,
1,100	GO, 4.000%, 05/01/13	1,205
1,310	GO, 4.000%, 05/01/14	1,450
	State of New Jersey,
2,500	GO, 5.250%, 08/01/20	2,922
3,000	Series N, GO, AMBAC, 5.500%, 07/15/14	3,500
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, Rev., FSA, Zero Coupon, 12/01/20	1,309
	Township of Franklin, Somerset County,
665	GO, 4.000%, 05/01/16	731
1,180	GO, 5.000%, 05/01/17	1,362

		12,479
	Industrial Development Revenue/Pollution Control Revenue — 0.6%
5,000	Garden State Preservation Trust, Series A, Rev., FSA, 5.750%, 11/01/28	6,291
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	5,398
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/15	8,669

		20,358
	Other Revenue — 0.3%
6,000	Garden State Preservation Trust, Series A, Rev., FSA, 5.800%, 11/01/15	7,129
2,750	Tobacco Settlement Financing Corp., Series 1A, Rev., 4.500%, 06/01/17	2,564

		9,693
	Prerefunded — 0.6%
140	Essex County Improvement Authority, County Correctional Facilities Project, Rev., FGIC, 5.750%, 10/01/10 (p)	145
	Garden State Preservation Trust,
2,670	Series A, Rev., FSA, 5.250%, 11/01/13 (p)	3,076
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series C, Rev., FSA-CR, 5.500%, 06/15/13 (p)	5,743
1,500	Series D, Rev., 5.000%, 06/15/14 (p)	1,732
8,120	Tobacco Settlement Financing Corp., Rev., 6.750%, 06/01/13 (p)	9,611

		20,307
	Total New Jersey	71,056

	New Mexico — 1.0%
	General Obligation — 0.2%
5,000	Albuquerque Municipal School District No. 12, GO, 5.000%, 08/01/14	5,768

	Other Revenue — 0.2%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/18	1,804
1,690	Series B, Rev., 5.000%, 06/01/18	1,867
1,820	Series B, Rev., 5.000%, 06/01/18	1,988
1,965	Series B, Rev., 5.000%, 06/01/18	2,125

		7,784
	Special Tax — 0.6%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14	7,829
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/13	11,646

		19,475
	Total New Mexico	33,027

	New York — 8.2%
	Certificate Of Participation/Lease — 0.5%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 07/01/18	16,052

	Education — 1.4%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., FSA, 5.750%, 05/01/18	3,406
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	6,228
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/18	11,080
4,000	Series A, Rev., 5.000%, 03/15/19	4,401
8,000	Series C, Rev., 5.000%, 03/15/14	9,110
6,500	Series C, Rev., 5.000%, 12/15/16	7,121
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	441
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	565
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	744
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/16	1,452
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/18	4,705

		49,253
	General Obligation — 0.1%
	Briarcliff Manor, Public Improvement,
285	Series A, GO, FSA, 5.000%, 09/01/13	324
100	Series A, GO, FSA, 5.000%, 09/01/14	115
1,150	Massapequa Union Free School District, GO, 4.000%, 06/15/12	1,230
2,860	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/13	3,034
200	Sachem Central School District of Holbrook, GO, NATL-RE, FGIC, 5.000%, 10/15/16	231

		4,934
	Hospital — 0.2%
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., FSA, 5.000%, 02/15/14	4,059
2,220	Series D, Rev., FSA, 5.000%, 08/15/14	2,519
510	Series D, Rev., FSA, 5.000%, 02/15/17	564

		7,142
	Other Revenue — 1.1%
1,235	New York City Municipal Water Finance Authority, Fiscal Year 2010, Series BB, Rev., 2.500%, 06/15/13	1,285
400	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	451
395	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/15	434
	New York State Dormitory Authority, Construction Services Contract,
10,000	Series A, Rev., 5.000%, 07/01/19	10,710
7,000	Series A, Rev., 5.000%, 07/01/19	7,454
1,165	New York State Environmental Facilities Corp., State Water, Revolving Funds, Series E, Rev., NATL-RE, 6.000%, 06/15/10	1,189
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	5,707
5,000	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/11	5,275
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/12	5,488

		37,993
	Prerefunded — 1.7%
	Metropolitan Transportation Authority,
5,000	Series A, Rev., FGIC, 5.250%, 11/15/11 (p)	5,416
1,040	Series A, Rev., FGIC, 6.125%, 04/01/10 (p)	1,051
5,000	Series A, Rev., NATL-RE, 5.250%, 10/01/10 (p)	5,172
15,400	New York City Municipal Water Finance Authority, Rev., 5.500%, 06/15/10 (p)	15,863
11,285	New York City Transitional Finance Authority, Future Tax Secured,
	Series C, Rev., 5.875%, 05/01/10 (p)	11,562
3,000	New York State Dormitory Authority, State University Educational Facilities, Rev., FGIC, 5.250%, 05/15/10 (p)	3,075
	New York State Thruway Authority,
5,000	Series A, Rev., 5.500%, 03/15/12 (p)	5,514
5,000	Series A, Rev., NATL-RE, 5.250%, 04/01/13 (p)	5,658
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,465

		59,776
	Special Tax — 1.4%
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series A, Rev., VAR, 5.500%, 11/01/11	5,386
4,985	Series B, Rev., 5.000%, 05/01/17	5,642
3,750	Series B, Rev., 5.000%, 11/01/19	4,212
	New York Local Government Assistance Corp.,
5,805	Rev., 5.500%, 04/01/19	6,909
7,875	Series A-5/6, Rev., 5.500%, 04/01/19	9,372
	New York State Environmental Facilities Corp.,
1,000	Series A, Rev., 5.000%, 12/15/17	1,119
2,430	Series A, Rev., 5.250%, 12/15/18	2,834
5,000	New York State Thruway Authority, Series A, Rev., 5.250%, 03/15/19	5,806
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/14	5,511

		46,791
	Transportation — 0.6%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/18	1,141
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,865
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/16	7,959
2,535	New York State Thruway Authority, Series B, Rev., AMBAC, 5.000%, 10/01/15	2,775

		18,740
	Utility — 0.2%
5,000	Long Island Power Authority, Series A, Rev., 5.250%, 04/01/19	5,508

	Water & Sewer — 1.0%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,792
	New York City Municipal Water Finance Authority,
380	Series AA, Rev., 5.000%, 06/15/17	433
2,500	Series CC, Rev., 5.000%, 06/15/18	2,635
5,985	Series DD, Rev., 4.500%, 06/15/18	5,902
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	2,819
1,010	New York State Environmental Facilities Corp., Rev., FSA, 5.750%, 06/15/12	1,125
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Series C, Rev., 5.000%, 06/15/17	11,250
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/16	2,513
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,637

		34,106
	Total New York	280,295

	North Carolina — 2.2%
	Certificate Of Participation/Lease — 0.0% (g)
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/16	1,142

	General Obligation — 1.2%
6,200	City of Charlotte, Series B, GO, 5.000%, 06/01/19	7,187
	Durham County,
1,000	GO, 5.000%, 04/01/16	1,162
1,175	GO, 5.000%, 04/01/17	1,371
2,950	Mecklenburg County, Public Improvement, Series B, GO, 5.000%, 02/01/15	3,427
	New Hanover County,
1,240	GO, 5.000%, 12/01/16	1,446
2,000	GO, 5.000%, 12/01/19	2,331
10,000	State of North Carolina, Series B, GO, 5.000%, 04/01/14	11,531
	Wake County, Annual Appropriation, Limited Obligation,
1,205	Rev., 5.000%, 06/01/17	1,380
3,905	Rev., 5.000%, 06/01/19	4,447
5,950	Rev., 5.000%, 06/01/19	6,720

		41,002
	Other Revenue — 0.7%
	City of Charlotte, Equipment Acquisition & Public Facilities,
7,170	Series A, COP, 5.000%, 06/01/12	7,842
8,075	Series A, COP, 5.000%, 06/01/13	9,044
	City of High Point,
1,000	Rev., FSA, 5.000%, 11/01/18	1,078
1,170	Rev., FSA, 5.000%, 11/01/18	1,255
4,155	State of North Carolina, Annual Appropriation, Series A, GO, 5.000%, 05/01/19	4,693

		23,912
	Transportation — 0.2%
6,755	State of North Carolina, Rev., NATL-RE, 5.000%, 03/01/12	7,335

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18	2,721
225	North Carolina Municipal Power Agency No. 1, Catawba Electric, Rev., NATL-RE, 6.000%, 01/01/11	235

		2,956
	Total North Carolina	76,347

	Ohio — 3.4%
	Certificate Of Participation/Lease — 0.2%
2,105	Ohio State Building Authority, Adult Correctional Facilities, Series B, Rev., COP, 5.000%, 10/01/13	2,363
3,260	State of Ohio, Higher Education, Series II-A, Rev., COP, NATL-RE-IBC, 5.500%, 12/01/10	3,403

		5,766
	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17	3,014

	General Obligation — 2.0%
1,390	City of Cleveland, Series A, GO, AMBAC, 5.000%, 10/01/14	1,581
1,875	City of Columbus, Series 1, GO, 5.000%, 07/01/14	2,161
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/14	8,791
2,000	City of Columbus, Various Purpose, Series D, GO, 5.000%, 12/15/11	2,165
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/18	6,607
225	Kettering City School District, School Improvement, GO, FSA, 5.000%, 12/01/14	240
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14 (p)	3,444
4,000	Series B, GO, 5.000%, 09/15/14	4,566
3,165	Series B, GO, 5.000%, 09/15/15	3,621
5,335	Series B, GO, 5.000%, 09/15/16	6,098
10,000	Series C, GO, 5.000%, 09/15/16	11,547
5,325	Series D, GO, 5.000%, 09/15/12	5,896
4,975	State of Ohio, Higher Education, Infrastructure Improvement, Series B, GO, 5.000%, 08/01/19	5,659
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	6,369

		68,745
	Other Revenue — 0.5%
13,985	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	12,945
200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipated Bonds, Rev., AMBAC, 5.000%, 12/01/15	218
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/19	2,461

		15,624
	Prerefunded — 0.2%
200	Greater Cleveland Regional Transit Authority, Capital Improvement, Series A, GO, NATL-RE, 5.625%, 12/01/11 (p)	219
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	7,375

		7,594
	Transportation — 0.0% (g)
1,715	City of Cleveland, Rev., FSA, 5.250%, 09/15/18	1,812

	Utility — 0.1%
5,000	American Municipal Power - Ohio, Inc., Prepayment, Series A, Rev., 5.000%, 02/01/10	5,000

	Water & Sewer — 0.3%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,421
4,650	Series A, Rev., 5.000%, 12/01/18	5,377

		9,798
	Total Ohio	117,353

	Oklahoma — 0.3%
	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,258
3,500	Rev., 5.500%, 09/01/15	3,993
5,210	Rev., 5.500%, 09/01/18	5,893

		11,144
	Total Oklahoma	11,144

	Oregon — 1.9%
	Certificate Of Participation/Lease — 0.4%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/19	3,824
3,350	Series A, COP, 5.000%, 05/01/19	3,714
6,965	Series A, COP, 5.000%, 05/01/19	7,657

		15,195
	General Obligation — 0.6%
1,500	Clackamas County, School District No. 12, GO, FSA GTY, 5.000%, 06/15/18	1,735
1,500	Deschutes County Administrative School, District No. 1, GO, FSA, 5.000%, 06/15/11	1,594
	Portland Community College District,
2,055	GO, 5.000%, 06/15/13	2,322
4,950	GO, FSA, 5.000%, 06/15/14	5,698
7,880	Washington County School District No 1 West Union, Hillsboro, GO, NATL-RE, FGIC, 5.000%, 06/15/13	8,860

		20,209
	Other Revenue — 0.4%
10,060	Oregon State Department of Administrative Services, Rev., FSA, 5.000%, 09/01/12	11,131
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/14	2,964

		14,095
	Prerefunded — 0.2%
5,000	City of Portland, Sewer Systems, First Lien, Series A, Rev., FGIC, 5.750%, 08/01/10 (p)	5,141

	Special Tax — 0.0% (g)
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,455

	Water & Sewer — 0.3%
	City of Portland, Sewer Systems, First Lien,
6,560	Series A, Rev., 5.000%, 06/15/18	7,524
2,000	Series A, Rev., FSA, 5.000%, 10/01/10	2,064

		9,588
	Total Oregon	65,683

	Pennsylvania — 3.5%
	Education — 0.1%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/19	1,405
2,000	Series A, Rev., 5.000%, 03/01/19	2,234

		3,639
	General Obligation — 2.9%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/14	10,277
1,000	Allegheny Valley Joint School District, Series A, GO, NATL-RE, 5.000%, 11/01/14	1,085
2,165	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15	2,505
7,135	Chester County, GO, 5.000%, 07/15/17	7,963
	City of Pittsburgh,
5,850	Series A, GO, FSA, 5.000%, 09/01/11	6,191
9,475	Series A, GO, FSA, 5.000%, 09/01/12	10,248
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,473
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,139
14,865	GO, 5.000%, 05/15/18	17,203
10,335	Series A, GO, 5.000%, 11/01/17	11,404
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/16	4,347
3,925	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	4,713
5,545	East Stroudsburg Area School District, GO, FSA, 5.000%, 09/01/17	6,045
1,315	Haverford Township School District, GO, FSA, 5.250%, 03/15/16	1,512
1,060	Marple Newtown School District, GO, FSA, 5.000%, 03/01/16	1,185
	Red Lion Area School District,
1,860	GO, FSA, 5.000%, 05/01/18	2,051
1,200	GO, FSA, 5.000%, 05/01/18	1,315
2,365	GO, FSA, 5.000%, 05/01/18	2,571
1,000	GO, FSA, 5.000%, 05/01/18	1,073
2,050	Seneca Valley School District, GO, FSA, 5.000%, 07/01/13	2,297

		98,597
	Hospital — 0.2%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	6,098
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.951%, 03/01/10	2,096

		8,194
	Other Revenue — 0.0% (g)
1,100	Pennsylvania Turnpike Commission, Series A, Rev., FSA, 5.250%, 07/15/22	1,253

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., FSA-CR-AMBAC, 5.000%, 12/01/16	2,262

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., FSA, 5.250%, 11/01/18	5,725

	Total Pennsylvania	119,670

	Puerto Rico — 0.2%
	Prerefunded — 0.2%
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,507

	South Carolina — 1.6%
	Certificate Of Participation/Lease — 0.0% (g)
200	Charleston County, Public Facilities Corp., COP, NATL-RE, 5.000%, 06/01/12	219

	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., FSA, 5.000%, 12/01/16	3,162

	General Obligation — 0.2%
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/19	2,493
4,740	Series A, GO, SCSDE, 5.250%, 03/01/19	5,403

		7,896
	Other Revenue — 0.3%
10,880	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 03/15/10	10,898

	Prerefunded — 0.2%
4,585	Berkeley County School District, GO, FSA SCSDE, 5.500%, 07/15/12 (p)	5,113
1,960	City of Columbia, Waterworks & Sewer System, Rev., 6.000%, 02/01/10 (p)	1,961

		7,074
	Utility — 0.7%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	14,604
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	7,716

		22,320
	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/19	2,495
1,000	City of Columbia, Waterworks & Sewer System, Rev., 5.700%, 02/01/10	1,000

		3,495
	Total South Carolina	55,064

	Tennessee — 0.9%
	Education — 0.3%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,470

	General Obligation — 0.3%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,699
	Metropolitan Government Nashville & Davidson County,
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,150
4,050	Series B, GO, 5.000%, 08/01/16	4,458
1,500	State of Tennessee, Series C, GO, 5.000%, 05/01/16	1,748

		10,055
	Prerefunded — 0.1%
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series B, Rev., AMBAC, 5.500%, 11/01/12 (p)	5,624

	Utility — 0.1%
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,170

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., FSA, 5.000%, 05/01/17	2,387

	Total Tennessee	30,706

	Texas — 7.8%
	Certificate Of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 08/01/14	1,670

	Education — 0.8%
	Southwest Higher Education Authority, Southern Methodist University Project,
1,000	Rev., 5.000%, 10/01/14	1,139
2,000	Rev., 5.000%, 10/01/19	2,237
3,000	Rev., 5.000%, 10/01/19	3,332
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/18	3,376
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/16	1,144
250	Series A, Rev., AMBAC, 5.500%, 03/15/16	282
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/19	1,405
2,500	Series A, Rev., 5.000%, 04/15/19	2,754
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16	3,313
2,500	Series B, Rev., 5.250%, 08/15/17	2,957
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/18	2,494
1,215	Series C, Rev., 5.000%, 03/01/18	1,323

		25,756
	General Obligation — 3.6%
12,700	Bell County, Limited Tax Note, GO, 5.000%, 02/15/12	13,678
1,075	Bexar County, GO, 5.250%, 06/15/17	1,184
1,890	City of El Paso, GO, 5.000%, 08/15/14	2,156
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,581
4,485	City of Garland, Series A, GO, 5.000%, 02/15/18	4,942
1,000	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/18	1,092
185	Collin County, Tax Refund, GO, 5.000%, 02/15/15	200
	Dallas County Community College District,
3,000	GO, 5.000%, 02/15/14	3,432
1,400	GO, 5.000%, 02/15/16	1,617
1,965	GO, 5.000%, 02/15/19	2,182
	Dallas Independent School District, Maintenance Tax Notes,
3,470	GO, 5.000%, 02/15/13	3,887
2,085	GO, 5.000%, 02/15/15	2,408
	Deer Park Independent School District, Limited Tax,
1,000	GO, FSA, 3.500%, 02/15/14	1,074
1,000	GO, FSA, 4.000%, 02/15/15	1,090
1,020	GO, FSA, 5.250%, 02/15/17	1,111
1,000	GO, FSA, 5.250%, 02/15/17	1,075
1,000	GO, FSA, 5.250%, 02/15/17	1,070
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, FSA, 5.000%, 08/15/18	4,112
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/19	1,941
4,800	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/19	5,623
	Harris County, Permanent Improvement,
2,000	Series B, GO, 4.000%, 10/01/15	2,205
1,500	Series B, GO, 5.000%, 10/01/15	1,734
1,605	Series B, GO, 5.000%, 10/01/19	1,847
	Harris County, Road,
1,225	Series A, GO, 4.000%, 10/01/13	1,349
2,750	Series A, GO, 5.250%, 10/01/18	3,213
2,000	Series A, GO, 5.250%, 10/01/19	2,343
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	757
	Longview Independent School District, Capital Appreciation, School Building,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,477
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	1,999
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,347
	North East Independent School District, Capital Appreciation, School Building,
2,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	2,436
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,365
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,429
1,025	Pharr San Juan Alamo Independent School District, GO, PSF-GTD, 5.000%, 02/01/12	1,113
110	Plano Independent School District, GO, PSF-GTD, 4.750%, 02/15/10	110
	San Jacinto Community College District,
2,885	GO, 4.000%, 02/15/12	3,057
4,920	GO, 5.000%, 02/15/18	5,520
5,000	GO, 5.000%, 02/15/19	5,120
1,330	GO, AMBAC, 5.000%, 02/15/17	1,463
390	GO, AMBAC, 5.000%, 02/15/17	426
	State of Texas, Public Finance Authority,
8,000	Series A, GO, 5.000%, 10/01/16	9,283
1,895	Series A, GO, 5.000%, 10/01/19	2,194
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/18	2,828
4,340	Series A, GO, 5.000%, 08/01/18	4,877
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/18	2,040
	Travis County,
650	GO, 4.000%, 03/01/11	676
500	GO, 5.000%, 03/01/12	544

		122,207
	Hospital — 0.2%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/14	5,544
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,464

		7,008
	Other Revenue — 0.0% (g)
1,000	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/16	1,054

	Prerefunded — 0.5%
5,000	City of Houston, Junior Lien, Series B, Rev., AMBAC, 5.750%, 12/01/12 (p)	5,660
8,935	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/11 (p)	9,648
1,000	North Texas Tollway Authority, Series A, Rev., FSA, 5.000%, 01/01/15 (p)	1,147

		16,455
	Special Tax — 0.2%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/19	1,101
945	Series C, GO, 5.000%, 02/15/19	1,020
325	Series C, GO, 5.000%, 02/15/19	350
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/16	5,579

		8,050
	Transportation — 0.9%
200	City of Laredo, International Toll Bridge, Series B, Rev., FSA, 5.000%, 10/01/13	223
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/18	5,125
3,000	Rev., 5.250%, 12/01/18	3,089
10,000	Series A, Rev., 5.000%, 12/01/16	11,534
7,660	Series A, Rev., 5.000%, 06/01/19	8,537
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
2,000	Series A, Rev., 5.000%, 11/01/16	2,111
1,000	Series A, Rev., 5.000%, 11/01/19	1,090

		31,709
	Utility — 0.1%
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,467

	Water & Sewer — 1.4%
200	City of Dallas, Waterworks & Sewer System Improvements, Rev., FSA, 5.375%, 10/01/12	224
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,482
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.375%, 01/01/13	6,646
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,315
2,130	Rev., 5.000%, 06/01/16	2,428
2,230	Rev., 5.000%, 06/01/17	2,539
2,695	Rev., 5.000%, 06/01/18	2,968
2,955	Rev., 5.000%, 06/01/18	3,207
3,405	Rev., 5.000%, 06/01/18	3,634
2,340	Rev., 5.000%, 06/01/18	2,653
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,713
3,820	Sub Series A-1, Rev., 5.000%, 07/15/19	4,378
8,780	Trinity River Authority, Texas Regional Water, Rev., 5.000%, 08/01/12	9,648

		48,835
	Total Texas	267,211

	Utah — 1.3%
	Education — 0.1%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 06/01/19	1,126
1,050	Rev., 5.000%, 06/01/19	1,172
1,100	Rev., 5.000%, 06/01/19	1,221
1,150	Rev., 5.000%, 06/01/19	1,265

		4,784
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,289
1,375	Series A, Rev., 5.000%, 12/01/16	1,574
1,000	Series A, Rev., 5.000%, 12/01/17	1,143

		4,006
	Prerefunded — 0.6%
	Utah Transit Authority,
10,000	Series A, Rev., FSA, 5.000%, 12/15/12 (p)	11,167
7,525	Series B, Rev., FSA, 4.750%, 12/15/15 (p)	8,683

		19,850
	Utility — 0.1%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,880

	Water & Sewer — 0.4%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19	8,139
2,500	Ogden City, Rev., FSA, 4.500%, 06/15/18	2,358
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.000%, 07/01/14	2,298

		12,795
	Total Utah	43,315

	Vermont — 0.2%
	Other Revenue — 0.2%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/17	4,553
2,355	Rev., AMBAC, 5.000%, 10/01/17	2,518

		7,071
	Total Vermont	7,071

	Virginia — 5.4%
	Education — 1.5%
	Virginia College Building Authority, Public Higher Education Financing Program,
7,700	Rev., 5.250%, 09/01/12 (p)	8,576
5,165	Series B, Rev., 5.000%, 09/01/12	5,720
9,080	Series B, Rev., 5.000%, 09/01/17	10,540
10,050	Series B, Rev., 5.000%, 09/01/19	11,633
5,135	Virginia Public School Authority, Series A, Rev., 5.000%, 08/01/14	5,928
	Virginia Public School Authority, School Financing, 1997 Resolution,
3,000	Series A, Rev., 5.000%, 08/01/11	3,203
1,900	Series A, Rev., 5.000%, 08/01/14	2,193
3,000	Series B, Rev., 5.000%, 08/01/13	3,404

		51,197
	General Obligation — 2.3%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	6,040
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	4,167
5,000	City of Newport News, Series B, GO, 5.250%, 02/01/16	5,854
	Commonwealth of Virginia,
4,000	Series A, GO, 5.000%, 06/01/13	4,535
2,725	Series A, GO, 5.000%, 06/01/14	3,154
2,790	Series B, GO, 5.000%, 06/01/19	3,277
5,685	Series D, GO, 5.000%, 06/01/16	6,654
17,575	Series D, GO, 5.000%, 06/01/19	20,451
	Fairfax County, Public Improvement,
6,495	Series A, GO, 5.000%, 04/01/18	7,392
16,685	Series B, GO, 5.000%, 10/01/12	18,576

		80,100
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,314

	Other Revenue — 0.8%
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	6,153
3,005	Series B, Rev., 4.000%, 08/01/12	3,246
5,620	Series C, Rev., 5.000%, 08/01/15	6,110
5,225	Series D, Rev., 5.000%, 08/01/17	6,075
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	3,916

		25,500
	Prerefunded — 0.4%
1,500	Arlington County, Public Improvement, GO, 5.250%, 05/15/14 (p)	1,753
3,720	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/14 (p)	4,293
7,000	Tobacco Settlement Financing Corp., Asset Backed, Rev., 5.625%, 06/01/15 (p)	8,241

		14,287
	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/19	2,598

	Transportation — 0.3%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,730
1,005	5.000%, 04/01/16	1,159
1,935	5.000%, 04/01/17	2,235
1,655	5.000%, 04/01/18	1,906
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,339

		10,369
	Total Virginia	185,365

	Washington — 1.1%
	General Obligation — 1.1%
	Benton County School District No. 17,
3,220	GO, 5.000%, 12/01/13	3,644
4,300	GO, 5.000%, 12/01/14	4,907
2,000	City of Tacoma, Series B, GO, NATL-RE, Zero Coupon, 12/01/16	1,540
5,000	King County School District No. 414, Lake Washington, GO, FSA, 5.000%, 12/01/17	5,581
12,400	State of Washington, Various Purpose, Series R-2010A, GO, 5.000%, 01/01/19	13,754
1,800	Whitman County School District No. 267 Pullman, GO, 5.000%, 12/01/18	2,047
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/19	5,356

		36,829
	Hospital — 0.0% (g)
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., FSA, 5.250%, 08/15/18	1,294

	Utility — 0.0% (g)
200	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13	227

	Total Washington	38,350

	West Virginia — 0.2%
	Prerefunded — 0.2%
8,380	State of West Virginia, State Roads, GO, NATL-RE, 5.750%, 06/01/10 (p)	8,622

	Wisconsin — 0.5%
	General Obligation — 0.4%
700	Milwaukee County, Series A, GO, NATL-RE, 5.000%, 10/01/11	752
	State of Wisconsin,
5,000	Series 1, GO, NATL-RE, 5.000%, 05/01/14	5,711
5,000	Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,738

		12,201
	Private Placement — 0.1%
3,800	Wisconsin Health & Education Facilities, Rev., 4.420%, 10/01/27 (f) (i)	3,833

	Total Wisconsin	16,034

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/14	158

	Total Municipal Bonds (Cost $3,054,836)	3,164,472
SHARES
Short-Term Investment — 10.7%
	Investment Company — 10.7%
367,316	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $367,316)	367,316
	Total Investments — 103.0% (Cost $3,422,152)	3,531,788
	Liabilities in Excess of Other Assets — (3.0)%	(102,084)
	NET ASSETS — 100.0%	$3,429,704

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COPCPIU	——	Certificate of ParticipationConsumer Price Index for Urban Consumers
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
GTY	—	Guaranty
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2010.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(r)(t)	Rates shown are per annum and payments are as described.The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,997
Aggregate gross unrealized depreciation	(6,361)
Net unrealized appreciation/depreciation	$109,636
Federal income tax cost of investments	$3,422,152

Tax Aware Real Return Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$367,316	$3,160,639	$3,833	$3,531,788
Appreciation in Other Financial Instruments
Swaps	$–	$1,870	$–	$1,870
Total Appreciation in Other Financial Instruments	$–	$1,870	$–	$1,870

Depreciation in Other Financial Instruments
Swaps	$–	$(61,115)	$–	$(61,115)
Total Depreciation in Other Financial Instruments	$–	$(61,115)	$–	$(61,115)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”).

The following is a summary for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Net transfers in (out) of Level 3	Balance as of 1/31/10
Investments in Securities
Municipal Bond - Wisconson	-	-	10	-	-	3,823	3,833
Total	$ -	$ -	$ 10	$ -	$ -	$ 3,823	$ 3,833

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $10,000.

Inflation-Linked Swaps
		RATE TYPE (r)					UPFRONT
		PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL		PREMIUMS
	SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE	(PAID)/RECEIVED [1]

0103309SD	Barclays Bank plc	2.770% at termination	CPI-U at termination	09/02/10	$2,000	$(45)	$-
0189399SD	Barclays Bank plc	2.988% at termination	CPI-U at termination	01/15/11	25,000	(1,378)	-
0143619SD	Barclays Bank plc	2.817% at termination	CPI-U at termination	02/13/11	500	(19)	-
0209719SD	Barclays Bank plc	2.960% at termination	CPI-U at termination	04/15/11	20,000	(1,244)	-
0183759SD	Barclays Bank plc	2.970% at termination	CPI-U at termination	06/14/11	2,000	(109)	-
0183909SD	Barclays Bank plc	2.940% at termination	CPI-U at termination	06/15/11	3,000	(160)	-
0223879SD	Barclays Bank plc	2.890% at termination	CPI-U at termination	08/25/11	25,000	(1,439)	-
0538289SD	Barclays Bank plc	2.490% at termination	CPI-U at termination	10/12/11	50,000	(1,736)	-
0674729SD	Barclays Bank plc	2.030% at termination	CPI-U at termination	09/16/12	100,000	(4,789)	-
0107319SD	Barclays Bank plc	2.760% at termination	CPI-U at termination	09/16/12	1,500	(67)	-
0209759SD	Barclays Bank plc	3.003% at termination	CPI-U at termination	01/15/13	20,000	(1,607)	-
0143609SD	Barclays Bank plc	2.855% at termination	CPI-U at termination	02/13/13	500	(30)	-
0621289SD	Barclays Bank plc	2.540% at termination	CPI-U at termination	03/19/13	50,000	(2,372)	-
0183779SD	Barclays Bank plc	2.950% at termination	CPI-U at termination	06/14/13	2,000	(139)	-
0183899SD	Barclays Bank plc	2.923% at termination	CPI-U at termination	06/15/13	3,000	(202)	-
0253539SD	Barclays Bank plc	2.573% at termination	CPI-U at termination	07/15/13	25,000	(1,156)	-
0223869SD	Barclays Bank plc	2.895% at termination	CPI-U at termination	08/25/13	25,000	(1,747)	-
0507829SD	Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	50,000	(2,350)	-
0189389SD	Barclays Bank plc	2.993% at termination	CPI-U at termination	01/15/14	25,000	(1,957)	-
0223919SD	Barclays Bank plc	2.920% at termination	CPI-U at termination	01/15/15	25,000	(1,852)	-
0209709SD	Barclays Bank plc	3.007% at termination	CPI-U at termination	01/15/15	20,000	(1,649)	-
0621279SD	Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	50,000	(2,229)	-
0538299SD	Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	50,000	(2,046)	-
0189379SD	Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/16	25,000	(1,908)	-
0183789SD	Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/16	5,000	(323)	-
0183889SD	Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/16	3,000	(190)	-
0253529SD	Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/16	25,000	(1,050)	-
0507839SD	Barclays Bank plc	2.718% at termination	CPI-U at termination	01/15/17	50,000	(2,207)	-
0538309SD	Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/19	50,000	(1,587)	-
0637329SD	BNP Paribas	2.745% at termination	CPI-U at termination	05/01/28	25,000	90	-
0719719BD	Deutsche Bank AG, New York	2.135% at termination	CPI-U at termination	08/03/16	100,000	1,780	-
0668139SD	Royal Bank of Scotland	2.490% at termination	CPI-U at termination	08/07/10	100,000	(4,436)	-
0671089SD	Royal Bank of Scotland	2.330% at termination	CPI-U at termination	08/28/10	100,000	(4,777)	-
0674499SD	Royal Bank of Scotland	2.140% at termination	CPI-U at termination	09/15/13	100,000	(4,522)	-
0720459BD	Royal Bank of Scotland	0.036% at termination	CPI-U at termination	07/31/29	100,000	(9,793)	-
						$(59,245)	$-

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Swaps — The Tax Aware Real Return Fund engages in inflation-linked swaps, price locks and interest rate swaps to provide inflation protection and to manage risks associated with changes to interest rates and swap spreads within its portfolio. These transactions are negotiated contracts between the Fund and a counterparty to exchange cash flows at specified, future intervals.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 92.0%
	Alaska — 1.0%
	General Obligation — 1.0%
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.250%, 04/01/15	112

	Arizona — 1.7%
	General Obligation — 0.8%
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	95

	Transportation — 0.9%
90	Arizona State Transportation Board, Series B, Rev., 5.000%, 07/01/13	102

	Total Arizona	197

	California — 5.9%
	Education — 1.1%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	70
50	University of California, Series C, Rev., NATL-RE, 4.750%, 05/15/13	55

		125
	General Obligation — 1.8%
175	San Ramon Valley Unified School District, 2002 Election, GO, FSA, 5.250%, 08/01/14	198

	Other Revenue — 1.9%
100	California State Public Works Board, Various University of California Projects, Series D, Rev., 5.000%, 05/01/11	105
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	86
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	28

		219
	Prerefunded — 1.1%
80	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	94
30	Pasadena Unified School District, Election 1997, Series D, GO, NATL-RE, 4.500%, 05/01/13 (p)	33
		127
	Total California	669

	Colorado — 1.0%
	Special Tax — 1.0%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	111

	Connecticut — 6.2%
	General Obligation — 6.2%
150	City of New Britain, GO, FSA, 5.000%, 04/15/17	175
250	State of Connecticut, Series E, GO, 5.000%, 12/15/16	290
200	Town of Trumbull, GO, 5.000%, 09/15/16	233

	Total Connecticut	698

	District of Columbia — 1.2%
	Education — 1.0%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	111

	General Obligation — 0.2%
20	District of Columbia, Series C, GO, FSA, 5.000%, 06/01/15	23

	Total District of Columbia	134

	Florida — 2.7%
	Other Revenue — 0.8%
80	Polk County, Public Facilities Authority, Rev., NATL-RE, 5.000%, 12/01/15	85

	Transportation — 1.7%
125	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	139
50	Florida State Turnpike Authority, Department of Transportation, Series B, Rev., AMBAC, 5.000%, 07/01/11	53

		192
	Water & Sewer — 0.2%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/15	28

	Total Florida	305

	Georgia — 2.5%
	General Obligation — 1.9%
50	State of Georgia, Series D, GO, 4.000%, 08/01/11	53
155	State of Georgia, Unrefunded Balance, Series B, GO, 5.000%, 07/01/11 (p)	165

		218
	Water & Sewer — 0.6%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	60

	Total Georgia	278

	Hawaii — 1.9%
	Prerefunded — 1.9%
200	City & County of Honolulu, Series A, GO, 6.000%, 01/01/12 (p)	221

	Idaho — 0.5%
	Water & Sewer — 0.5%
50	Idaho Board Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	58

	Illinois — 2.7%
	General Obligation — 1.2%
60	City of Chicago, Series A, GO, FSA, 5.500%, 01/01/19	70
60	Cook-Kane Lake & McHenry Counties Community College District No. 512, William Rainey Harper College, GO, 5.000%, 12/01/11	64

		134
	Prerefunded — 1.5%
150	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	175

	Total Illinois	309

	Indiana — 1.0%
	Education — 1.0%
100	Purdue University, Student Fees, Series U, Rev., 5.250%, 07/01/21	118

	Iowa — 0.7%
	Water & Sewer — 0.7%
65	City of Des Moines, Sewer System, Series H, Rev., FSA, 5.000%, 06/01/14	74

	Louisiana — 2.0%
	Industrial Development Revenue/Pollution Control Revenue — 2.0%
200	Terrebonne Parish, Series ST, Rev., 5.875%, 03/01/19	225

	Maryland — 2.5%
	General Obligation — 1.5%
100	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	117
50	Prince Georges County, Public Improvement, Series A, GO, 5.000%, 10/01/13	57

		174
	Transportation — 1.0%
100	Maryland State Department of Transportation County, Second Issue, Rev., 4.000%, 09/01/16	110

	Total Maryland	284

	Massachusetts — 1.0%
	Prerefunded — 1.0%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	113

	Michigan — 1.6%
	Education — 0.7%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 05/15/15	83

	Prerefunded — 0.9%
85	Ovid Elsie Area Schools, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 11/01/12 (p)	95

	Total Michigan	178

	Mississippi — 1.5%
	General Obligation — 0.8%
85	State of Mississippi, Capital Improvements, GO, 5.000%, 11/01/10	88

	Prerefunded — 0.7%
100	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	88

	Total Mississippi	176

	Missouri — 3.5%
	General Obligation — 1.7%
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.000%, 03/01/18	198

	Transportation — 1.0%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/16	110

	Water & Sewer — 0.8%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.500%, 07/01/14	88

	Total Missouri	396

	New Jersey — 3.7%
	Prerefunded — 2.3%
250	State of New Jersey, Series A, COP, AMBAC, 5.000%, 06/15/11 (p)	265

	Transportation — 1.4%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	89
60	Series A, Rev., 5.500%, 12/15/21	68

		157
	Total New Jersey	422

	New Mexico — 0.3%
	Other Revenue — 0.3%
30	New Mexico Finance Authority, Sub Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	34

	New York — 13.3%
	Education — 1.0%
100	New York State Dormitory Authority, Series B, Rev., 4.000%, 03/15/14	110

	General Obligation — 5.2%
50	Ardsley Union Free School District, Series B, GO, FSA, 4.000%, 06/15/15	54
195	Briarcliff Manor, Public Improvement, Series A, GO, FSA, 5.000%, 09/01/14	225
75	City of White Plains, Public Improvement, Series A, GO, 4.400%, 05/15/11 (p)	79
75	Suffolk County, Public Improvement, Series B, GO, NATL-RE, 4.250%, 11/01/14	83
100	Syosset Central School District, GO, FSA, 4.250%, 12/15/13	112
35	Valhalla Union Free School District, GO, FSA , 5.000%, 03/15/11 (p)	37

		590
	Industrial Development Revenue/Pollution Control Revenue — 2.9%
280	City of New York, Series E-1, GO, 6.250%, 10/15/18	325

	Other Revenue — 1.5%
50	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Projects, Sub Series E, Rev., 5.000%, 06/15/12	55
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	112

		167
	Special Tax — 1.0%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/14	112

	Water & Sewer — 1.7%
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/17	199

	Total New York	1,503

	North Carolina — 2.1%
	Certificate Of Participation/Lease — 0.6%
65	Cabarrus County, COP, 5.250%, 02/01/13	71

	Transportation — 1.5%
150	State of North Carolina, Rev., NATL-RE, 5.000%, 03/01/12	163

	Total North Carolina	234

	Ohio — 2.6%
	General Obligation — 2.0%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	115
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/18	116

		231
	Other Revenue — 0.6%
75	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	69

	Total Ohio	300

	Oklahoma — 3.0%
	Education — 3.0%
300	Oklahoma Capital Improvement Authority, Higher Education Projects, Series F, Rev., AMBAC, 5.000%, 07/01/13	336

	Pennsylvania — 5.2%
	Education — 1.7%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/16	198

	General Obligation — 2.5%
50	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/12	55
200	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/16 (p)	232

		287
	Water & Sewer — 1.0%
100	City of Philadelphia, Water & Wastewater, Series A, Rev., NATL-RE, FGIC, 5.500%, 11/01/11	107

	Total Pennsylvania	592

	Tennessee — 0.5%
	General Obligation — 0.5%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18	56

	Texas — 9.4%
	Education — 1.8%
85	Texas A&M University, Financing System, Series B, Rev., 5.375%, 05/15/11	90
100	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/12	111

		201
	General Obligation — 1.2%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/17	79
60	Houston Independent School District, GO, PSF-GTD, 5.000%, 02/15/10	60

		139
	Other Revenue — 1.5%
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.000%, 02/01/14	164

	Prerefunded — 1.5%
75	Liberty Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	83
75	University of Texas, Series A, Rev., 6.250%, 01/01/13 (p)	86

		169
	Transportation — 0.5%
50	Harris County, Senior Lien, Toll Road, Rev., FSA, 5.375%, 08/15/11	54

	Utility — 0.5%
50	City of Garland, Electric System, Rev., NATL-RE, 5.625%, 03/01/15	57

	Water & Sewer — 2.4%
50	City of Houston, Utilities System, First Lien, Series A, Rev., FSA, 5.000%, 11/15/15	56
25	City of San Antonio, Water Authority, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	29
70	Mesquite Waterworks & Sewer System, Rev., FSA, 5.000%, 03/01/17	77
100	Trinity River Authority, Rev., 5.000%, 08/01/14	114

		276
	Total Texas	1,060

	Utah — 0.8%
	Other Revenue — 0.8%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Series C, Rev., FSA, 5.500%, 05/15/14 (p)	87

	Vermont — 0.3%
	Utility — 0.3%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL-RE, 5.250%, 07/01/14	39

	Washington — 3.5%
	General Obligation — 3.1%
25	Snohomish County School District No. 2 Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	29
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	319

		348
	Transportation — 0.2%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	28

	Utility — 0.2%
20	Energy Northwest, Project 1, Series D, Rev., 5.000%, 07/01/16	23

	Total Washington	399

	Wisconsin — 6.2%
	General Obligation — 3.4%
50	Northland Pines School District, GO, FSA, 5.000%, 04/01/12	54
300	State of Wisconsin, Series 1, GO, 4.000%, 11/01/13	330

		384
	Other Revenue — 2.8%
300	State of Wisconsin, Series A, Rev., 5.000%, 07/01/18	321

	Total Wisconsin	705
	Total Municipal Bonds (Cost $9,960)	10,423
SHARES
Short-Term Investment — 9.5%
	Investment Company — 9.5%
1,084	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (m) (Cost $1,084)	1,084
	Total Investments — 101.5% (Cost $11,044)	11,507
	Liabilities in Excess of Other Assets — (1.5)%	(174)
	NET ASSETS — 100.0%	$11,333

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
CPIU	—	Consumer Price Index for Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$476
Aggregate gross unrealized depreciation	(13)
Net unrealized appreciation/depreciation	$463
Federal income tax cost of investments	$11,044

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) • Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,084	$10,423	$—	$11,507
Depreciation in Other Financial Instruments
Swaps	$—	$(247)	$—	$(247)
Total Depreciation in Other Financial Instruments	$—	(247)	$—	$(247)

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for country and/or industry specifics of the portfolio holdings.

Inflation-Linked Swaps
	RATE TYPE (r)					UPFRONT
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL		PREMIUMS
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE	(PAID)/RECEIVED [1]
Barclays Bank plc	2.573% at termination	CPI-U at termination	01/15/14	$1,000	$(47)	$—
Barclays Bank plc	2.610% at termination	CPI-U at termination	03/19/15	1,500	(67)	—
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/15	500	(20)	—
Royal Bank of Scotland	2.490% at termination	CPI-U at termination	08/07/10	1,000	(44)	—
Royal Bank of Scotland	2.740% at termination	CPI-U at termination	07/31/13	1,000	(69)	—
					$(247)	$—

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Swaps - The Fund engages in inflation-linked swaps, price lock and interest rate swaps, to provide inflation protection and to manage risks associated with changes to interest rates and swap spreads within its Portfolio. These transactions are negotiated contracts between the Fund and a counterparty to exchange cash flows at specified, future intervals.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JANUARY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.9%
Consumer Discretionary — 11.2%
	Auto Components — 1.2%
110	Johnson Controls, Inc.	3,048

	Hotels, Restaurants & Leisure — 2.1%
27	Carnival Corp. (a)	891
35	International Game Technology	636
53	Starwood Hotels & Resorts Worldwide, Inc.	1,758
64	Yum! Brands, Inc.	2,201

		5,486
	Household Durables — 0.2%
42	KB Home	635

	Internet & Catalog Retail — 0.4%
9	Amazon.com, Inc. (a)	1,120

	Media — 4.0%
72	Comcast Corp., Class A	1,141
142	Time Warner, Inc.	3,891
182	Walt Disney Co. (The)	5,368

		10,400
	Specialty Retail — 1.8%
29	Advance Auto Parts, Inc.	1,135
145	Staples, Inc.	3,410

		4,545
	Textiles, Apparel & Luxury Goods — 1.5%
26	Coach, Inc.	922
25	Nike, Inc., Class B	1,600
18	V.F. Corp.	1,328

		3,850
	Total Consumer Discretionary	29,084
Consumer Staples — 9.9%
	Beverages — 1.8%
29	Coca-Cola Co. (The)	1,563
53	PepsiCo, Inc.	3,133

		4,696
	Food & Staples Retailing — 3.4%
118	CVS/Caremark Corp.	3,836
58	SYSCO Corp.	1,628
64	Wal-Mart Stores, Inc.	3,440

		8,904
	Food Products — 0.5%
19	General Mills, Inc.	1,338

	Household Products — 2.9%
123	Procter & Gamble Co. (The)	7,562

	Tobacco — 1.3%
71	Philip Morris International, Inc.	3,218

	Total Consumer Staples	25,718
Energy — 11.5%
	Energy Equipment & Services — 1.9%
13	Baker Hughes, Inc.	584
50	Schlumberger Ltd.	3,155
13	Transocean Ltd., (Switzerland) (a)	1,143

		4,882
	Oil, Gas & Consumable Fuels — 9.6%
19	Anadarko Petroleum Corp.	1,190
32	Apache Corp.	3,169
69	ConocoPhillips	3,330
47	Devon Energy Corp.	3,139
17	EOG Resources, Inc.	1,561
100	Exxon Mobil Corp.	6,424
68	Occidental Petroleum Corp.	5,326
20	Southwestern Energy Co. (a)	868

		25,007
	Total Energy	29,889
Financials — 13.2%
	Capital Markets — 4.2%
109	Bank of New York Mellon Corp. (The)	3,182
29	Goldman Sachs Group, Inc. (The)	4,280
100	Morgan Stanley	2,666
40	TD AMERITRADE Holding Corp. (a)	710

		10,838
	Commercial Banks — 3.4%
46	BB&T Corp.	1,275
131	U.S. Bancorp	3,284
155	Wells Fargo & Co.	4,418

		8,977
	Diversified Financial Services — 2.8%
318	Bank of America Corp.	4,822
474	Citigroup, Inc. (a)	1,575
53	NASDAQ OMX Group, Inc. (The) (a)	951

		7,348
	Insurance — 2.8%
29	ACE Ltd., (Switzerland) (a)	1,420
36	Aflac, Inc.	1,729
30	MetLife, Inc.	1,062
28	Principal Financial Group, Inc.	642
47	Prudential Financial, Inc.	2,353

		7,206
	Total Financials	34,369
Health Care — 13.0%
	Biotechnology — 1.9%
56	Celgene Corp. (a)	3,175
34	Gilead Sciences, Inc. (a)	1,629

		4,804
	Health Care Equipment & Supplies — 1.9%
35	Baxter International, Inc.	2,001
59	Covidien plc, (Ireland)	2,991

		4,992
	Health Care Providers & Services — 1.6%
83	Aetna, Inc.	2,482
30	Cardinal Health, Inc.	991
11	WellPoint, Inc. (a)	705

		4,178
	Pharmaceuticals — 7.6%
93	Abbott Laboratories	4,918
55	Bristol-Myers Squibb Co.	1,344
180	Merck & Co., Inc.	6,873
359	Pfizer, Inc.	6,704

		19,839
	Total Health Care	33,813
Industrials — 9.1%
	Aerospace & Defense — 2.7%
20	Boeing Co. (The)	1,187
38	Honeywell International, Inc.	1,485
65	United Technologies Corp.	4,356

		7,028
	Electrical Equipment — 1.2%
33	Cooper Industries plc	1,399
41	Emerson Electric Co.	1,695

		3,094
	Machinery — 2.9%
65	Deere & Co.	3,268
86	PACCAR, Inc.	3,083
24	Parker Hannifin Corp.	1,355

		7,706
	Road & Rail — 2.3%
126	Norfolk Southern Corp.	5,909

	Total Industrials	23,737
Information Technology — 20.7%
	Communications Equipment — 4.5%
270	Cisco Systems, Inc. (a)	6,059
84	Juniper Networks, Inc. (a)	2,086
89	QUALCOMM, Inc.	3,498

		11,643
	Computers & Peripherals — 6.0%
25	Apple, Inc. (a)	4,773
163	Hewlett-Packard Co.	7,666
25	International Business Machines Corp.	3,039

		15,478
	Electronic Equipment, Instruments & Components — 0.9%
132	Corning, Inc.	2,394

	Internet Software & Services — 2.3%
11	Google, Inc., Class A (a)	5,932

	IT Services — 0.6%
6	MasterCard, Inc., Class A	1,623

	Semiconductors & Semiconductor Equipment — 1.4%
145	Applied Materials, Inc.	1,766
79	Xilinx, Inc.	1,854

		3,620
	Software — 5.0%
381	Microsoft Corp.	10,736
102	Oracle Corp.	2,350

		13,086
	Total Information Technology	53,776
Materials — 3.8%
	Chemicals — 2.5%
103	Dow Chemical Co. (The)	2,800
22	Monsanto Co.	1,633
29	Praxair, Inc.	2,158

		6,591
	Metals & Mining — 1.3%
50	Freeport-McMoRan Copper & Gold, Inc.	3,367

	Total Materials	9,958
Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.6%
110	AT&T, Inc.	2,799
137	Verizon Communications, Inc.	4,027

		6,826
	Wireless Telecommunication Services — 0.3%
245	Sprint Nextel Corp. (a)	803

	Total Telecommunication Services	7,629
Utilities — 1.6%
	Electric Utilities — 1.6%
84	Edison International	2,803
46	Southern Co.	1,483

	Total Utilities	4,286
	Total Common Stocks (Cost $194,768)	252,259
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
610	U.S. Treasury Note, 2.875%, 06/30/10 (Cost $616)	617
SHARES
Short-Term Investment — 2.8%
	Investment Company — 2.8%
7,374	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.080% (b) (l) (m) (Cost $7,374)	7,374
	Total Investments — 100.0% (Cost $202,758)	260,250
	Other Assets in Excess of Liabilities — 0.0%	109
	NET ASSETS — 100.0%	$260,359

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 01/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
23	S&P 500 Index	03/18/10	$6,155	$(146)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of January 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of January 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$58,912
Aggregate gross unrealized depreciation	(1,420)
Net unrealized appreciation/depreciation	$57,492
Federal income tax cost of investments	$202,758

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$259,633	$617	$–	$260,250
Depreciation in Other Financial Instruments
Futures Contracts	$(146)	$–	$–	$(146)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

March 29, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

March 29, 2010